 AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON FEBRUARY 27, 2001
                                                     REGISTRATION NO. 333-11131
                                                                       811-5338

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                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                               ----------------

                                   FORM N-4

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         [X]

                         PRE-EFFECTIVE AMENDMENT NO.                        [_]

                        POST-EFFECTIVE AMENDMENT NO. 7                      [X]

                                      AND

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     [X]

                               AMENDMENT NO. 24                             [X]

                       THE NEW ENGLAND VARIABLE ACCOUNT
                          (EXACT NAME OF REGISTRANT)

                      METROPOLITAN LIFE INSURANCE COMPANY
                              (NAME OF DEPOSITOR)

                 ONE MADISON AVENUE, NEW YORK, NEW YORK 10010
             (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES)

                 DEPOSITOR'S TELEPHONE NUMBER: (212) 578-5364

NAME AND ADDRESS OF AGENT FOR SERVICE:    COPY TO:


Gary A. Beller, Esq.                      Stephen E. Roth, Esquire
Metropolitan Life Insurance Company       Sutherland, Asbill & Brennan LLP
One Madison Avenue                        1275 Pennsylvania Avenue, N.W.
New York, New York 10010                  Washington, D.C. 20004-2404


It is proposed that this filing will become effective (check appropriate box)

  [ ] immediately upon filing pursuant to paragraph (b) of Rule 485

  [ ] on (date) pursuant to paragraph (b) of Rule 485

  [_] 60 days after filing pursuant to paragraph (a)(1) of Rule 485

  [X] on May 1, 2001 pursuant to paragraph (a)(1) of Rule 485


Title of Securities Being Registered: Individual Variable Annuity Contracts.

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


This registration statement incorporates by reference the prospectus dated April 30, 1999 as filed in Post-Effective Amendment No. 4 to the Registration Statement on Form N-4 (File No. 333-11131) filed on April 26, 1999 and the supplement dated May 1, 2000 to the prospectus dated April 30, 1999, as filed in Post-Effective Amendment No. 5 to the Registration Statement on Form N-4 (File No. 333-11131) filed on April 27, 2000.

                              ZENITH ACCUMULATOR

                     Individual Variable Annuity Contracts
                                   Issued By
                      Metropolitan Life Insurance Company
                              One Madison Avenue
                           New York, New York 10010

                              Designated Office:
                      New England Life Insurance Company
                              501 Boylston Street
                          Boston, Massachusetts 02116
                                (617) 578-2000

                       SUPPLEMENT DATED MAY 1, 2001

                  TO THE PROSPECTUS DATED APRIL 30, 1999

  This supplement updates certain information in the prospectus dated April 30, 1999 as supplemented May 1, 2000, describing individual flexible and single purchase payment variable annuity contracts (the "Contracts") funded by The New England Variable Account (the "Variable Account"). You should read and retain this supplement. Certain additional information about the Contracts is contained in a Statement of Additional Information dated May 1, 2001, as it may be supplemented from time to time, which has been filed with the Securities and Exchange Commission and is incorporated herein by reference. A complete prospectus dated May 1, 2000, as well as the Statement of Additional Information, may be obtained free of charge by writing to New England Securities Corporation at 399 Boylston Street, Boston, Massachusetts 02116 or telephoning 1-800-365-5015.

  THE SECURITIES AND EXCHANGE COMMISSION MAINTAINS A WEBSITE THAT CONTAINS THE STATEMENT OF ADDITIONAL INFORMATION, MATERIAL INCORPORATED BY REFERENCE, AND OTHER INFORMATION REGARDING REGISTRANTS THAT FILE ELECTRONICALLY WITH THE SECURITIES AND EXCHANGE COMMISSION. THE ADDRESS OF THE SITE IS
HTTP://WWW.SEC.GOV.

  NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED THESE CONTRACTS OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

  THE ELIGIBLE FUND PROSPECTUSES ARE ATTACHED. PLEASE READ THEM AND KEEP THEM FOR REFERENCE.

  WE DO NOT GUARANTEE HOW ANY OF THE SUB-ACCOUNTS OR ELIGIBLE FUNDS WILL PERFORM. THE CONTRACTS AND ELIGIBLE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY FINANCIAL INSTITUTION AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY.

                                  HIGHLIGHTS

  Condensed financial information containing the accumulation unit value history appears at the end of this supplement. Average annual total return information appears at the end of this supplement.

                                 EXPENSE TABLE

  The purpose of the table and the examples below is to explain the various costs and expenses you will bear, directly or indirectly, as a Contract Owner. These are deducted from purchase payments, the Variable Account, or the Eligible Funds. In the examples following the table, we assume that you allocated your entire purchase payment to one sub-account, with no transfers.

                               VARIABLE ACCOUNT

CONTRACT OWNER TRANSACTION EXPENSES(1)
    Sales Charge Imposed on Purchases (as a percentage
     of Contract Value).................................           0%
    Maximum Contingent Deferred Sales Charge(2) (as a
     percentage of Contract Value)......................          6.5%
    Transfer Fee (per Contract Year)(3)................. $0 on the first twelve
                                                          $10 each thereafter
ANNUAL CONTRACT FEE
    Administration Contract Charge (per Contract)(4) ...          $30
SEPARATE ACCOUNT ANNUAL EXPENSES(5)
(AS PERCENTAGE OF AVERAGE NET ASSETS)

                                          AMERICAN FUNDS
                                              GROWTH
                                           SUB-ACCOUNT,
                                          AMERICAN FUNDS
                                          GROWTH-INCOME
                                           SUB-ACCOUNT
                                               AND
                                          AMERICAN FUNDS          ALL
                                           GLOBAL SMALL          OTHER
                                          CAPITALIZATION          SUB-
                                           SUB-ACCOUNT          ACCOUNTS
                                          -------------- ----------------------
    Mortality and Expense Risk Charge....      1.20%               .95%
    Administration Asset Charge..........      0.40%               .40%
                                               ----               ----
        Total Separate Account Annual
         Expenses........................      1.60%              1.35%

                            NEW ENGLAND ZENITH FUND

OPERATING EXPENSES FOR THE YEAR ENDED DECEMBER 31, 2000
 (AS A PERCENTAGE OF AVERAGE NET ASSETS)


                                        OTHER         TOTAL         OTHER         TOTAL
                                      EXPENSES      EXPENSES      EXPENSES      EXPENSES
                         MANAGEMENT    BEFORE        BEFORE         AFTER         AFTER
                           FEES*    REIMBURSEMENT REIMBURSEMENT REIMBURSEMENT REIMBURSEMENT
                         ---------- ------------- ------------- ------------- -------------
Back Bay Advisors Money
 Market Series..........    .35%        .06%          .41%          .06%          .41%
Back Bay Advisors Bond
 Income Series..........    .40%        .07%          .47%          .07%          .47%
Salomon Brothers
 Strategic Bond
 Opportunities Series...    .65%        .13%          .78%          .13%          .78%
Salomon Brothers U.S.
 Government Series(6)...    .55%        .16%          .71%          .15%          .70%
Back Bay Advisors
 Managed Series(7)......    .50%        .08%          .58%          .08%          .58%
Balanced Series.........    .70%        .10%          .80%          .10%          .80%
Alger Equity Growth
 Series.................    .75%        .04%          .79%          .04%          .79%
Capital Growth
 Series(8)..............    .62%        .04%          .66%          .04%          .66%
Davis Venture Value
 Series.................    .75%        .04%          .79%          .04%          .79%
Harris Oakmark Mid Cap
 Value
 Series(6)..............    .75%        .21%          .96%          .15%          .90%
Loomis Sayles Small Cap
 Series(6)(8)...........    .90%        .06%          .96%          .06%          .96%
Westpeak Growth and
 Income Series(8).......    .68%        .05%          .73%          .05%          .73%

--------

* Our affiliate, MetLife Advisors, LLC, (formerly New England Investment Management, LLC), is the investment adviser for the Series of the Zenith
Fund.

                        METROPOLITAN SERIES FUND, INC.

OPERATING EXPENSES FOR THE YEAR ENDED DECEMBER 31, 2000

 (ANTICIPATED EXPENSES FOR 2000 FOR THE JANUS GROWTH AND FRANKLIN TEMPLETON SMALL CAP GROWTH PORTFOLIOS)
 (AS A PERCENTAGE OF NET ASSETS)


                                                      OTHER         TOTAL         OTHER         TOTAL
                                        12B-1       EXPENSES      EXPENSES      EXPENSES      EXPENSES
                          MANAGEMENT DISTRIBUTION    BEFORE        BEFORE         AFTER         AFTER
                            FEES*        FEE      REIMBURSEMENT REIMBURSEMENT REIMBURSEMENT REIMBURSEMENT
                          ---------- ------------ ------------- ------------- ------------- -------------
Putnam Large Cap Growth
 Portfolio(9)...........     .80%         N/A         .59%          1.39%         .20%          1.00%
Putnam International
 Stock Portfolio........     .90%         N/A         .24%          1.14%         .24%          1.14%
State Street Research
 Aurora Small Cap Value
 Portfolio(9)...........     .85%         N/A         .49%          1.34%         .20%          1.05%
Janus Mid Cap
 Portfolio(10)..........     .66%        .25%         .04%           .95%         .04%           .95%
Lehman Brothers
 Aggregate Bond Index
 Portfolio(10)..........     .25%        .25%         .12%           .62%         .12%           .62%
MetLife Stock Index
 Portfolio-Class
 B(9)(11)...............     .25%        .25%         .03%           .53%         .03%           .53%
MetLife Stock Index
 Portfolio-Class A(12)..     .25%         N/A         .03%           .53%         .03%           .53%
MetLife Mid Cap Stock
 Index
 Portfolio(9)(10).......     .25%        .25%         .58%          1.08%         .20%           .70%
Morgan Stanley EAFE
 Index
 Portfolio(9)(10).......     .30%        .25%         .48%          1.03%         .40%           .95%
Russell 2000 Index
 Portfolio(9)(10).......     .25%        .25%         .30%           .80%         .30%           .80%
State Street Research
 Investment Trust
 Portfolio..............     .47%        .25%         .03%           .75%         .02%           .74%
Neuberger Berman
 Partners Mid Cap Value
 Portfolio(10)..........     .70%        .25%         .19%          1.14%         .06%          1.01%
Janus Growth
 Portfolio(9)...........     .80%        .25%         .29%          1.34%         .15%          1.20%
Franklin Templeton Small
 Cap Growth
 Portfolio(9)...........     .90%        .25%         .71%          1.86%         .15%          1.30%

--------

* MetLife Advisors, LLC is the investment adviser for the Portfolios of the Metropolitan Fund. Prior to May 1, 2001, MetLife served as investment adviser.

                        MET INVESTORS SERIES TRUST

OPERATING EXPENSES FOR THE YEAR ENDED DECEMBER 31, 2000

 (ANTICIPATED EXPENSES FOR 2001 FOR THE MFS MID CAP GROWTH, MFS RESEARCH INTERNATIONAL, PIMCO TOTAL RETURN AND PIMCO INNOVATION PORTFOLIOS.)

 (AS A PERCENTAGE OF NET ASSETS)


                                                     OTHER         TOTAL         OTHER         TOTAL
                                       12B-1       EXPENSES      EXPENSES      EXPENSES      EXPENSES
                         MANAGEMENT DISTRIBUTION    BEFORE        BEFORE         AFTER         AFTER
                           FEES*        FEE      REIMBURSEMENT REIMBURSEMENT REIMBURSEMENT REIMBURSEMENT
                         ---------- ------------ ------------- ------------- ------------- -------------
Lord Abbett Bond
 Debenture
 Portfolio(10)..........
MFS Mid Cap Growth
 Portfolio(10)..........
MFS Reasearch
 International
 Portfolio(10)..........
PIMCO Total Return
 Portfolio(10)..........
PIMCO Innovation
 Portfolio(10)..........

--------

* Met Investors Advisory Corp. is the manager of the Portfolios of the Met Investors Series Trust.

                    AMERICAN VARIABLE INSURANCE SERIES

OPERATING EXPENSES FOR THE YEAR ENDED DECEMBER 31, 2000

 (AS A PERCENTAGE OF NET ASSETS)


                                                     OTHER         TOTAL         OTHER         TOTAL
                                       12B-1       EXPENSES      EXPENSES      EXPENSES      EXPENSES
                         MANAGEMENT DISTRIBUTION    BEFORE        BEFORE         AFTER         AFTER
                           FEES*        FEE      REIMBURSEMENT REIMBURSEMENT REIMBURSEMENT REIMBURSEMENT
                         ---------- ------------ ------------- ------------- ------------- -------------
American Funds Growth
 Fund...................
American Funds Growth-
 Income Fund............
American Funds Global
 Small Cap Fund.........

--------

* Capital Research and Management Company is the investment adviser of the American Variable Insurance Series.

                        VARIABLE INSURANCE PRODUCTS FUND

OPERATING EXPENSES FOR THE YEAR ENDED DECEMBER 31, 2000
 (AS A PERCENTAGE OF AVERAGE NET ASSETS)

                                                                 TOTAL PORTFOLIO
                                             MANAGEMENT  OTHER      OPERATING
                                               FEES*    EXPENSES    EXPENSES
                                             ---------- -------- ---------------
VIP Overseas Portfolio (12).................                           .89
VIP Equity Income Portfolio (12)............                           .56

--------
* The investment adviser for VIP is Fidelity Management & Research Company ("FRM").

--------

EXAMPLE (NOTE: THE EXAMPLES BELOW ARE HYPOTHETICAL. ALTHOUGH WE BASE THEM ON THE EXPENSES SHOWN IN THE EXPENSE TABLE ABOVE, THE EXAMPLES ARE NOT REPRESENTATIONS OF PAST OR FUTURE PERFORMANCE OR EXPENSES. ACTUAL PERFORMANCE AND/OR EXPENSES MAY BE MORE OR LESS THAN SHOWN.(14)) FOR PURCHASE PAYMENTS ALLOCATED TO EACH OF THE SERIES INDICATED:

  You would pay the following expenses on a $1,000 purchase payment assuming 1) 5% annual return on each Eligible Fund listed below and 2) that a contingent deferred sales charge would apply at the end of each time period because you either surrender your Contract or elect to annuitize under a non-life contingency option:

                                                 1 YEAR 3 YEARS 5 YEARS 10 YEARS
                                                 ------ ------- ------- --------
     Back Bay Advisors Money Market............   $      $       $        $
     Back Bay Advisors Bond Income.............
     Salomon Brothers Strategic Bond Opportuni-
      ties.....................................
     Salomon Brothers U.S. Government..........
     Back Bay Advisors Managed.................
     Balanced..................................
     Alger Equity Growth.......................
     Capital Growth............................
     Davis Venture Value.......................
     Harris Oakmark Mid Cap Value..............
     Loomis Sayles Small Cap...................
     Westpeak Growth and Income................
     Putnam Large Cap Growth...................
     Putnam International Stock................
     State Street Research Aurora Small Cap
      Value *..................................
     Janus Mid Cap*............................
     Lehman Brothers Aggregate Bond Index*.....
     MetLife Stock Index Class B*..............
     MetLife Stock Index Class A...............
     MetLife Mid Cap Stock Index*..............
     Morgan Stanley EAFE Index*................
     Russell 2000 Index*.......................
     State Street Research Investment Trust*...
     Neuberger & Berman Partners MidCap Value*.
     Janus Growth*.............................
     Franklin Templeton Small Cap Growth*......
     Lord, Abbett Bond Debenture...............
     MFS Mid Cap Growth*.......................
     MFS Research International*...............
     PIMCO Total Return*.......................
     PIMCO Innovation*.........................
     American Funds Growth.....................
     American Funds Growth-Income..............
     American Funds Global Small Cap...........
     VIP Overseas..............................
     VIP Equity-Income.........................

  You would pay the following direct and
   indirect expenses on a $1,000 purchase
   payment assuming 1) 5% annual return on each Eligible Fund listed below and 2) that no contingent deferred sales charge would apply at the end of each time period because you either do not surrender your Contract or you elect to annuitize under a variable life contingency option(15):

                                                 1 YEAR 3 YEARS 5 YEARS 10 YEARS
                                                 ------ ------- ------- --------
     Back Bay Advisors Money Market............   $      $       $        $
     Back Bay Advisors Bond Income.............
     Salomon Brothers Strategic Bond Opportuni-
      ties.....................................
     Salomon Brothers U.S. Government..........
     Back Bay Advisors Managed.................
     Balanced..................................
     Alger Equity Growth.......................
     Capital Growth............................
     Davis Venture Value.......................
     Harris Oakmark Mid Cap Value..............
     Loomis Sayles Small Cap...................
     Westpeak Growth and Income................
     Putnam Large Cap Growth...................
     Putnam International Stock................
     State Street Research Aurora Small Cap
      Value*...................................
     Janus Mid Cap*............................
     Lehman Brothers Aggregate Bond Index*.....
     MetLife Stock Index Class B*..............
     MetLife Stock Index Class A...............
     MetLife Mid Cap Stock Index*..............
     Morgan Stanley EAFE Index*................
     Russell 2000 Index*.......................
     State Street Research Investment Trust*...
     Neuberger Berman Partners MidCap Value*...
     Janus Growth*.............................
     Franklin Templeton Small Cap Growth*......
     Lord, Abbett Bond Debenture...............
     MFS Mid-Cap Growth........................
     MFS Research International................
     PIMCO Total Return........................
     PIMCO Innovation..........................
     American Funds Growth.....................
     American Funds Growth-Income..............
     American Funds Global Small Cap...........
     VIP Overseas..............................
     VIP Equity-Income.........................

NOTES:
 (1) Premium tax charges are not shown. They range from 0% (in most states) to 3.5% of Contract Value (or if applicable purchase payments).

 (2) We calculate the applicable Contingent Deferred Sales Charge as a percentage of Contract Value. The maximum possible charge, as a percentage of Contract Value, occurs in the first Contract Year and reduces after each Contract Year to 0% by the eleventh Contract Year.

 (3) We reserve the right to impose a charge of $10 on each transfer in excess of four per year.

 (4)  We do not impose this charge after annuitization.

 (5) We do not impose these charges on the Fixed Account or after annuitization if annuity payments are made on a fixed basis.

 (6) MetLife Advisors voluntarily limits the expenses (other than brokerage costs, interest, taxes or extraordinary expenses) of certain series with either an expense cap or expense deferral arrangement. Under the expense cap, New England Investment Management bears expenses of the Loomis Sayles Small Cap Series that exceed 1.00% of average daily net assets. Under the expense deferral agreement, MetLife Advisors bears expenses which exceed a certain limit in the year the series incurs them and charges those expenses to the series in a future year if actual expenses of the series are below the limit. The limit on expenses for these series are: .90% of average daily net assets for the Harris Oakmark Mid Cap Value; and .70% of average daily net assets for the Salomon Brothers U.S. Government Series. MetLife Advisors may end these expense limits at any time.

 (7) The Back Bay Advisors Managed Series is not an Eligible Fund for Contracts purchased after May 1, 1995.

 (8) Total annual expenses do not reflect expense reductions due to directed brokerage arrangements. If we included these reductions, total annual expenses would have been .65% for Capital Growth Series, .95% for Loomis Sayles Small Cap Series and .70% for Westpeak Growth and Income Series.

 (9) MetLife Advisors voluntarily pays expenses (other than the management fee, brokerage commissions, amounts payable pursuant to a plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940, taxes, interest and other loan costs, and any unusual one-time expenses) of certain Portfolios in excess of a certain percentage of net assets until the earlier of either total net assets of the Portfolio reaching a certain amount or a certain date as follows:

                SUBSIDIZED EXPENSES
    PORTFOLIO      IN EXCESS OF     TOTAL NET ASSETS   DATE
    ---------   ------------------- ---------------- --------
     Morgan
     Stanley
      EAFE
    Index....          0.40%          $200 million    4/30/02
     Putnam
    Large Cap
    Growth...          0.20%          $100 million    4/30/02
      State
     Street
    Research
     Aurora
    Small Cap
    Value....          0.20%          $100 million    6/30/02
     MetLife
     Mid Cap
      Stock
    Index....          0.20%          $100 million    6/30/02
     Russell
      2000
    Index....          0.30%          $200 million    4/30/02

   --------

   Prior to 11/8/00, MetLife (the former investment advisor), paid all Expenses in excess of .25% of the average net assets for the Morgan Stanley EAFE Index Portfolio and .20% of the Neuberger Berman Partners Mid Cap Value Portfolio, until the Portfolios total assets reached $100 million or November 8, 2000 whichever came first.

   These subsidies and other prior expense reimbursement arrangements can increase the performance of the Portfolios. MetLife Advisors can terminate these arrangements at any time upon notice to the Board of Directors and to Fund Shareholders.

   MetLife Advisors has voluntarily agreed to pay all expenses (other than brokerage commission, taxes, interest and any extraordinary or nonrecurring expenses) for the Janus Growth and the Franklin Templeton Small Cap Growth Portfolios greater than 1.20% and 1.30%, respectively, of the average net assets through April 30, 2002. Such subsidy is subject to each Portfolio's obligation to repay NEIM in future years, if any, when the Portfolio's total operating expenses fall below the stated expense limit of 1.20% or 1.30%, respectively.

(10) The Metropolitan Fund, Met Investors Series Trust and American Variable Insurance Series have adopted Distribution Plans under Rule 12b-1 of the Investment Company Act of 1940. Under the Distribution Plan the Portfolios pay an annual fee to compensate certain other parties for promoting, selling and servicing the shares of the Portfolio. These other parties may include the Insurance Companies (or their affiliates) and other broker-dealers and financial intermediaries involved in the offer and sale of the contracts. The Distribution Plans are described in more detail in the Funds' prospectuses.

(11) The MetLife Stock Index Portfolio-Class B is only available to contracts purchased after May 1, 1995.

(12) The MetLife Stock Index Portfolio-Class A is only available to contracts purchased prior to May 1, 1995. Class A shares of the MetLife Stock Index Portfolio were substituted for the Westpeak Stock Index on April 27, 2001.

(13) Total annual expenses do not reflect certain expense reductions due to directed brokerage arrangements and custodian interest credits. If we included these reductions, total annual expenses would have been ,55% for VIP Equity-Income Portfolio and .87% for VIP Overseas Portfolio.

(14) In these examples, the average Administration Contract Charge of % has been used. (See (4), above.)

(15) The same would apply if you elect to annuitize under a fixed life contingency option unless your Contract has been in effect less than five years, in which case the expenses shown in the first three columns of the preceding example would apply. (See "Contingent Deferred Sales Charge.")

                                  THE COMPANY

  The Company is a life insurance company and wholly-owned subsidiary of MetLife, Inc., a publicly traded company, whose principal office is at One Madison Avenue, New York, N.Y. 10010. The Company was organized in 1868 under the laws of the State of New York and has engaged in the life insurance business under its present name since 1868. It operates as a life insurance company in all 50 states, the District of Columbia, Puerto Rico and all provinces of Canada. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and group customers. The MetLife companies serve approximately nine million individual households in the U.S. and companies and institutions with 33 million employees and members. It also has international insurance operations in 12 countries.

  New England Life Insurance Company ("NELICO"), a subsidiary of the Company, provides administrative services for the Contracts and the Variable Account pursuant to an administrative services agreement with the Company. These administrative services include maintenance of Contract Owner records and accounting, valuation, regulatory and reporting services. NELICO, located at 501 Boylston Street, Boston, Massachusetts 02116, is the Company's Designated Office for receipt of Purchase Payments, loan repayments, requests and elections, and communications regarding death of the Annuitant, as further described below.

                      INVESTMENTS OF THE VARIABLE ACCOUNT

  Purchase payments applied to the Variable Account will be invested in one or more of the Eligible Funds listed below, at net asset value without deduction of any sales charge, in accordance with the selection you make in your application. You may change your selection of Eligible Funds for future purchase payments at any time without charge. (See "Requests and Elections.") You also may transfer previously invested amounts among the Eligible Funds, subject to certain conditions. (See "Transfer Privilege.") Your Contract Value may be distributed among no more than 10 accounts (including the Fixed Account) at any time. The Company reserves the right to add or remove Eligible Funds from time to time as investments for the Variable Account. See "Substitution of Investments."

  The investment objectives and policies of certain Eligible Funds are similar to the investment objectives and policies of other funds that may be managed by the same subadviser. The investment results of the Eligible Funds, however, may be higher or lower than the results of such other funds. There can be no assurance, and no representation is made, that the investment results of any of the Eligible Funds will be comparable to the investment results of any other fund, even if the other fund has the same subadviser.

NEW ENGLAND ZENITH FUND: THERE ARE ELEVEN SERIES OF THE NEW ENGLAND ZENITH FUND THAT ARE ELIGIBLE FUNDS UNDER THE CONTRACTS OFFERED BY THIS PROSPECTUS. AN ADDITIONAL SERIES, THE BACK BAY ADVISORS MANAGED SERIES, DESCRIBED BELOW, IS AN ELIGIBLE FUND ONLY FOR CONTRACTS ISSUED BEFORE MAY 1, 1995.

BACK BAY ADVISORS MONEY MARKET SERIES

  The Back Bay Advisors Money Market Series investment objective is the highest possible level of current income consistent with preservation of capital. An investment in the Money Market Series is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Money Market Series seeks to maintain a net asset value of $100 per share, it is possible to lose money by investing in the Money Market Series.

BACK BAY ADVISORS BOND INCOME SERIES

  The Back Bay Advisors Bond Income Series investment objective is a high level of current income consistent with protection of capital.

SALOMON BROTHERS STRATEGIC BOND OPPORTUNITIES SERIES

  The Salomon Brothers Strategic Bond Opportunities Series investment objective is a high level of total return consistent with preservation of capital.

SALOMON BROTHERS U.S. GOVERNMENT SERIES

  The Salomon Brothers U.S. Government Series investment objective is a high level of current income consistent with preservation of capital and maintenance of liquidity.

BACK BAY ADVISORS MANAGED SERIES

  The Back Bay Advisors Managed Series investment objective is a favorable total return through investment in a diversified portfolio.

BALANCED SERIES (FORMERLY LOOMIS SAYLES BALANCED SERIES)

  The Balanced Series investment objective is long-term total return from a combination of capital appreciation and current income.

ALGER EQUITY GROWTH SERIES

  The Alger Equity Growth Series investment objective is long-term capital appreciation.

CAPITAL GROWTH SERIES

  The Capital Growth Series investment objective is the long-term growth of capital through investment primarily in equity securities of companies whose earnings are expected to grow at a faster rate than the United States economy.

DAVIS VENTURE VALUE SERIES

  The Davis Venture Value Series investment objective is growth of capital.

HARRIS OAKMARK MID CAP VALUE SERIES (FORMERLY GOLDMAN SACHS MIDCAP VALUE
SERIES)

  The Harris Oakmark Mid Cap Value Series investment objective is long-term capital appreciation.

LOOMIS SAYLES SMALL CAP SERIES

  The Loomis Sayles Small Cap Series investment objective is long-term capital growth from investments in common stocks or their equivalents.

WESTPEAK GROWTH AND INCOME SERIES

  The Westpeak Growth and Income Series investment objective is long-term total return through investment in equity securities.

METROPOLITAN SERIES FUND, INC.: CURRENTLY, THERE ARE FOURTEEN PORTFOLIOS OF THE METROPOLITAN SERIES FUND THAT ARE ELIGIBLE FUNDS UNDER THE CONTRACTS. THE METLIFE STOCK INDEX PORTFOLIO-CLASS A IS ONLY AVAILABLE TO CONTRACTS PURCHASED PRIOR TO MAY 1, 1995. THE METLIFE STOCK INDEX PORTFOLIO--CLASS B IS ONLY AVAILABLE TO CONTRACTS PURCHASED AFTER MAY 1, 1995.

PUTNAM INTERNATIONAL STOCK PORTFOLIO*

  The Putnam International Stock Portfolio's investment objective is long-term growth of capital.

PUTNAM LARGE CAP GROWTH PORTFOLIO*

  The Putnam Large Cap Growth Portfolio's investment objective is capital appreciation.

STATE STREET RESEARCH AURORA SMALL CAP VALUE PORTFOLIO*

  The State Street Research Aurora Small Cap Value Portfolio's investment objective is high total return, consisting principally of capital appreciation.

JANUS MID CAP PORTFOLIO*

  The Janus Mid Cap Portfolio's investment objective is long-term growth of capital.

LEHMAN BROTHERS AGGREGATE BOND INDEX PORTFOLIO*

  The Lehman Brothers Aggregate Bond Index Portfolio's investment objective is to equal the performance of the Lehman Brothers Aggregate Bond Index.

METLIFE STOCK INDEX PORTFOLIO*

  The MetLife Stock Index Portfolio's investment objective is to equal the performance of the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index").

METLIFE MID CAP STOCK INDEX PORTFOLIO*

  The MetLife Mid Cap Stock Index Portfolio's investment objective is to equal the performance of the Standard & Poor's MidCap 400 Composite Stock Index ("S&P MidCap 400 Index").

MORGAN STANLEY EAFE INDEX PORTFOLIO*

  The Morgan Stanley EAFE Index Portfolio's investment objective is to equal the performance of Morgan Stanley Capital International Europe Australasia Far East Index ("MSCI EAFE Index").

RUSSELL 2000 INDEX PORTFOLIO*

  The Russell 2000 Index Portfolio's investment objective is to equal the return of the Russell 2000 Index.

STATE STREET RESEARCH INVESTMENT TRUST PORTFOLIO*

(FORMERLY STATE STREET RESEARCH GROWTH PORTFOLIO)

  The State Street Research Investment Trust Portfolio's investment objective is long-term growth of capital and income and moderate current income.

JANUS GROWTH PORTFOLIO*

  The Janus Growth Portfolio's investment objective is long-term growth of capital.

NEUBERGER BERMAN PARTNERS MID CAP VALUE PORTFOLIO*

  The Neuberger Berman Partners Mid Cap Value Portfolio's investment objective is capital growth.

FRANKLIN TEMPLETON SMALL CAP GROWTH PORTFOLIO*

  The Franklin Templeton Small Cap Growth Portfolio's investment objective is long-term capital growth.

MET INVESTORS SERIES TRUST: CURRENTLY, THERE ARE FIVE PORTFOLIOS OF THE MET INVESTORS SERIES TRUST THAT ARE ELIGIBLE FUNDS UNDER THE CONTRACTS.

LORD ABBETT BOND DEBENTURE PORTFOLIO*

  The Lord Abbett Bond Debenture Portfolio's investment objective is to provide high current income and the opportunity for capital appreciation to produce a high total return.

MFS MID CAP GROWTH PORTFOLIO*

  The MFS Mid Cap Growth Portfolio's investment objective is long-term growth of capital.

MFS RESEARCH INTERNATIONAL PORTFOLIO*

  The MFS Research International Portfolio's investment objective is capital appreciation.

PIMCO TOTAL RETURN PORTFOLIO*

  The PIMCO Total Return Portfolio's investment objective is to seek maximum total return, consistent with the preservation of capital and prudent investment management.

PIMCO INNOVATION PORTFOLIO*

  The PIMCO Innovation Portfolio's investment objective is to seek capital appreciation; no consideration is given to income.

AMERICAN VARIABLE INSURANCE SERIES: CURRENTLY, THERE ARE THREE SUB-ACCOUNTS OF THE AMERICAN VARIABLE INSURANCE SERIES THAT ARE ELIGIBLE SUB-ACCOUNTS UNDER CONTRACTS.

AMERICAN FUNDS GROWTH FUND*

  The American Growth Fund's investment objective is to seek long-term growth of capital.

AMERICAN FUNDS GROWTH-INCOME FUND*

  The American Growth-Income Fund's investment objective is to seek long-term growth of capital.

AMERICAN FUNDS GLOBAL SMALL CAP FUND*

  The American Global Small Cap Fund's investment objective is to seek growth of capital.

VARIABLE INSURANCE PRODUCTS FUND: CURRENTLY, THERE ARE TWO PORTFOLIOS OF VIP THAT ARE ELIGIBLE FUNDS UNDER THE CONTRACTS.

VIP OVERSEAS PORTFOLIO

  The VIP Overseas Portfolio seeks long-term growth of capital. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently than the U.S. market.

VIP EQUITY-INCOME PORTFOLIO

  The VIP Equity-Income Portfolio seeks reasonable income. The fund will also consider the potential for capital appreciation. The fund seeks a yield which exceeds the composite yield on the securities comprising the S&P 500.

--------
* Availability of this Portfolio is subject to any necessary state insurance department approvals.

INVESTMENT ADVICE

  MetLife Advisers, LLC ("MetLife Advisers") (formerly New England Investment Management, LLC), which is an indirect, wholly-owned subsidiary of NELICO, is the investment adviser for the remaining series of the Zenith Fund. Effective May 1, 2001, MetLife Advisers became the investment adviser to the Capital Growth Series, and Capital Growth Management Limited Partnership ("CGM") became the sub-adviser. The chart below shows the sub-adviser for each series of the Zenith Fund. MetLife Advisers, CGM and each sub-adviser is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940.

Series                                             Sub-Adviser
------                                             -----------
Back Bay Advisors Money Market
 Series                           Back Bay Advisors, L.P.*
Back Bay Advisors Bond Income
 Series                           Back Bay Advisors, L.P.*
Salomon Brothers Strategic Bond
 Opportunities Series             Salomon Brothers Asset Management Inc***
Salomon Brothers U.S. Government
 Series                           Salomon Brothers Asset Management Inc
Back Bay Advisors Managed Series  Back Bay Advisors, L.P.*
Balanced Series                   Wellington Management Company, LLP.
Alger Equity Growth Series        Fred Alger Management, Inc.
Capital Growth Series             Capital Growth Management Limited Partnership
Davis Venture Value Series        Davis Selected Advisers, L.P.**
Harris Oakmark Mid Cap Value
 Series                           Harris Associates L.P.*
Loomis Sayles Small Cap Series    Loomis, Sayles & Company, L.P.*
Westpeak Growth and Income
 Series                           Westpeak Investment Advisors, L.P.*

--------
*  An affiliate of NELICO
** Davis Selected may also delegate any of its responsibilities to Davis
   Selected Advisers-NY, Inc., a wholly-owned subsidiary of Davis Selected. *** In connection with Salomon Brothers Asset Management's service as sub-
    adviser to the Strategic Bond Opportunities Series, Salomon Brothers' London-based affiliate, Salomon Brothers Asset Management Limited, provides certain sub-advisory services to Salomon Brothers Asset Management Inc.

  In the case of the Back Bay Advisors Money Market Series, Back Bay Advisors Bond Income Series, Back Bay Advisors Managed Series, Westpeak Stock Index Series, Westpeak Growth and Income Series, Harris Oakmark Mid Cap Value Series, and Loomis Sayles Small Cap Series, New England Investment Management became the adviser on May 1, 1995. The Harris Oakmark Mid Cap Value Series' subadviser was Loomis, Sayles until May 1, 1998, when Goldman Sachs Asset Management, a separate operating division of Goldman Sachs & Co., became the subadviser. Harris Associates became the sub-adviser on May 1, 2000. The Balanced Series' sub-adviser was Loomis, Sayles until May 1, 2000, when Wellington Management Company became the subadviser. Capital Research and Management Company is the sub-investment manager for the American Funds Growth Sub-Account, the American Funds Growth & Income Sub-Account and the American Funds Global Small Cap Sub-Account.

  More complete information on each Series of the Zenith Fund is contained in the attached New England Zenith Fund prospectus, which you should read carefully before investing, as well as in the New England Zenith Fund's Statement of Additional Information, which may be obtained free of charge by writing to New England Securities, 399 Boylston St., Boston, Massachusetts, 02116 or telephoning 1-800-356-5015.

  Effective May 1, 2001, MetLife Advisers is the investment adviser for the Metropolitan Series Fund Portfolio. Putnam Investment Management, Inc. is the sub-investment manager of the Putnam International Stock Portfolio. State Street Research & Management Company ("State Street Research") is the sub-investment manager for the State Street Research Portfolios. Neuberger Berman Management, Inc. ("Neuberger Berman"), is the sub-investment manager for the Neuberger Berman Partners Mid Cap Value Portfolio. Franklin Advisors, Inc. is the sub-investment manager for the Franklin Templeton Small Cap Growth Portfolio. Janus Capital Corporation ("Janus") is the sub-investment manager for the Janus Portfolios. For more information regarding the investment adviser and sub-investment manager of the Metropolitan Series Fund Portfolio, see the Metropolitan Series Fund prospectus attached at the end of this prospectus and its Statement of Additional Information.

  MET Investors Series Trust is managed by MET Investors Advisory Corp. (the "Manager") (formerly known as Security First Investment Management Corporation), which has overall responsibility for the general management and administration of all of the Portfolios. Lord, Abbett & Co. ("Lord Abbett") is the sub-investment manager for the Lord, Abbett Bond Debenture Fund. Massachusetts Financial Services Company ("MFS") is the sub-investment manager of the MFS Mid-Cap Growth Fund, and the MFS Research International Fund. Pacific Investment Management Company ("PIMCO") is the sub-investment manager of the PIMCO Total Return Fund and the PIMCO Innovation Fund.

  Capital Research and Management Company is the investment adviser for the American Variable Insurance Series Funds. For more information about the investment adviser, see the American Variable Insurance Series prospectus attached at the end of this prospectus and its Statement of Additional Information.

  The VIP Overseas Portfolio and the VIP Equity-Income Portfolio receive investment advice from Fidelity Management & Research Company. More complete information on the VIP Equity-Income and VIP Overseas Portfolios of the Variable Insurance Products Fund is contained in the attached prospectus of that Fund, which you should read carefully before investing, as well as in the Variable Insurance Products Fund's Statement of Additional Information, which may be obtained free of charge by writing to Fidelity Distributors Corporation, 82 Devonshire Street, Boston, Massachusetts, 02109 or telephoning 1-800-356-5015.

You can also get information about the Zenith Fund, Metropolitan Fund, MET Investors Series Trust, American Variable Insurance Series or the Variable Insurance Products Fund (including a copy of the Statement of Additional Information) by accessing the Securities and Exchange Commission's website at http://www.sec.gov.

  An investment adviser or affiliates thereof may compensate NELICO and/or certain affiliates for administrative, distribution, or other services relating to Eligible Funds. This compensation is based on assets of the Eligible Funds attributable to the Contracts and certain other variable insurance products that we and our affiliates issue. Some advisers and/or affiliates may pay us more than others. New England Securities may also receive brokerage commissions on securities transactions initiated by an investment adviser.

SUBSTITUTION OF INVESTMENTS

  If investment in the Eligible Funds or a particular Series or Portfolio is no longer possible or in the judgment of the Company becomes inappropriate for the purposes of the Contract or for any other reason in our sole discretion, the Company may substitute another Eligible Fund or Funds without your consent. The substituted fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future purchase payments, or both. However, no such substitution will be made without any necessary approval of the Securities and Exchange Commission. Furthermore, we may close sub-accounts to allocation of purchase payments or Contract Value, or both, at any time in our sole discretion.

TRANSFER PRIVILEGE

  Add this information to the first paragraph.

  Currently, the Company intends to allow one additional transfer, for policy credits the Company has applied to the Back Bay Advisors Money Market Series pursuant to the demutualization plan.

  The Metropolitan Fund may restrict or refuse purchases or redemptions of shares in their Portfolios as a result of certain market timing activities. You should read the prospectus of this Eligible Fund for more details.

ASSET REBALANCING

  We offer an asset rebalancing program for Contract Value. Contract Value allocated to the sub-accounts can be expected to increase or decrease at different rates due to market fluctuations. An asset rebalancing program automatically reallocates your Contract Value among the sub-accounts periodically (quarterly, semi-annually or annually) to return the allocation to the allocation percentages you specify. Asset rebalancing is intended to transfer Contract Value from those sub-accounts that have increased in value to those that have declined, or not increased as much, in value. Over time, this method of investing may help you "buy low and sell high," although there can be no assurance that this objective will be achieved. Asset rebalancing does not guarantee profits, nor does it assure that you will not have losses.

  You may select an asset rebalancing program when you apply for the contract or at a later date by contacting our Home Office. You specify the percentage allocations to which your contract value will be reallocated among the sub-accounts (excluding the Fixed Account). You may not participate in the asset rebalancing program while you are participating in the dollar cost averaging program. On the last day of each period on which the New York Stock Exchange is open, we will transfer Contract Value among the sub-accounts to the extent necessary to return the allocation to your specifications. Asset rebalancing will continue until you notify us in writing or by telephone at our Home Office. Asset rebalancing cannot continue beyond the Maturity Date or once annuity payments have commenced. Currently, we don't count transfers made under an asset rebalancing program for purposes of the transfer rules.

CHARGES

  Add this information to the Administration Charges, Contingent Deferred Sales Charge and other Deductions.

  The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with the particular Contract. For example, the Contingent Deferred Sales Charge may not fully cover all of the sales and distribution expenses actually incurred by us, and proceeds from other charges, including the mortality and expense risk charge, may be used in part to cover such expenses. We can profit from certain Contract charges. Eligible Fund operating expenses are shown on page A-3.


  Add this information to the Mortality and Expense Risk Charge Information.


  We deduct a Mortality and Expense Risk Charge from the Variable Account. The charge is at an annual rate of 1.20% of the daily net assets of the American Funds Growth Sub-Account, American Funds Growth-Income Sub-Account and American Funds Global Small Cap Sub-Account, and .95% of the daily net assets of each other sub-account. We compute and deduct this charge on a daily basis from the assets in each sub-account. This charge is for the guaranteed annuity rates (so that your annuity payments will not be affected by the mortality rate of others), death benefit, and guarantee of Administration charges, regardless of actual expenses incurred. The charge also compensates us for expense risks we assume to cover Contract maintenance expenses. These expenses may include, but are not limited to, issuing Contracts, maintaining records, making and maintaining sub-accounts available under the Contract and performing accounting, regulatory compliance, and reporting functions. This charge also compensates us for costs associated with the establishment and administration of the Contract, including programs like transfers and dollar cost averaging. The Mortality and Expense Risk Charge as a percentage of Contract Value will not increase over the life of a Contract. The Mortality and Expense Risk Charge will continue to be assessed if annuity payments are made on a variable basis after annuitization. (See "Annuity Payments.")

  If the Mortality and Expense Risk Charge is inadequate to cover the actual expenses of mortality, maintenance, and administration, we will bear the loss. If the charge exceeds the actual expenses, we will add the excess to our profit and it may be used to finance distribution expenses.

                RETIREMENT PLANS OFFERING FEDERAL TAX BENEFITS

  The Federal tax laws provide for a variety of retirement plans offering tax benefits. These plans, which may be funded through the purchase of the individual variable annuity contracts offered in this prospectus, include:

    1. Plans qualified under Section 401(a), 401(k), or 403(a) of the Code ("Qualified Plans") (At this time, the Contracts are only available on a limited basis to plans qualified under Section 401(k). Contracts are not being offered to 401(k) plans unless such plans already own Contracts on participants.);

    2. Annuity purchase plans adopted by public school systems and certain tax-exempt organizations pursuant to Section 403(b) of the Code ("TSA Plans") which are funded solely by salary reduction contributions and which are not otherwise subject to ERISA. (The Contracts are no longer being offered through TSA Plans that are subject to ERISA.);

    3. Individual retirement accounts adopted by or on behalf of individuals pursuant to Section 408(a) of the Code and individual retirement annuities purchased pursuant to Section 408(b) of the Code (both of which may be referred to as "IRAs"), including simplified employee pension plans, which are specialized IRAs that meet the requirements of Section 408(k) of the Code ("SEPs" and "SARSEPs"). SARSEPs are only allowed if owned prior to January 1, 1999;

    4. Roth Individual Retirement Accounts under Section 408A of the Code ("Roth IRAs"). (In some states Roth IRAs are available under this Contract only if you have an existing IRA.)

    5. Eligible deferred compensation plans (within the meaning of Section 457 of the Code) for employees of state and local governments and tax-exempt organizations ("Section 457 Plans"); and

    6. Governmental plans (within the meaning of Section 414(d) of the Code) for governmental employees, including Federal employees ("Governmental Plans").

  An investor should consult a qualified tax or other advisor as to the suitability of a Contract as a funding vehicle for retirement plans qualifying for tax benefited treatment, as to the rules underlying such plans and as to the state and Federal tax aspects of such plans. At this time, the Contracts are not being offered to plans qualified under Section 401(k) of the Code unless such plans already own Contracts on participants, and are no longer being offered through TSA Plans that are subject to ERISA. The Company will not provide all the administrative support appropriate for 401(k) plans or TSA Plans subject to ERISA. Accordingly, the Contract should NOT BE PURCHASED FOR USE WITH SUCH PLANS.

  For any tax qualified account e.g. 401(k) plan or IRA, the tax deferred accrual feature is provided by the tax qualified retirement plan. Therefore, there should be reasons other than tax deferral for acquiring an annuity contract within a qualified plan.

  A summary of the Federal tax laws regarding contributions to, and distributions from, the above tax benefited retirement plans may be found below under the heading "Special Rules for Annuities Purchased for Annuitants Under Retirement Plans Qualifying for Tax Benefited Treatment." It should be understood that should a tax benefited retirement plan lose its qualification for tax-exempt status, employees will lose some of the tax benefits described herein.

  In the case of certain TSA Plans under Section 403(b)(1) of the Code, IRAs purchased under Section 408(b) of the Code and Roth IRAs under Section 408A of the Code, the individual variable annuity contracts offered in this prospectus comprise the retirement "plan" itself. These Contracts will be endorsed, if necessary, to comply with Federal and state legislation governing such plans, and such endorsements may alter certain Contract provisions described in this prospectus. Refer to the Contracts and any endorsements for more complete information.

                           FEDERAL INCOME TAX STATUS

  The following discussion is intended as a general description of the Federal income tax aspects of the Contracts. It is not intended as tax advice. For more complete information, you should consult a qualified tax advisor.

TAX STATUS OF THE COMPANY AND THE VARIABLE ACCOUNT

  The Company is taxed as a life insurance company under the Code. The Variable Account and its operations are part of the Company's total operations and are not taxed separately. Under current law no taxes are payable by the Company on the investment income and capital gains of the Variable Account. Such income and gains will be retained in the Variable Account and will not be taxable until received by the Annuitant or the Beneficiary in the form of annuity payments or other distributions.

  The Contracts provide that the Company may make a charge against the assets of the Variable Account as a reserve for taxes which may relate to the operations of the Variable Account.

TAXATION OF THE CONTRACTS

  The variable annuity contracts described in this prospectus are considered annuity contracts the taxation of which is governed by the provisions of
Section 72 of the Code. As a general proposition, Contract Owners are not subject to current taxation on increases in the value of the Contracts resulting from earnings or gains on the underlying mutual fund shares until they are received by the Annuitant or Beneficiary in the form of distributions or annuity payments. (Exceptions to this rule are discussed below under "Special Rules for Annuities Used by Individuals or with Plans and Trusts Not Qualifying Under the Code for Tax Benefited Treatment.")

  Under the general rule of Section 72, to the extent there is an "investment" in the Contract, a portion of each annuity payment is excluded from gross income as a return of such investment. The balance of each annuity payment is includible in gross income and taxable as ordinary income. Once the "investment" in a contract has been fully recovered, the entire amount of each annuity payment is includible in gross income and taxable as ordinary income. In general, earnings on all contributions to the Contract and contributions made to a Contract which are deductible by the contributor will not constitute an "investment" in the Contract under Section 72.

(A) SPECIAL RULES FOR ANNUITIES PURCHASED FOR ANNUITANTS UNDER RETIREMENT PLANS QUALIFYING FOR TAX BENEFITED TREATMENT

  Set forth below is a summary of the Federal tax laws applicable to contributions to, and distributions from, retirement plans that qualify for Federal tax benefits. Such plans are defined above under the heading "Retirement Plans Offering Federal Tax Benefits." You should understand that the following summary does not include everything you need to know regarding such tax laws.

  The Code provisions and the rules and regulations thereunder regarding retirement trusts and plans, the documents which must be prepared and executed and the requirements which must be met to obtain favorable tax treatment for them are very complex. Some retirement plans are subject to distribution and other requirements that are not incorporated into our Contract administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law. An Owner's rights under this Contract may be limited by the terms of the retirement plan with which it is used. A person contemplating the purchase of a Contract for use with a retirement plan qualifying for tax benefited treatment under the Code should consult a qualified tax advisor as to all applicable Federal and state tax aspects of the Contracts and, if applicable, as to the suitability of the Contracts as investments under ERISA.

(i) Plan Contribution Limitations

  Statutory limitations on contributions to retirement plans that qualify for federal tax benefits may limit the amount of money that may be contributed to the Contract in any Contract Year. Any purchase payments attributable to such contributions may be tax deductible to the employer and are not currently taxable to the Annuitants for whom the Contracts are purchased. The contributions to the Contract and any increase in Contract Value attributable to such contributions are not subject to taxation until payments from the Contract are made to the Annuitant or his/her Beneficiaries.

TSA PLANS

  Purchase payments attributable to TSA Plans are not includible within the Annuitant's income to the extent such purchase payments do not exceed certain statutory limitations, including the "exclusion allowance." The exclusion allowance is a calculation which takes into consideration the Annuitant's includible compensation, number of years of service, and prior years of contributions. For more information, the Annuitant should obtain a copy of IRS Publication 571 on TSA Programs for Employees of Public Schools and Certain Tax Exempt Organizations WHICH WILL BETTER ASSIST THE ANNUITANT IN CALCULATING THE EXCLUSION ALLOWANCE AND OTHER LIMITATIONS TO WHICH HE OR SHE MAY BE SUBJECT FOR ANY GIVEN TAX YEAR. ANY PURCHASE PAYMENTS ATTRIBUTABLE TO PERMISSIBLE CONTRIBUTIONS UNDER CODE SECTION 403(B) (AND EARNINGS THEREON) ARE NOT TAXABLE TO THE ANNUITANT UNTIL AMOUNTS ARE DISTRIBUTED FROM THE CONTRACT. HOWEVER, THESE PAYMENTS MAY BE SUBJECT TO FICA (SOCIAL SECURITY) AND MEDICARE TAXES.

IRAS, SEPS, SARSEPS

  The maximum tax deductible purchase payment which may be contributed each year to an IRA is the lesser of $2,000 or 100 percent of includible compensation if the taxpayer is not covered under an employer plan. A spousal IRA is available if the taxpayer and spouse file a joint return and the spouse is not yet age 70 1/2. The maximum tax deductible purchase payment which a taxpayer may make to a spousal IRA is $2,000. If covered under an employer plan, taxpayers are permitted to make deductible purchase payments; however, for 2000, the deductions are phased out and eventually eliminated, on a pro rata basis, for adjusted gross income between $32,000 and $42,000 for an individual, between $52,000 and $62,000 for the covered spouse of a married couple filing jointly, between $150,000 and $160,000 for the non-covered spouse of a married couple filing jointly, and between $0 and $10,000 for a married person filing separately. A taxpayer may also make nondeductible purchase payments. However, the total of deductible and nondeductible purchase payments may not exceed the limits described above for deductible payments. An IRA is also the vehicle that receives contributions to SEPs and SARSEPs. Maximum contributions (including elective deferrals) to SEPs and SARSEPs are currently limited to the lesser of 15% of compensation (generally up to $170,000 for 2000) or $30,000. For more information concerning the contributions to IRAs, SEPs and SARSEPs, you should obtain a copy of IRS Publication 590 on Individual Retirement Accounts. IN ADDITION TO THE ABOVE, AN INDIVIDUAL MAY MAKE A "ROLLOVER" CONTRIBUTION INTO AN IRA WITH THE PROCEEDS OF CERTAIN DISTRIBUTIONS (AS DEFINED IN THE CODE) FROM A QUALIFIED PLAN.

ROTH IRAS

  In some states Roth IRAs are available under this Contract, subject to the following limitations.

  Eligible individuals can contribute to a Roth IRA. Contributions to a Roth IRA are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax and other special rules may apply. The maximum purchase payment which may be contributed each year to a Roth IRA is the lesser of $2,000 or 100 percent of includible compensation. A spousal Roth IRA is available if the taxpayer and spouse file a joint return. The maximum purchase payment that a taxpayer may make to a spousal Roth IRA is $2,000. Except in the case of a rollover or a transfer, no more than $2,000 can be contributed in aggregate to all IRAs and Roth IRAs of either spouse during any tax year. The Roth IRA contribution may be limited to less than $2,000 depending on the taxpayer's adjusted gross income ("AGI"). The maximum contribution begins to phase out if the taxpayer is single and the taxpayer's AGI is more than $95,000 or if the taxpayer is married and files a joint tax return and the taxpayer's AGI is more than $150,000. The taxpayer may not contribute to a Roth IRA if the taxpayer's AGI is over $110,000 (if the taxpayer is single), $160,000 (if the taxpayer is married and files a joint tax return), or $10,000 (if the taxpayer is married and files separate tax returns). You should consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. To use the Contract in connection with a Roth IRA, you must have an existing Contract that was issued in connection with an IRA.

SECTION 457 PLANS

  Generally, under a Section 457 Plan, an employee or executive may defer income under a written agreement in an amount equal to the lesser of 33 1/3% of includible compensation or $8,000. The amounts so deferred (including earnings thereon) by an employee or executive electing to contribute to a
Section 457 Plan are includible in gross income only in the tax year in which such amounts are paid or made available to that employee or executive or his/her Beneficiary. With respect to a Section 457 Plan for a nonprofit organization other than a governmental entity, (i) once contributed to the plan, any Contracts purchased with employee contributions remain the sole property of the employer and may be subject to the general creditors of the employer and (ii) the employer retains all ownership rights to the Contract including voting and redemption rights which may accrue to the Contract(s) issued under the plan. The plans may permit participants to specify the form of investment for their deferred compensation account. Depending on the terms of the particular plan, a non-governmental employer may be entitled to draw on deferred amounts for purposes unrelated to its Section 457 Plan obligations.

QUALIFIED PLANS

  Code section 401(a) permits employers to establish various types of retirement plans for employees and permits self-employed individuals to establish retirement plans for themselves and their employees. These retirement plans may permit the purchase of the Contracts to accumulate retirement savings under the plans. Adverse tax consequences to the plan, to the participant or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments.

(ii) Distributions from the Contract

MANDATORY WITHHOLDING ON CERTAIN DISTRIBUTIONS

  Distributions called "eligible rollover distributions" from Qualified Plans and from many TSA Plans are subject to mandatory withholding by the plan or payor at the rate of 20%. An eligible rollover distribution is the taxable portion of any distribution from a Qualified Plan or a TSA Plan, except for certain distributions such as distributions required by the Code or in a specified annuity form. After December 31, 1999 permissible hardship withdrawals from TSA and 401(k) plans will no longer be treated as an "eligible rollover distribution." Withholding can be avoided by arranging a direct transfer of the eligible rollover distribution to a Qualified Plan, TSA or IRA.

QUALIFIED PLANS, TSA PLANS, IRAS, ROTH IRAS, SEPS, SARSEPS AND GOVERNMENTAL
PLANS

  Payments made from the Contracts held under a Qualified Plan, TSA Plan, IRA, SEP, SARSEP or Governmental Plan are taxable under Section 72 of the Code as ordinary income, in the year of receipt. Any amount received in surrender of all or part of the Contract Value prior to annuitization will, subject to restrictions and penalties discussed below, also be included in income in the year of receipt. If there is any "investment in the Contract," a portion of each amount received is excluded from gross income as a return of such investment. Distributions or withdrawals prior to age 59 1/2 may be subject to a penalty tax of 10% of the amount includible in income. This penalty tax does not apply: (i) to distributions of excess contributions or deferrals; (ii) to distributions made on account of the Annuitant's death, retirement, disability or early retirement at or after age 55; (iii) when distribution from the Contract is in the form of an annuity over the life or life expectancy of the Annuitant (or joint lives or life expectancies of the Annuitant and his or her Beneficiary); or (iv) when distribution is made pursuant to a qualified domestic relations order. In the case of IRAs, SEPs and SARSEPS, the exceptions for distributions on account of early retirement at or after age 55 or made pursuant to a qualified domestic relations order do not apply but other exceptions may apply. A tax-free rollover may be made once each year among individual retirement arrangements subject to the conditions and limitations described in the Code.

  Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

  If the Annuitant dies before distributions begin, distributions must be completed within five years after death, unless payments begin within one year after death and are made over a period not extending beyond the life (or life expectancy) of the Beneficiary. Except under a Roth IRA, if the Annuitant's spouse is the Beneficiary, distributions need not begin until the Annuitant would have reached age 70 1/2. If the Annuitant dies after annuity payments have begun, payments must continue to be made at least as rapidly as payments made before death.

  With respect to TSA Plans, elective contributions to the Contract made after December 31, 1988 and any increases in Contract Value after that date may not be distributed prior to attaining age 59 1/2, termination of employment, death or disability. Contributions (but not earnings) made after December 31, 1988 may also be distributed by reason of financial hardship. These restrictions on withdrawal will not apply to the Contract Value as of December 31, 1988. These restrictions are not expected to change the circumstances under which transfers to other investments which qualify for tax free treatment under
Section 403(b) of the Code may be made.

  Except under a Roth IRA, annuity payments, periodic payments or annual distributions must generally commence by April 1 of the calendar year following the year in which the Annuitant attains age 70 1/2. In the case of a Qualified Plan or a Governmental Plan, if the Annuitant is not a "five-percent owner" as defined in the Code, these distributions must begin by the later of the date determined by the preceding sentence or the year in which the Annuitant retires. Each annual distribution must equal or exceed a "minimum distribution amount" which is determined by minimum distribution rules under the plan. A penalty tax of up to 50% of the amount which should be distributed may be imposed by the IRS for failure to distribute the required minimum distribution amount. The Company currently waives the Contingent Deferred Sales Charge on distributions that are intended to satisfy required minimum distributions, calculated as if this Contract were the participant's only retirement plan asset. This waiver only applies if the required minimum distribution exceeds the free withdrawal amount and no previous surrenders were made during the Contract Year. Rules regarding required minimum distributions apply to IRAs (including SEP and SARSEPs), Qualified Plans, TSA Plans and Governmental Plans.

  Other restrictions with respect to election, commencement, or distribution of benefits may apply under the Contracts or under the terms of the Qualified Plans in respect of which the Contracts are issued.

SECTION 457 PLANS

  When a distribution under a Contract held under a Section 457 Plan is made to the Annuitant, such amounts are taxed as ordinary income in the year in which received. The plan must not permit distributions prior to the Annuitant's separation from service (except in the case of unforeseen emergency).

  Generally, annuity payments, periodic payments or annual distributions must commence by April 1 of the calendar year following the year in which the Annuitant attains age 70 1/2 and meet other distribution requirements. Minimum distributions under a Section 457 Plan may be further deferred if the Annuitant remains employed with the sponsoring employer. Each annual distribution must equal or exceed a "minimum distribution amount" which is determined by distribution rules under the plan. If the Annuitant dies before distributions begin, the same special distribution rules generally apply in the case of Section 457 Plans as apply in the case of Qualified Plans, TSA Plans, IRAs, SEPs, SARSEPs and Governmental Plans. These rules are discussed above in the immediately preceding section of this prospectus. An exception to these rules provides that if the beneficiary is other than the Annuitant's spouse, distribution must be completed within 15 years of death, regardless of the beneficiary's life expectancy.

(B) SPECIAL RULES FOR ANNUITIES USED BY INDIVIDUALS OR WITH PLANS AND TRUSTS NOT QUALIFYING UNDER THE CODE FOR TAX BENEFITED TREATMENT

  For a Contract held by an individual, any increase in the accumulated value of the Contract is generally not taxable until amounts are received, either in the form of annuity payments as contemplated by the Contract or in a full or partial lump sum settlement of the Company's obligations to the Contract Owner.

  Under Section 72(u) of the Code, however, Contracts held by other than a natural person (i.e. those held by a corporation or certain trusts) generally will not be treated as an annuity contract for Federal income tax purposes. This means a Contract Owner who is not a natural person will have to include in income any increase during the taxable year in the accumulated value over the investment in the Contract.

  Section 817(h) of the Code requires the investments of the Variable Account to be "adequately diversified" in accordance with Treasury Regulations. Failure to do so means the variable annuity contracts described herein will cease to qualify as annuities for Federal income tax purposes. Regulations specifying the diversification requirements have been issued by the Department of the Treasury, and the Company believes it complies fully with these requirements.

  In certain circumstances, owners of variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the separate accounts used to support their contracts. In those circumstances, income and gains from the separate account assets would be includible in the variable contract owner's gross income. The IRS has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The ownership rights under the Contract are similar to, but also different in certain respects from, those described by the IRS in rulings in which it was determined that contract owners were not owners of separate account assets. For example, a Contract Owner has additional flexibility in allocating premium payments and account values. These differences could result in a Contract Owner being treated as the owner of a pro rata portion of the assets of the Variable Account. In addition, the Company does not know what standards will be set forth, if any, in regulations or rulings which the Treasury Department may issue. The Company therefore reserves the right to modify the Contract as necessary to attempt to prevent a Contract Owner from being considered the owner of a pro rata share of the assets of the Variable Account.

  Any amount received in a surrender of all or part of the Contract Value (including an amount received as a systematic withdrawal) prior to annuitization will be included in gross income to the extent of any increases in the value of the Contract resulting from earnings or gains on the underlying mutual fund shares.

  The Code also imposes a ten percent penalty tax on amounts received under a Contract, before or after annuitization, which are includible in gross income. The penalty tax will not apply to any amount received under the Contract (1) after the Contract Owner has attained age 59 1/2, (2) after the death of the Contract Owner, (3) after the Contract Owner has become totally and permanently disabled, (4) as one of a series of substantially equal periodic payments made for the life (or life expectancy) of the Contract Owner or the joint lives (or life expectancies) of the Contract Owner and a Beneficiary,
(5) if the Contract is purchased under certain types of retirement plans or arrangements, (6) allocable to investments in the Contract before August 14, 1982, or (7) if the Contract is an immediate annuity contract.

  In the calculation of any increase in value for contracts entered into after October 4, 1988, all annuity contracts issued by the Company or its affiliates to the same Contract Owner within a calendar year will be treated as one contract.

  If a Contract Owner or Annuitant dies, the tax law requires certain distributions from the Contract. (See "Payment on Death Prior to Annuitization" in the April 30, 1999 prospectus.) Generally, such amounts are includible in the income of the recipient as follows: (1) if distributed in a lump sum, they are taxed in the same manner as a full surrender as described above; or (2) if distributed under an Annuity Option, they are taxed in the same manner as Annuity payments, as described above. For these purposes, the investment in the Contract is not affected by the Contract Owner's (or Annuitant's) death. That is, the investment in the Contract remains the amount of any purchase payments paid which were not excluded from gross income.

  A transfer of ownership of a Contract, the designation of an Annuitant, Payee or other Beneficiary who is not also an Owner, the selection of certain Maturity Dates, or the exchange of a Contract may result in certain tax consequences that are not discussed herein. Anyone contemplating any such designation, transfer, assignment, selection, or exchange should contact a competent tax advisor with respect to the potential tax effects of such a transaction.

PAYMENT ON DEATH

  Death Proceeds are taxable and generally are included in the income of the recipient as follows:

  . If received under an annuity payment option, they are taxed in the same manner as annuity payments.

  . If distributed in a lump sum, they are taxed in the same manner as a full surrender.

TAX WITHHOLDING

  The Code and the laws of certain states require tax withholding on distributions made under annuity contracts, unless the recipient has made an election not to have any amount withheld. The Company provides recipients with an opportunity to instruct it as to whether taxes are to be withheld.

POSSIBLE CHANGES IN TAXATION

  Although the likelihood of legislative change is uncertain, there is always the possibility that the tax treatment of the Contracts could change by legislation or other means. It is also possible that any change could be retroactive (that is, effective prior to the date of the change). A tax adviser should be consulted with respect to legislative developments and their effect on the Contract.

-------------------------------------------------------------------------------

                           ACCUMULATION UNIT VALUES

  Financial statements for the Variable Account and Metropolitan Life Insurance Company are included in the Statement of Additional Information, a copy of which can be obtained by writing to New England Securities Corporation at 399 Boylston Street, Boston, Massachusetts 02116 or telephoning 1-800-356-5015. Set forth below are accumulation unit values for Sub-accounts of the Variable Account.

                           ACCUMULATION UNIT VALUES
         (FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)

                       THE NEW ENGLAND VARIABLE ACCOUNT
                        CONDENSED FINANCIAL INFORMATION

                  BACK BAY
                  ADVISORS
                   MONEY
                   MARKET
                    SUB-
                  ACCOUNT
                  --------

                  9/29/88*  1/1/89     1/1/90     1/1/91     1/1/92     1/1/93     1/1/94     1/1/95     1/1/96     1/1/97
                     TO       TO         TO         TO         TO         TO         TO         TO         TO         TO
                  12/31/88 12/31/89   12/31/90   12/31/91   12/31/92   12/31/93   12/31/94   12/31/95   12/31/96   12/31/97
                  -------- --------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ----------
1. Accumulation
   Unit Value at
   beginning of
   period.......    1.384      1.408      1.518      1.620      1.697      1.738      1.766      1.811      1.889      1.959
2. Accumulation
   Unit Value at
   end of
   period.......    1.408      1.518      1.620      1.697      1.738      1.766      1.811      1.889      1.959      2.036
3. Number of
   Accumulation
   Units
   outstanding
   at end of
   period.......  915,605  7,661,069 21,629,006 26,332,938 26,759,532 25,016,975 30,220,356 33,015,018 33,412,517 26,785,902
                    1/1/98     1/1/99     1/1/00
                      TO         TO         TO
                   12/31/98   12/31/99   12/31/00
                  ---------- ---------- ----------
1. Accumulation
   Unit Value at
   beginning of
   period.......       2.036      2.114
2. Accumulation
   Unit Value at
   end of
   period.......       2.114      2.190
3. Number of
   Accumulation
   Units
   outstanding
   at end of
   period.......  33,716,959 36,481,209








                  BACK BAY                          SALOMON
                  ADVISORS                         BROTHERS
                    BOND                           STRATEGIC
                   INCOME                            BOND
                    SUB-                         OPPORTUNITIES
                  ACCOUNT                         SUB-ACCOUNT
                  --------                       -------------

                  10/5/88*  1/1/89     1/1/90     1/1/91     1/1/92     1/1/93     1/1/94     1/1/95     1/1/96     1/1/97
                     TO       TO         TO         TO         TO         TO         TO         TO         TO         TO
                  12/31/88 12/31/89   12/31/90   12/31/91   12/31/92   12/31/93   12/31/94   12/31/95   12/31/96   12/31/97
                  -------- --------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ----------
1. Accumulation
   Unit Value at
   beginning of
   period.......    1.631      1.634      1.810      1.930      2.247      2.398      2.664      2.540      3.037      3.134
2. Accumulation
   Unit Value at
   end of
   period.......    1.634      1.810      1.930      2.247      2.398      2.664      2.540      3.037      3.134      3.429
3. Number of
   Accumulation
   Units
   outstanding
   at end of
   period.......  299,002  4,287,540 10,139,527 17,797,335 28,871,719 41,939,487 41,657,182 42,231,987 41,138,874 37,260,367
                    1/1/98     1/1/99    1/1/00    10/31/94*    1/1/95*    1/1/96     1/1/97     1/1/98     1/1/99    1/1/00
                      TO         TO        TO         TO          TO         TO         TO         TO         TO        TO
                   12/31/98   12/31/99  12/31/00   12/31/94    12/31/95   12/31/96   12/31/97   12/31/98   12/31/99  12/31/00
                  ---------- ---------- -------- ------------- --------- ---------- ---------- ---------- ---------- --------
1. Accumulation
   Unit Value at
   beginning of
   period.......       3.429      3.689                1.000       0.984      1.159      1.307      1.433      1.442
2. Accumulation
   Unit Value at
   end of
   period.......       3.689      3.622                0.984       1.159      1.307      1.433      1.442      1.443
3. Number of
   Accumulation
   Units
   outstanding
   at end of
   period.......  38,630,894 32,707,422            1,124,133   6,132,563 15,034,554 23,074,669 24,945,159 20,278,882

-----
* Date these sub-accounts were first available.

                       SALOMON
                       BROTHERS                                                               BACK BAY
                         U.S.                                                                 ADVISORS
                      GOVERNMENT                                                               MANAGED
                         SUB-                                                                   SUB-
                       ACCOUNT                                                                ACCOUNT**
                      ----------                                                              ---------

                      10/31/94*   1/1/95    1/1/96    1/1/97     1/1/98     1/1/99    1/1/00  9/21/88*   1/1/89     1/1/90
                          TO        TO        TO        TO         TO         TO        TO       TO        TO         TO
                       12/31/94  12/31/95  12/31/96  12/31/97   12/31/98   12/31/99  12/31/00 12/31/88  12/31/89   12/31/90
                      ---------- --------- --------- --------- ---------- ---------- -------- --------- --------- ----------
1. Accumulation Unit
   Value at
   beginning of
   period.......         1.000       1.004     1.139     1.161      1.242      1.319             1.042      1.063      1.250
2. Accumulation Unit
   Value at end
   of period....         1.004       1.139     1.161     1.242      1.319      1.304             1.063      1.250      1.272
3. Number of
   Accumulation
   Units
   outstanding
   at end of
   period.......       910,020   4,495,184 5,785,148 8,616,135 12,796,204 10,314,952           731,349  9,179,207 18,099,540
                        1/1/91     1/1/92     1/1/93     1/1/94     1/1/95     1/1/96     1/1/97     1/1/98     1/1/99    1/1/00
                          TO         TO         TO         TO         TO         TO         TO         TO         TO        TO
                       12/31/91   12/31/92   12/31/93   12/31/94   12/31/95   12/31/96   12/31/97   12/31/98   12/31/99  12/31/00
                      ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- --------
1. Accumulation Unit
   Value at
   beginning of
   period.......           1.272      1.508      1.588      1.733      1.691      2.190      2.485      3.103      3.664
2. Accumulation Unit
   Value at end
   of period....           1.508      1.588      1.733      1.691      2.190      2.485      3.103      3.664      3.975
3. Number of
   Accumulation
   Units
   outstanding
   at end of
   period.......      26,478,398 41,588,546 60,696,659 61,961,278 56,145,463 52,130,165 48,490,618 42,358,784 37,391,028

                                                                                                  ALGER
                                                                                                 EQUITY
                      BALANCED                                                                   GROWTH
                        SUB-                                                                      SUB-
                       ACCOUNT                                                                   ACCOUNT
                      ---------                                                                 ---------

                      10/31/94    1/1/95    1/1/96*     1/1/97     1/1/98     1/1/99    1/1/00  10/31/94*   1/1/95     1/1/96
                         TO         TO         TO         TO         TO         TO        TO       TO         TO         TO
                      12/31/94   12/31/95   12/31/96   12/31/97   12/31/98   12/31/99  12/31/00 12/31/94   12/31/95   12/31/96
                      --------- ---------- ---------- ---------- ---------- ---------- -------- --------- ---------- ----------
1. Accumulation Unit
   Value at
   beginning of
   period.......          1.000      0.997      1.227      1.415      1.622      1.747              1.000      0.956      1.402
2. Accumulation Unit
   Value at end
   of period....          0.997      1.227      1.415      1.622      1.747      1.636              0.956      1.402      1.566
3. Number of
   Accumulation
   Units
   outstanding
   at end of
   period.......      1,736,189 10,987,597 20,107,324 28,677,041 30,824,135 27,038,754          1,857,319 24,163,685 40,025,594
                        1/1/97     1/1/98     1/1/99    1/1/00
                          TO         TO         TO        TO
                       12/31/97   12/31/98   12/31/99  12/31/00
                      ---------- ---------- ---------- --------
1. Accumulation Unit
   Value at
   beginning of
   period.......           1.566      1.941      2.829
2. Accumulation Unit
   Value at end
   of period....           1.941      2.829      3.744
3. Number of
   Accumulation
   Units
   outstanding
   at end of
   period.......      44,518,891 49,255,773 60,072,409






                                                       DAVIS
                      CAPITAL                         VENTURE
                       GROWTH                          VALUE
                        SUB-                           SUB-
                      ACCOUNT                         ACCOUNT
                      --------                       ---------

                      9/16/88*  1/1/89     1/1/90     1/1/91     1/1/92     1/1/93     1/1/94     1/1/95     1/1/96     1/1/97
                         TO       TO         TO         TO         TO         TO         TO         TO         TO         TO
                      12/31/88 12/31/89   12/31/90   12/31/91   12/31/92   12/31/93   12/31/94   12/31/95   12/31/96   12/31/97
                      -------- --------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ----------
1. Accumulation Unit
   Value at
   beginning of
   period.......        4.645      4.612      5.950      5.666      8.608      7.978      9.050      8.298     11.300     13.496
2. Accumulation Unit
   Value at end
   of period....        4.612      5.950      5.666      8.608      7.978      9.050      8.298     11.300     13.496     16.442
3. Number of
   Accumulation
   Units
   outstanding
   at end of
   period.......      439,393  5,337,778 12,591,788 21,719,884 33,645,983 40,091,665 43,592,961 41,663,900 41,363,155 40,200,592
                        1/1/98     1/1/99    1/1/00  10/31/94*   1/1/95     1/1/96     1/1/97     1/1/98     1/1/99    1/1/00
                          TO         TO        TO       TO         TO         TO         TO         TO         TO        TO
                       12/31/98   12/31/99  12/31/00 12/31/94   12/31/95   12/31/96   12/31/97   12/31/98   12/31/99  12/31/00
                      ---------- ---------- -------- --------- ---------- ---------- ---------- ---------- ---------- --------
1. Accumulation Unit
   Value at
   beginning of
   period.......          21.752     16.442              1.000      0.963      1.323      1.643      2.163      2.442
2. Accumulation Unit
   Value at end
   of period....          24.831     21.752              0.963      1.323      1.643      2.163      2.442      2.831
3. Number of
   Accumulation
   Units
   outstanding
   at end of
   period.......      33,502,039 38,236,116          3,499,719 19,608,688 34,997,024 53,997,107 58,765,470 57,370,889

------
* Date these sub-accounts were first available.
** These sub-accounts are only available through Contracts purchased prior to May 1, 1995.


                   HARRIS
                   OAKMARK                                              WESTPEAK             LOOMIS
                   MID CAP                                               GROWTH              SAYLES
                    VALUE                                              AND INCOME           SMALL CAP
                    SUB-                                                  SUB-                SUB-
                   ACCOUNT                                              ACCOUNT              ACCOUNT
                  ---------                                            ----------           ---------

                  10/1/93*    1/1/94     1/1/95     1/1/96     1/1/97     1/1/98     1/1/99    1/1/00   5/2/94*    1/1/95
                     TO         TO         TO         TO         TO         TO         TO        TO       TO         TO
                  12/31/93   12/31/94   12/31/95   12/31/96   12/31/97   12/31/98   12/31/99  12/31/00 12/31/94   12/31/95
                  --------- ---------- ---------- ---------- ---------- ---------- ---------- -------- --------- ----------
1. Accumulation
   Unit Value at
   beginning of
   period.......      1.125      1.137      1.119      1.439      1.669      1.932      1.802              1.000      0.959
2. Accumulation
   Unit Value at
   end of
   period.......      1.137      1.119      1.439      1.669      1.932      1.802      1.784              0.959      1.219
3. Number of
   Accumulation
   Units
   outstanding
   at end of
   period.......  4,515,611 15,572,344 19,773,057 24,345,379 24,035,279 21,347,155 17,151,815          2,988,971 13,533,326
                    1/1/96     1/1/97     1/1/98     1/1/99    1/1/00   10/1/93*    1/1/94     1/1/95     1/1/96     1/1/97
                      TO         TO         TO         TO        TO        TO         TO         TO         TO         TO
                   12/31/96   12/31/97   12/31/98   12/31/99  12/31/00  12/31/93   12/31/94   12/31/95   12/31/96   12/31/97
                  ---------- ---------- ---------- ---------- -------- ---------- ---------- ---------- ---------- ----------
1. Accumulation
   Unit Value at
   beginning of
   period.......       1.219      1.572      1.936      1.878              1.105       1.132      1.103      1.486      1.731
2. Accumulation
   Unit Value at
   end of
   period.......       1.572      1.936      1.878      2.441              1.132       1.103      1.486      1.731      2.279
3. Number of
   Accumulation
   Units
   outstanding
   at end of
   period.......  26,307,748 39,442,109 40,318,239 32,700,411          3,359,317  16,092,325 21,168,965 26,104,465 30,306,103

                     1/1/98     1/1/99    1/1/00
                       TO         TO       TO
                    12/31/98   12/31/99  12/31/00
                    ---------- ---------- --------
1. Accumulation
   Unit Value at
   beginning of
   period.......    2.279      2.799
2. Accumulation
   Unit Value at
   end of
   period.......    2.799      3.019
3. Number of
   Accumulation
   Units
   outstanding
   at end of
   period.......    35,514,558 35,663,197

                   METLIFE                                                                                          PUTNAM
                    STOCK                                                                                           INTER-
                    INDEX                                                                                          NATIONAL
                  CLASS A***                                                                                       STOCK****
                  ----------                                                                                       ---------

                   1/1/92*     1/1/93     1/1/94     1/1/95     1/1/96     1/1/97     1/1/98     1/1/99    1/1/00  10/31/94*
                      TO         TO         TO         TO         TO         TO         TO         TO        TO       TO
                   12/31/92   12/31/93   12/31/94   12/31/95   12/31/96   12/31/97   12/31/98   12/31/99  12/31/00 12/31/94
                  ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- -------- ---------
1. Accumulation
   Unit Value at
   beginning of
   period.......      1.592       1.644      1.780      1.775      2.398      2.898      3.788      4.781              1.000
2. Accumulation
   Unit Value at
   end of
   period.......      1.540       1.780      1.775      2.398      2.898      3.788      4.781      5.678              1.024
3. Number of
   Accumulation
   Units
   outstanding
   at end of
   period.......  2,583,607  11,017,884 14,282,355 15,539,608 15,623,253 15,874,978 15,292,906 15,111,062          2,916,120
                    1/1/95     1/1/96     1/1/97     1/1/98     1/1/99    1/1/00
                      TO         TO         TO         TO         TO        TO
                   12/31/95   12/31/96   12/31/97   12/31/98   12/31/99  12/31/00
                  ---------- ---------- ---------- ---------- ---------- --------
1. Accumulation
   Unit Value at
   beginning of
   period.......       1.024      1.073      1.129      1.100      1.164
2. Accumulation
   Unit Value at
   end of
   period.......       1.073      1.129      1.100      1.164      1.431
3. Number of
   Accumulation
   Units
   outstanding
   at end of
   period.......  11,062,106 16,322,862 17,243,803 16,325,447 14,501,457

                                                                                                         EQUITY-
                   OVERSEAS                                                                              INCOME
                     SUB-                                                                                 SUB-
                   ACCOUNT                                                                               ACCOUNT
                  ----------                                                                            ---------

                   10/1/93*    1/1/94     1/1/95     1/1/96     1/1/97     1/1/98     1/1/99    1/1/00  10/1/93*    1/1/94
                      TO         TO         TO         TO         TO         TO         TO        TO       TO         TO
                   12/31/93   12/31/94   12/31/95   12/31/96   12/31/97   12/31/98   12/31/99  12/31/00 12/31/93   12/31/94
                  ---------- ---------- ---------- ---------- ---------- ---------- ---------- -------- --------- ----------
1. Accumulation
   Unit Value at
   beginning of
   period.......       1.458      1.532      1.538      1.664      1.859      2.046      2.276              1.980      1.992
2. Accumulation
   Unit Value at
   end of
   period.......       1.532      1.538      1.664      1.859      2.046      2.276      3.202              1.992      2.104
3. Number of
   Accumulation
   Units
   outstanding
   at end of
   period.......  10,878,551 43,034,544 41,273,183 44,846,316 45,289,247 40,546,153 36,251,177          5,649,743 25,852,849
                    1/1/95     1/1/96     1/1/97     1/1/98     1/1/99    1/1/00
                      TO         TO         TO         TO         TO        TO
                   12/31/95   12/31/96   12/31/97   12/31/98   12/31/99  12/31/00
                  ---------- ---------- ---------- ---------- ---------- --------
1. Accumulation
   Unit Value at
   beginning of
   period.......       2.104      2.804      3.162      3.996      4.401
2. Accumulation
   Unit Value at
   end of
   period.......       2.804      3.162      3.996      4.401      4.617
3. Number of
   Accumulation
   Units
   outstanding
   at end of
   period.......  38,010,655 44,037,798 45,104,192 42,926,506 37,676,846

----
* Date these sub-accounts were first available.

** This sub-account is only available through Contracts purchased prior to May
   1, 1995.

*** Previously the Westpeak Stock Index Sub-Account. On April 27, 2001, the
    MetLife Stock Index Portfolio--Class A was substituted for the Westpeak Stock Index Series, which is no longer available for investment under the contract. MetLife Stock Index Portfolio--Class A is only available through Contracts purchased prior to May 1, 1995.

**** Previously the Morgan Stanley International Magnum Equity Sub-Account. On
     December 1, 2000, the Putnam International Stock Portfolio was substituted for the Morgan Stanley International Magnum Equity Series, which is no longer available for investment under the Contract.

  Information on units and unit values is useful because they affect the calculation of Contract Values. The value of a Contract is determined by multiplying the number of Accumulation Units in each sub-account credited to the Contract by the Accumulation Unit Value of the sub-account. The Accumulation Unit Value of a sub-account depends in part on the net investment experience of the Eligible Fund in which it invests. See "Contract Value and Accumulation Unit Value" for more information.

-------------------------------------------------------------------------------

                                  PREMIUM TAX

  Premium tax rates are subject to change. At present the Company pays premium taxes in the following jurisdictions at the rates shown.

                                   CONTRACTS USED WITH TAX
JURISDICTION                      QUALIFIED RETIREMENT PLANS ALL OTHER CONTRACTS
------------                      -------------------------- -------------------
California.......................            0.50%                  2.35%
Maine............................              --                   2.00%
Nevada...........................              --                   3.50%
Puerto Rico......................            1.00%                  1.00%
South Dakota.....................              --                   1.25%
West Virginia....................            1.00%                  1.00%
Wyoming..........................              --                   1.00%

  See "Premium Tax Charges" in the prospectus for more information about how premium taxes affect the Contracts.

                          AVERAGE ANNUAL TOTAL RETURN

  The tables below illustrate hypothetical average annual total returns for each sub-account for the periods shown, based on the actual investment experience of the sub-accounts, the New England Zenith Fund (the "Zenith Fund"), Metropolitan Fund, the Met Investors Series Trust and the American Variable Insurance Series during those periods. The tables do not represent what may happen in the future.

  The Variable Account was not established until July, 1987. The Contracts were not available until September, 1988. The Capital Growth, Back Bay Advisors Bond Income and Back Bay Advisors Money Market Series commenced operations on August 26, 1983. The VIP Equity Income Portfolio commenced operations on October 9, 1986, and the VIP Overseas Portfolio commenced operations on January 28, 1987. The Back Bay Managed Series commenced operations on May 1, 1987. The Westpeak Growth and Income and Harris Oakmark Mid Cap Value Series (formerly the Goldman Sachs Midcap Value Series) commenced operations on April 30, 1993. The Loomis Sayles Small Cap Series commenced operations on May 2, 1994. The remaining series of the Zenith Fund commenced operations on October 31, 1994. The Putnam International Stock Portfolio commenced operations on October 31, 1994 and became available to Contractholders on May 1, 2000. (On December 1, 2000, the Putnam International Stock Portfolio was substituted for the Morgan Stanley International Magnum Equity Series, which is no longer available for investment under the Contract. The Morgan Stanley International Magnum Equity Series commenced operations on October 31, 1994. Performance figures for dates on or before December 1, 2000 reflect performance of the Morgan Stanley International Magnum Equity Series.) The Putnam Large Cap Growth Portfolio commenced operations and became available to Contractholders on May 1, 2000. The following Portfolios of the Metropolitan Fund became available to Contractholders on January 22, 2001 and commenced operations as follows: State Street Research Aurora Small Cap Value and the MetLife Mid Cap Stock Index Portfolio, July 5, 2000; Janus Mid Cap Portfolio, March 3, 1997; Lehman Brothers Aggregate Bond Index, Morgan Stanley EAFE Index, and Russell 2000 Index Portfolios,November 9, 1998; and MetLife Stock Index Portfolio--Class B, May 1, 1990. The MetLife Stock Index Portfolio--Class A commenced operations on May 1, 1987, and became available to contractholders on May 1, 2001. (OnApril 27, 2001, the MetLife Stock Index Portfolio--Class A was substituted for the Westpeak Stock Index Series, which is no longer available for investment under the Contract. The Westpeak Stock Index Series commenced operations on May 1, 1987. Performance figures for dates on or before April 27, 2001 reflect performance of the Westpeak Stock Index Series. The remaining Portfolios of the Metropolitan Fund became available to Contractholders on May 1, 2001 and commenced operations as follows: State Street Research Investment Trust Portfolio, ; Nueberger Berman Partners Mid Cap Value Portfolio, ; Janus Growth Porfolio, ; and Franklin Templeton Small Cap Growth Portfolio, . The Lord Abbett Bond Debenture, MFS Mid Cap Growth, MFS Research International, PIMCO Total Return and PIMCO Innovation Portfolios bacame available to Contractholders on May 1, 2001 and commenced operations as follows: Lord Abbett Bond Debenture Portfolio, ; MFS Mid Cap Growth Portfolio, ; MFS Research International Portfolio, ; PIMCO Total Return Portfolio, ; and PIMCO Innovation Portfolio, . The American Funds Growth, American Funds Growth-Income and American Funds Global Small Cap Funds became available to Contractholders on May 1, 2001 and commenced operations as follows: American Funds Growth Fund, ; American Funds Growth-Income Fund, ; and American Funds Global Small Cap Fund.

  We base calculations of average annual total return on the assumption that a single investment of $1,000 was made at the beginning of each period shown. The figures do not reflect the effect of any premium tax charge, which applies in certain states, and which would reduce the results shown.

  The average annual total return is related to surrender value and is calculated as follows. The amount of the assumed $1,000 purchase payment for a Contract issued at the beginning of the period is divided by the Accumulation Unit Value of each sub-account at the beginning of the period shown to arrive at the number of Accumulation Units purchased. The number of Accumulation Units is reduced on each Contract anniversary to reflect deduction of the annual $30 Administration Contract Charge from the Contract Value. For purposes of this calculation, the maximum Administration Contract Charge of $30 is deducted from Contract Value. Each such $30 deduction reduces the number of units held under the Contract by an amount equal to $30 divided by the Accumulation Unit Value on the date of the deduction. The total number of units held under the Contract at the beginning of the last Contract Year covered by the period shown is multiplied by the Accumulation Unit Value on December 31, 2000 to arrive at the Contract Value on that date. This Contract Value is then reduced by the applicable Contingent Deferred Sales Charge and the portion of the $30 Administration Contract Charge which would be deducted upon surrender on December 31, 2000 to arrive at the surrender value. The average annual total return is the annual compounded rate of return which would produce the surrender value on December 31, 2000. In other words, the average annual total return is the rate which, when added to 1, raised to a power reflecting the number of years in the period shown, and multiplied by the initial $1,000 investment, yields the surrender value at the end of the period. The average annual total returns assume that no premium tax charge has been deducted.

  Sub-account average annual total return, which is calculated in accordance with the SEC standardized formula, uses the inception date of the sub-account through which the Eligible Fund shown is available. Fund total return adjusted for Contract charges, which is non-standard performance, uses the inception date of the Eligible Fund shown, and therefore may reflect periods prior to the availability of the corresponding sub-account under the Contract. THIS INFORMATION DOES NOT INDICATE OR REPRESENT FUTURE PERFORMANCE.

                    SUB-ACCOUNT AVERAGE ANNUAL TOTAL RETURN

  For purchase payment allocated to the Back Bay Advisors Money Market Sub-
Account

                           PERIOD ENDING DECEMBER 31, 2000
                           -------------------------------
      1 Year...............................................................    %
      5 Years..............................................................    %
      Since Inception of the Sub-Account...................................    %

  For purchase payment allocated to the Back Bay Advisors Bond Income Sub-
Account

                           PERIOD ENDING DECEMBER 31, 2000
                           -------------------------------
      1 Year...............................................................    %
      5 Years..............................................................    %
      Since Inception of the Sub-Account...................................    %

  For purchase payment allocated to the Salomon Brothers Strategic Bond
Opportunities Sub-Account

                           PERIOD ENDING DECEMBER 31, 2000
                           -------------------------------
      1 Year...............................................................    %
      5 Years..............................................................    %
      Since Inception of the Sub-Account...................................    %

  For purchase payment allocated to the Salomon Brothers U.S. Government Sub-
Account

                           PERIOD ENDING DECEMBER 31, 2000
                           -------------------------------
      1 Year...............................................................    %
      5 Years..............................................................    %
      Since Inception of the Sub-Account...................................    %

  For purchase payment allocated to the Back Bay Advisors Managed Sub-
Account**

                           PERIOD ENDING DECEMBER 31, 2000
                           -------------------------------
      1 Year...............................................................    %
      5 Years..............................................................    %
      10 Years.............................................................    %
      Since Inception of the Sub-Account...................................    %

  For purchase payment allocated to the Balanced Sub-Account*

                           PERIOD ENDING DECEMBER 31, 2000
                           -------------------------------
      1 Year...............................................................    %
      5 Years..............................................................    %
      Since Inception of the Sub-Account...................................    %

  For purchase payment allocated to the Alger Equity Growth Sub-Account

                           PERIOD ENDING DECEMBER 31, 2000
                           -------------------------------
      1 Year...............................................................    %
      5 Years..............................................................    %
      Since Inception of the Sub-Account...................................    %

--------

* This sub-account is only available through Contracts purchased prior to May 1, 1995.

** Wellington Management Company, LLP became the sub-adviser on May 1, 2000. Prior to that time, Loomis Sayles & Company, LLP served as sub-adviser.

  For purchase payment allocated to the Capital Growth Sub-Accounts

                           PERIOD ENDING DECEMBER 31, 2000
                           -------------------------------
      1 Year...............................................................    %
      5 Years..............................................................    %
      10 Years.............................................................    %
      Since Inception of the Sub-Account...................................    %

  For purchase payment allocated to the Davis Venture Value Sub-Accounts

                           PERIOD ENDING DECEMBER 31, 2000
                           -------------------------------
      1 Year...............................................................    %
      5 Years..............................................................    %
      Since Inception of the Sub-Account...................................    %

  For purchase payment allocated to the Harris Oakmark Mid Cap Value Sub-
Account***

                           PERIOD ENDING DECEMBER 31, 2000
                           -------------------------------
      1 Year...............................................................    %
      5 Years..............................................................    %
      Since Inception of the Sub-Account...................................    %

  For purchase payment allocated to the Loomis Sayles Small Cap Sub-Account

                           PERIOD ENDING DECEMBER 31, 2000
                           -------------------------------
      1 Year...............................................................    %
      5 Years..............................................................    %
      Since Inception of the Sub-Account...................................    %

  For purchase payment allocated to the Westpeak Growth and Income Sub-Account

                           PERIOD ENDING DECEMBER 31, 2000
                           -------------------------------
      1 Year...............................................................    %
      5 Years..............................................................    %
      Since Inception of the Sub-Account...................................    %

  For purchase payment allocated to the Putnam International Stock Sub-
Account****
  (previously the Morgan Stanley International Magnum Equity Sub-Account)

                           PERIOD ENDING DECEMBER 31, 2000
                           -------------------------------
      1 Year...............................................................    %
      5 Years..............................................................    %
      Since Inception of the Sub-Account...................................    %

  For purchase payment allocated to the Putnam Large Cap Growth Sub-Account

                           PERIOD ENDING DECEMBER 31, 2000
                           -------------------------------
      Since Inception of the Sub-Account...................................    %

--------

*** Harris Associates L.P. became the sub-adviser on May 1, 2000. Prior to that time, other entities served as sub-adviser.

**** On December 1, 2000, the Putnam International Stock Portfolio was substituted for the Morgan Stanley International Magnum Equity Series, which is no longer available for investment under the Contract. Putnam Investment Management, Inc. became the sub-investment manager of the Putnam International Stock Portfolio on January 24, 2000. Prior to that time, Santander Global Advisors, Inc. served as sub-investment manager. Values represent the performance of the Morgan Stanley International Magnum Equity Series.

For purchase payment allocated to the MetLife Stock Index--Class A Sub-Account*****

(formerly the Westpeak Stock Index Sub-Account)

                           PERIOD ENDING DECEMBER 31, 2000
                           -------------------------------
      1 Year...............................................................    %
      5 Years..............................................................    %
      10 Years.............................................................    %
      Since Inception of the Sub-Account...................................    %

  For purchase payment allocated to the VIP Overseas Sub-Account

                           PERIOD ENDING DECEMBER 31, 2000
                           -------------------------------
      1 Year...............................................................    %
      5 Years..............................................................    %
      Since Inception of the Sub-Account...................................    %

  For purchase payment allocated to the VIP Equity-Income Sub-Account

                           PERIOD ENDING DECEMBER 31, 2000
                           -------------------------------
      1 Year...............................................................    %
      5 Years..............................................................    %
      Since Inception of the Sub-Account...................................    %

--------

***** On April 27, 2001, the MetLife Stock Index Portfolio--Class A was substituted for the Westpeak Stock Index Series, which is no longer available for investment under the Contract. The Westpeak Stock Index Series commenced operations on May 1, 1987. Performance figures for dates on or before April 27, 2001 reflect performance of the Westpeak Stock Index Series. The MetLife Stock Index--Class A Sub-Account is only available through contracts purchased prior to May 1, 1995.

                FUND TOTAL RETURN ADJUSTED FOR CONTRACT CHARGES
                                 (NON-STANDARD)

  For purchase payment allocated to the Back Bay Advisors Money Market Series

                           PERIOD ENDING DECEMBER 31, 2000
                           -------------------------------
      1 Year...............................................................    %
      5 Years..............................................................    %
      10 years.............................................................    %
      Since Inception of the Fund..........................................    %

  For purchase payment allocated to the Back Bay Advisors Bond Income Series

                           PERIOD ENDING DECEMBER 31, 2000
                           -------------------------------
      1 Year...............................................................    %
      5 Years..............................................................    %
      10 years.............................................................    %
      Since Inception of the Fund..........................................    %

  For purchase payment allocated to the Salomon Brothers Strategic Bond
Opportunities Series

                           PERIOD ENDING DECEMBER 31, 2000
                           -------------------------------
      1 Year...............................................................    %
      5 Years..............................................................    %
      Since Inception of the Fund..........................................    %

  For purchase payment allocated to the Salomon Brothers U.S. Government Series

                           PERIOD ENDING DECEMBER 31, 2000
                           -------------------------------
      1 Year...............................................................    %
      5 years..............................................................    %
      Since Inception of the Fund..........................................    %

  For purchase payment allocated to the Back Bay Advisors Managed Series

                           PERIOD ENDING DECEMBER 31, 2000
                           -------------------------------
      1 Year...............................................................    %
      5 Years..............................................................    %
      Since Inception of the Fund..........................................    %

  For purchase payment allocated to the Balanced Series*

                           PERIOD ENDING DECEMBER 31, 2000
                           -------------------------------
      1 Year...............................................................    %
      5 Years..............................................................    %
      Since Inception of the Fund..........................................    %

  For purchase payment allocated to the Alger Equity Growth Series

                           PERIOD ENDING DECEMBER 31, 2000
                           -------------------------------
      1 Year...............................................................    %
      5 Years..............................................................    %
      Since Inception of the Fund..........................................    %

--------

 * Wellington Management Company, LLP became the sub-adviser of the Balanced Series on May 1, 2000. Prior to that time, Loomis Sayles & Company, L.P. served as sub-adviser.

  For purchase payment allocated to the Capital Growth Series

                           PERIOD ENDING DECEMBER 31, 2000
                           -------------------------------
      1 Year...............................................................    %
      5 Years..............................................................    %
      Since Inception of the Fund..........................................    %

  For purchase payment allocated to the Davis Venture Value Series

                           PERIOD ENDING DECEMBER 31, 2000
                           -------------------------------
      1 Year...............................................................    %
      5 Years..............................................................    %
      Since Inception of the Fund..........................................    %

  For purchase payment allocated to the Harris Oakmark Mid Cap Value Series**

                           PERIOD ENDING DECEMBER 31, 2000
                           -------------------------------
      1 Year...............................................................    %
      5 Years..............................................................    %
      Since Inception of the Fund..........................................    %

  For purchase payment allocated to the Loomis Sayles Small Cap Series

                           PERIOD ENDING DECEMBER 31, 2000
                           -------------------------------
      1 Year...............................................................    %
      5 Years..............................................................    %
      Since Inception of the Fund..........................................    %

  For purchase payment allocated to the Westpeak Growth and Income Series

                           PERIOD ENDING DECEMBER 31, 2000
                           -------------------------------
      1 Year...............................................................    %
      5 Years..............................................................    %
      Since Inception of the Fund..........................................    %

  For purchase payment allocated to the Putnam International Stock
Portfolio***

                           PERIOD ENDING DECEMBER 31, 2000
                           -------------------------------
      1 Year...............................................................    %
      5 Years..............................................................    %
      Since Inception of the Fund..........................................    %

  For purchase payment allocated to the Putnam Large Cap Growth Portfolio

                           PERIOD ENDING DECEMBER 31, 2000
                           -------------------------------
      Since Inception of the Fund..........................................    %

  For purchase payment allocated to the Janus Mid Cap Portfolio

                           PERIOD ENDING DECEMBER 31, 2000
                           -------------------------------
      1 Year...............................................................    %
      Since Inception of the Fund..........................................    %

--------

**Harris Associates L.P. became the sub-adviser on May 1, 2000. Prior to that time, other entities served as sub-adviser.

*** On December 1, 2000, the Putnam International Stock Portfolio was substituted for the Morgan Stanley International Magnum Equity Series, which is no longer available for investment under the Contract. Putnam Investment Management, Inc. became the sub-investment manager of the Putnam International Stock Portfolio on January 24, 2000. Prior to that time, Santander Global Advisors, Inc., served as sub-investment manager. Values represent the performance of the Morgan Stanley International Magnum Equity Series.

  For purchase payment allocated to the Lehman Brothers Aggregate Bond Index Portfolio

                           PERIOD ENDING DECEMBER 31, 2000
                           -------------------------------
      1 Year...............................................................    %
      Since Inception of the Fund..........................................    %

  For purchase payment allocated to the MetLife Stock Index--Class B Portfolio

                           PERIOD ENDING DECEMBER 31, 2000
                           -------------------------------
      1 Year...............................................................    %
      5 Years..............................................................    %
      10 Years.............................................................    %
      Since Inception of the Fund..........................................    %

  For purchase payment allocated to the MetLife Stock Index Portfolio--Class
A****

                           PERIOD ENDING DECEMBER 31, 2000
                           -------------------------------
      1 Year...............................................................    %
      5 Years..............................................................    %
      10 Years.............................................................    %
      Since Inception of the Fund..........................................    %

  For purchase payment allocated to the Morgan Stanley EAFE Index Portfolio

                           PERIOD ENDING DECEMBER 31, 2000
                           -------------------------------
      1 Year...............................................................    %
      Since Inception of the Fund..........................................    %

  For purchase payment allocated to the Russell 2000 Index Portfolio

                           PERIOD ENDING DECEMBER 31, 2000
                           -------------------------------
      1 Year...............................................................    %
      Since Inception of the Fund..........................................    %

  For purchase payment allocated to the State Street Research Investment Trust
Portfolio

                           PERIOD ENDING DECEMBER 31, 2000
                           -------------------------------
      1 Year...............................................................    %
      5 Years..............................................................    %
      10 Years.............................................................    %
      Since Inception of the Fund..........................................    %

  For purchase payment allocated to the Neuberger Berman Partners Mid Cap
Value Portfolio

                           PERIOD ENDING DECEMBER 31, 2000
                           -------------------------------
      1 Year...............................................................    %
      5 Years..............................................................    %
      10 Years.............................................................    %
      Since Inception of the Fund..........................................    %

--------

**** On April 27, 2001, the MetLife Stock Index Portfolio--Class A was substituted for the Westpeak Stock Index Series, which is no longer available for investment under the Contract. The Westpeak Stock Index Series commenced operations on May 1, 1987. Performance figures for dates on or before April 27, 2001 reflect performance of the Westpeak Stock Index Series. The MetLife Stock Index--Class A Sub-Account is only available through contracts purchased prior to May 1, 1995.

  For purchase payment allocated to the Lord Abbett Bond Debenture Portfolio

                           PERIOD ENDING DECEMBER 31, 2000
                           -------------------------------
      1 Year...............................................................    %
      5 Years..............................................................    %
      10 Years.............................................................    %
      Since Inception of the Fund..........................................    %

  For purchase payment allocated to the American Funds Growth Fund

                           PERIOD ENDING DECEMBER 31, 2000
                           -------------------------------
      1 Year...............................................................    %
      5 Years..............................................................    %
      10 Years.............................................................    %
      Since Inception of the Fund..........................................    %

  For purchase payment allocated to the American Funds Growth-Income Fund

                           PERIOD ENDING DECEMBER 31, 2000
                           -------------------------------
      1 Year...............................................................    %
      5 Years..............................................................    %
      10 Years.............................................................    %
      Since Inception of the Fund..........................................    %

  For purchase payment allocated to the American Funds Global Small Cap Fund

                           PERIOD ENDING DECEMBER 31, 2000
                           -------------------------------
      1 Year...............................................................    %
      5 Years..............................................................    %
      10 Years.............................................................    %
      Since Inception of the Fund..........................................    %

  For purchase payment allocated to the VIP Equity Income Portfolio

                           PERIOD ENDING DECEMBER 31, 2000
                           -------------------------------
      1 Year...............................................................    %
      5 Years..............................................................    %
      10 Years.............................................................    %
      Since Inception of the Fund..........................................    %

  For purchase payment allocated to the VIP Overseas Portfolio

                           PERIOD ENDING DECEMBER 31, 2000
                           -------------------------------
      1 Year...............................................................    %
      5 Years..............................................................    %
      10 Years.............................................................    %
      Since Inception of the Fund..........................................    %

  Information is available illustrating the impact of fund performance on annuity payouts. For examples, see "Hypothetical Illustrations of Annuity Income Payments" and "Historical Illustrations of Annuity Income Payments" in the Statement of Additional Information.

                       THE NEW ENGLAND VARIABLE ACCOUNT
                              ZENITH ACCUMULATOR
                     INDIVIDUAL VARIABLE ANNUITY CONTRACTS
                 ISSUED BY METROPOLITAN LIFE INSURANCE COMPANY
                      STATEMENT OF ADDITIONAL INFORMATION
                                   (PART B)

                               MAY 1, 2001

  This Statement of Additional Information is not a prospectus. This Statement of Additional Information relates to the Prospectus dated April 30, 1999 as supplemented May 1, 2000 and May 1, 2001 and should be read in conjunction therewith. A copy of the Prospectus and the supplement dated May 1, 2001 may be obtained by writing to New England Securities Corporation ("New England Securities") 399 Boylston Street, Boston, Massachusetts 02116.





VA-205-01

                               TABLE OF CONTENTS

                                                                           PAGE
                                                                           -----
History...................................................................  II-3
Services Relating to the Variable Account and the Contracts...............  II-3
Performance Comparisons...................................................  II-3
Calculation of Performance Data...........................................  II-4
Net Investment Factor..................................................... II-31
Annuity Payments.......................................................... II-31
Hypothetical Illustrations of Annuity Income Payouts...................... II-33
Historical Illustrations of Annuity Income Payouts........................ II-36
Experts................................................................... II-40
Legal Matters............................................................. II-40
Appendix A................................................................ II-41
Financial Statements......................................................   F-1

                                    HISTORY

  The New England Variable Account (the "Variable Account") is a separate account of Metropolitan Life Insurance Company (the "Company"). The Variable Account was originally a separate account of New England Mutual Life Insurance Company, and became a separate account of the Company when New England Mutual Life Insurance Company merged with and into the Company on August 30, 1996. The Company is a wholly-owned subsidiary of MetLife, Inc., a publicly traded company.

          SERVICES RELATING TO THE VARIABLE ACCOUNT AND THE CONTRACTS

  Auditors. DELOITTE & TOUCHE LLP, LOCATED AT 200 BERKELEY STREET, BOSTON, MASSACHUSETTS 02116, CONDUCTS AN ANNUAL AUDIT OF THE VARIABLE ACCOUNT'S FINANCIAL STATEMENTS.

  Administrative Services Agreement. PURSUANT TO AN ADMINISTRATIVE SERVICES AGREEMENT BETWEEN NEW ENGLAND LIFE INSURANCE COMPANY ("NELICO") AND THE COMPANY, NELICO SERVES AS THE DESIGNATED OFFICE FOR SERVICING THE CONTRACTS AND PERFORMS CERTAIN OTHER ADMINISTRATIVE SERVICES FOR THE COMPANY RELATING TO THE VARIABLE ACCOUNT AND THE CONTRACTS. NELICO IS COMPENSATED FOR THESE SERVICES BASED ON THE EXPENSES IT INCURS IN PROVIDING THEM. NELICO WAS A WHOLLY-OWNED SUBSIDIARY OF NEW ENGLAND MUTUAL LIFE INSURANCE COMPANY BEFORE IT MERGED INTO THE COMPANY, AND BECAME A SUBSIDIARY OF THE COMPANY AS A RESULT OF THE MERGER. FOR SERVICES RENDERED, THE COMPANY PAID NELICO $12,580,160.06 FOR THE PERIOD ENDED DECEMBER 31, 1998, $12,320,436.64 FOR THE PERIOD ENDED DECEMBER 31, 1999 AND $12,299,597.07 FOR THE PERIOD ENDED DECEMBER 31, 2000.

  Principal Underwriter. NEW ENGLAND SECURITIES CORPORATION ("NEW ENGLAND SECURITIES"), AN INDIRECT SUBSIDIARY OF THE COMPANY, SERVES AS PRINCIPAL UNDERWRITER FOR THE VARIABLE ACCOUNT PURSUANT TO A DISTRIBUTION AGREEMENT WITH THE COMPANY. THE CONTRACTS ARE OFFERED CONTINUOUSLY AND ARE SOLD BY NELICO'S LIFE INSURANCE AGENTS AND INSURANCE BROKERS WHO ARE REGISTERED REPRESENTATIVES OF NEW ENGLAND SECURITIES. CONTRACTS ALSO MAY BE SOLD BY REGISTERED REPRESENTATIVES OF BROKER-DEALERS THAT HAVE SELLING AGREEMENTS WITH NEW ENGLAND SECURITIES. THE COMPANY PAYS COMMISSIONS, NONE OF WHICH ARE RETAINED BY NEW ENGLAND SECURITIES, TO THE REGISTERED REPRESENTATIVES INVOLVED IN SELLING CONTRACTS. FOR THE YEARS ENDED DECEMBER 31, 1998, 1999 AND 2000 THE COMPANY PAID COMMISSIONS IN THE AMOUNT OF $5,427,972.77, $2,240,122.51 AND $1,611,358.39, RESPECTIVELY.

                            PERFORMANCE COMPARISONS

  Articles and releases, developed by the Company, the Eligible Funds (as defined in the Prospectus) and other parties, about the Account or the Eligible Funds regarding performance, rankings, statistics and analyses of the Account's, the individual Eligible Funds' and fund groups' asset levels and sales volumes, statistics and analyses of industry sales volumes and asset levels, and other characteristics may appear in publications, including, but not limited to, those publications listed in Appendix A to this Statement of Additional Information. In particular, some or all of these publications may publish their own rankings or performance reviews including the Account or the Eligible Funds. References to or reprints of such articles may be used in the Company's promotional literature. Such literature may refer to personnel of the advisers, who have portfolio management responsibility, and their investment style. The references may allude to or include excerpts from articles appearing in the media.

  The advertising and sales literature of the Contract and the Account may refer to historical, current and prospective economic trends and may include historical and current performance and total returns of investment alternatives.

  In addition, sales literature may be published concerning topics of general investor interest for the benefit of registered representatives and prospective Contractholders. These materials may include, but are not limited to, discussions of college planning, retirement planning, reasons for investing and historical examples of the investment performance of various classes of securities, securities markets and indices.

                        CALCULATION OF PERFORMANCE DATA

  The Variable Account was not established until July, 1987. The Contracts were not available until September, 1988. The Capital Growth, Back Bay Advisors Bond Income and Back Bay Advisors Money Market Series commenced operations on August 26, 1983. The Westpeak Growth and Income and Harris Oakmark Mid Cap Value (formerly the Goldman Sachs Midcap Value Series) commenced operations on April 30, 1993. The VIP Equity-Income Portfolio commenced operations on October 9, 1986, and the VIP Overseas Portfolio commenced operations on January 28, 1987. The Westpeak Stock Index and Back Bay Managed Series commenced operations on May 1, 1987. The Loomis Sayles Small Cap Series commenced operations on May 2, 1994. The other Zenith Fund Series commenced operations on October 31, 1994. The Putnam International Stock Portfolio commenced operations on October 31, 1994 and became available to Zenith Accumulator Contractholders on May 1, 2000. (On December 1, 2000, the Putnam International Stock Portfolio was substituted for the Morgan Stanley International Magnum Equity series, which is no longer available for investment under the Contract. The Morgan Stanley International Magnum Equity Series commenced operations on October 31, 1994. Performance figures for dates on or before December 1, 2000 reflect the performance of the Morgan Stanley International Magnum Equity Series.) The following Portfolios of the Metropolitan Fund became available to contractholders on January 22, 2001 and commenced operations as follows: Putnam Large Cap Growth Portfolio, May 1, 2000; State Street Research Aurora Small Cap Value and the MetLife Mid Cap Stock Index Portfolios, July 5, 2000; Janus Mid Cap Portfolio, March 3, 1997; Lehman Brothers Aggregate Bond Index, Morgan Stanley EAFE Index, and Russell 2000 Index Portfolios, November 9, 1998; and MetLife Stock Index Portfolio-- Class B, May 1, 1990. The MetLife Stock Index Portfolio--Class A commenced operations on May 1, 1987 and became available to Contractholders on May 1, 2001. On April 27, 2001, the MetLife Stock Index Portfolio--Class A was substituted for the Westpeak Stock Index Series, which is no longer available for investment under the Contract. The Westpeak Stock Index Series commenced operations on May 1, 1987. Performance figures for dates on and before April 27, 2001 reflect the performance of the Westpeak Stock Index Series. The remaining portfolios of the Metropolitan Fund became available to Contractholders on May 1, 2001 and commenced operations as follows: State
Street Research Investors Trust Portfolio,    ; Neuberger Berman Partners Mid
Cap Value Portfolio,    ; Janus Growth Portfolio,    ; and Franklin Templeton
Small Cap Growth Portfolio,    . The Lord Abbett Bond Debenture, MFS Mid Cap
Growth, MFS Research International, PIMCO Total Return and PIMCO Innovation Portfolios became available to Contractholders on May 1, 2001 and commenced
operations as follows: Lord Abbett Bond Debenture Portfolio,    ; MFS Mid Cap
Growth Portfolio,    ; MFS Research International Portfolio,    ; PIMCO Total
Return Portfolio,    ; and PIMCO Innovation Portfolio,    . The American Funds
Growth, American Funds Growth-Income and American Funds Global Small Cap Funds became available to Contractholders on May 1, 2001 and commenced operations as
follows: American Funds Growth Fund,    ; American Funds Growth-Income Fund,
   ; and American Funds Global Small Cap Fund,    .

  Calculations of average annual total return are based on the assumption that a single investment of $1,000 was made at the beginning of each period shown. The figures do not reflect the effect of any premium tax charges, which apply in certain states, and which would reduce the results shown.

  The average annual total return is related to surrender value and is calculated as follows. The amount of the assumed $1,000 purchase payment for a Contract issued at the beginning of the period is divided by the Accumulation Unit Value of the sub-account at the beginning of the period shown to arrive at the number of Accumulation Units purchased. The number of Accumulation Units is reduced on each Contract anniversary to reflect deduction of the annual $30 Administration Contract Charge from the Contract Value. Each such $30 deduction reduces the number of units held under the Contract by an amount equal to $30 divided by the Accumulation Unit Value on the date of the deduction. The total number of units held under the Contract at the beginning of the last Contract Year covered by the period shown is multiplied by the Accumulation Unit Value on December 31, 2000 to arrive at the Contract Value on that date. This Contract Value is then reduced by the applicable Contingent Deferred Sales Charge and by the portion of the $30 Administration Contract Charge which would be deducted upon surrender on December 31, 2000 to arrive at the surrender value. The average annual total return is the annual compounded rate of return which would produce the surrender value on December 31, 2000. In other words, the average annual total return is the rate which, when added to 1, raised to a power reflecting the number of years in the period shown, and multiplied by the initial $1,000 investment, yields the surrender value at the end of the period. The average annual total returns assume that no premium tax charge has been deducted. See Appendix C of the prospectus for Sub-Account average annual total return and Fund total return adjusted for contract charges.

  The following chart illustrates how the average annual total return was determined for the five year period ending December 31, 2000 for the sub-account investing in the Capital Growth Series based on the assumptions used above. The units column below shows the number of accumulation units hypothetically purchased by the investment in the Capital Growth Series in the first year (assuming that no premium tax is deducted). The units are reduced on each Contract anniversary to reflect the deduction of the $30 Administration Contract Charge. The illustration assumes no premium tax charge is deducted.

  The unit values of the sub-accounts reflect the change in the net asset value of the underlying Eligible Funds plus the reinvestment of dividends from net investment income and of distributions from net realized gains, if any. The unit values also reflect the deduction of the Mortality and Expense Risk Charge as well as the Administration Asset Charge.

                                                                      AVERAGE
                                         UNIT    CONTRACT SURRENDER ANNUAL TOTAL
DATE                           UNITS     VALUE    VALUE     VALUE      RETURN
----                          -------- --------- -------- --------- ------------
December 31, 1995............ 117.8627 11.300017 1,331.85 1,259.93     25.99
December 31, 1996............ 115.6402 13.496435 1,560.73 1,483.47     21.80
December 31, 1997............ 113.8157 16.441932 1,871.35 1,787.14     21.35
December 31, 1998............ 112.4364 21.752481 2,445.77 2,346.72     23.77
December 31, 1999............ 111.2282 24.830578 2,761.86 2,662.43     21.63
December 31, 2000............

  The following charts illustrate what would have been the growth and value of a $10,000 purchase payment for a Contract if it had been invested in each of the Eligible Funds on the first day of the first month after those Eligible Funds commenced operations if the Contract had been offered at that time:
September 1, 1983 for the Back Bay Advisors Money Market, Back Bay Advisors Bond Income and Capital Growth Series; November 1, 1986 for the VIP Equity-Income Portfolio; February 1, 1987 for the VIP Overseas Portfolio; May 1, 1987 for the Back Bay Advisors Managed Series; May 1, 1993 for the Westpeak Growth and Income and Harris Oakmark Mid Cap Value Series (formerly Goldman Sachs Midcap Value Series); May 2, 1994 for the Loomis Sayles Small Cap Series; November 1, 1994 for the remaining Zenith Fund Series; November 1, 1994 for the Putnam International Stock Portfolio (performance figures for dates on or before December 1, 2000 reflect the performance of the Morgan Stanley International Magnum Equity Series); May 1, 2000 for the Putnam Large Cap Growth Portfolio; March 3, 1997 for the Janus Mid Cap Portfolio; December 1, 1998 for the Lehman Brothers Aggregate Bond Index, Morgan Stanley EAFE Index and Russell 2000 Index Portfolios; May 1, 1990 for the MetLife Stock Index Portfolio of the Metropolitan Series Fund; May 1, 1987 for the MetLife Stock Index Portfolio--Class A (performance figures for dates on or before April 27,
2001 reflect the performance of the Westpeak Stock Index Series);   for the
Lord Abbett Bond Debenture Portfolio,     for the Neuberger Berman Partners
Mid Cap Value Portfolio;     for the American Funds Growth Fund;     for the
American Funds Growth-Income Fund; and    for the American Global Small Cap
Fund. The figures shown do not reflect the deduction of any premium tax charge. During the period when the Contingent Deferred Sales Charge applies, the percentage return on surrender value from year to year (after the 1st year) will be greater than the percentage return on Contract Value for the same years. This is because the percentage return on surrender value reflects not only investment experience but also the annual reduction in the applicable Contingent Deferred Sales Charge. In the first chart, the Contract Value and surrender value on each date shown are calculated in the manner described in the preceding illustrations of average annual total return, assuming that no premium tax charge is deducted.

  In the second and third charts, the difference between the Contract Value or surrender value at the beginning and at the end of each year is divided by the beginning Contract Value or surrender value to arrive at the annual percentage change. The cumulative return information set forth in these charts is determined by taking the difference between the $10,000 investment and the ending Contract Value or surrender value and dividing it by $10,000. The annual effective rate of return in this illustration is calculated in the same manner as the average annual total return described in the preceding illustration, assuming that no premium tax charge is deducted.

                    $10,000 SINGLE PURCHASE PAYMENT CONTRACT
                               INVESTMENT RESULTS

                                                                      CONTRACT VALUE(1)
                      -------------------------------------------------------------------------------------------------------
                                               SALOMON
                       BACK BAY   BACK BAY    BROTHERS     SALOMON
                       ADVISORS   ADVISORS    STRATEGIC    BROTHERS   BACK BAY                ALGER                  DAVIS
                        MONEY       BOND        BOND         U.S.     MANAGED                 EQUITY     CAPITAL    VENTURE
                        MARKET     INCOME   OPPORTUNITIES GOVERNMENT SERIES(2)  BALANCED(3)   GROWTH     GROWTH      VALUE
                      ---------- ---------- ------------- ---------- ---------- ----------- ---------- ----------- ----------
 As of December 31:
 1983............     $10,258.59 $10,339.37                                                            $ 10,470.12
 1984............      11,175.34  11,453.64                                                              10,237.14
 1985............      11,905.86  13,388.01                                                              16,941.91
 1986............      12,514.94  15,137.25                                                              32,599.29
 1987............      13,122.50  15,242.29                          $ 9,844.68                          49,087.62
 1988............      13,889.20  16,265.40                           10,602.14                          44,141.97
 1989............      14,941.00  17,990.50                           12,423.10                          56,919.65
 1990............      15,916.76  19,151.95                           12,617.64                          54,170.04
 1991............      16,648.66  22,256.25                           14,926.64                          82,262.43
 1992............      17,018.47  23,722.98                           15,680.56                          76,212.70
 1993............      17,259.12  26,326.49                           17,086.43                          86,417.09
 1994............      17,674.12  25,071.19  $ 9,838.87   $10,038.07  16,639.55 $ 9,968.28  $ 9,695.00   79,208.42 $ 9,628.96
 1995............      18,401.19  29,948.07   11,557.83    11,360.92  21,514.34  12,242.06   14,193.96  107,838.80  13,201.25
 1996............      19,053.28  30,873.63   13,008.06    11,548.68  24,379.98  14,087.95   15,815.91  128,763.66  16,356.09
 1997............      19,770.95  33,745.25   14,224.45    12,328.54  30,407.16  16,117.12   19,572.63  156,835.46  21,511.40
 1998............      20,502.34  36,272.33   14,289.07    13,058.43  35,864.34  17,317.95   28,501.23  207,454.79  24,249.51
 1999............      21,201.50  35,588.76   14,270.63    12,875.72  38,880.28  16,191.16   37,682.20  236,777.25  28,083.49
 2000............
                        HARRIS
                       OAKMARK
                       MID CAP
                       VALUE(4)
                      ----------
 As of December 31:
 1983............
 1984............
 1985............
 1986............
 1987............
 1988............
 1989............
 1990............
 1991............
 1992............
 1993............     $11,370.39
 1994............      11,157.06
 1995............      14,313.48
 1996............      16,574.48
 1997............      19,149.94
 1998............      17,837.09
 1999............      17,631.72
 2000............

                                                                   CONTRACT VALUE(1)
                    -----------------------------------------------------------------------------------------------------
                      LOOMIS        WESTPEAK   METLIFE                 PUTNAM              LEHMAN    METLIFE
                      SAYLES         GROWTH     STOCK       PUTNAM     LARGE              BROTHERS    STOCK      MORGAN
                      SMALL           AND       INDEX-   INTERNATIONAL  CAP     JANUS    AGGREGATE    INDEX-    STANLEY
                       CAP           INCOME   CLASS A(5)   STOCK(6)    GROWTH  MID CAP   BOND INDEX CLASS B(7) EAFE INDEX
                    ---------- --- ---------- ---------- ------------- ------ ---------- ---------- ---------- ----------
As of December 31:
1983............
1984............
1985............
1986............
1987............                              $ 8,700.98
1988............                                9,954.81
1989............                               12,748.34
1990............                               12,025.47                                            $10,110.39
1991............                               15,441.83                                             12,951.64
1992............                               16,313.91                                             13,717.25
1993............                   $11,321.11  17,628.00                                             14,764.19
1994............    $ 9,590.97      11,004.57  17,555.45  $10,237.83                                 14,673.69
1995............     12,156.37      14,780.39  23,679.19   10,698.65                                 19,790.14
1996............     15,637.59      17,185.98  28,573.33   11,227.90                                 23,899.30
1997............     19,225.09      22,593.88  37,314.92   10,904.04          $12,638.78             31,130.36
1998............     18,619.12      27,709.41  47,066.35   11,508.95           17,142.64 $10,006.50  39,355.34 $10,546.25
1999............     24,161.33      29,864.28  55,866.17   14,116.24           37,557.28   9,677.86  46,848.66  12,934.63
2000............
                     RUSSELL
                    2000 INDEX
                    ----------
As of December 31:
1983............
1984............
1985............
1986............
1987............
1988............
1989............
1990............
1991............
1992............
1993............
1994............
1995............
1996............
1997............
1998............    $10,578.68
1999............     12,746.40
2000............

                                                           CONTRACT VALUE(1)
                         -------------------------------------------------------------------------------------
                           STATE    NEUBERGER
                           STREET    BERMAN     LORD
                          RESEARCH  PARTNERS   ABBETT            AMERICAN    AMERICAN                  VIP
                         INVESTMENT  MID CAP    BOND    AMERICAN GROWTH-   GLOBAL SMALL     VIP      EQUITY-
                           TRUST      VALUE   DEBENTURE  GROWTH   INCOME  CAPITALIZATION  OVERSEAS    INCOME
                         ---------- --------- --------- -------- -------- -------------- ---------- ----------
As of December 31:
1983....................
1984....................
1985....................
1986....................                                                                            $ 9,888.64
1987....................                                                                 $ 9,345.49   9,615.25
1988....................                                                                   9,936.28  11,611.24
1989....................                                                                  12,343.46  13,412.67
1990....................                                                                  11,945.10  11,176.22
1991....................                                                                  12,695.83  14,462.11
1992....................                                                                  11,156.05  16,645.30
1993....................                                                                  15,078.13  19,396.57
1994....................                                                                  15,104.86  20,460.15
1995....................                                                                  16,311.44  27,238.96
1996....................                                                                  18,185.02  30,677.47
1997....................                                                                  19,981.29  38,742.01
1998....................                                                                  22,194.68  42,634.76
1999....................                                                                  31,190.25  44,695.45
2000....................

                                                                    SURRENDER VALUE(1)
                    -------------------------------------------------------------------------------------------------------
                                             SALOMON
                     BACK BAY   BACK BAY    BROTHERS     SALOMON
                     ADVISORS   ADVISORS    STRATEGIC    BROTHERS   BACK BAY                ALGER                  DAVIS
                      MONEY       BOND        BOND         U.S.     MANAGED                 EQUITY     CAPITAL    VENTURE
                      MARKET     INCOME   OPPORTUNITIES GOVERNMENT SERIES(2)  BALANCED(3)   GROWTH     GROWTH      VALUE
                    ---------- ---------- ------------- ---------- ---------- ----------- ---------- ----------- ----------
As of December 31:
1983............    $ 9,648.46 $ 9,724.51                                                            $  9,847.62
1984............     10,561.87  10,825.14                                                               9,674.33
1985............     11,306.52  12,715.30                                                              16,131.91
1986............     11,941.77  14,446.07                                                              31,789.29
1987............     12,581.04  14,614.97                          $ 9,248.76                          48,277.62
1988............     13,379.19  15,669.85                           10,009.63                          43,331.97
1989............     14,460.36  17,413.80                           11,788.16                          56,109.65
1990............     15,477.01  18,624.85                           12,029.85                          53,360.04
1991............     16,338.98  21,845.84                           14,302.11                          81,452.43
1992............     16,855.30  23,499.47                           15,096.06                          75,516.79
1993............     17,249.12  26,316.49                           16,528.21                          86,407.09
1994............     17,664.12  25,061.19  $ 9,258.29   $ 9,445.85  16,170.28 $ 9,380.13  $ 9,122.84   79,198.42 $ 9,060.66
1995............     18,391.19  29,938.07   10,928.71    10,742.43  21,107.08  11,575.99   13,422.49  107,828.80  12,483.38
1996............     19,043.28  30,863.63   12,359.16    10,972.02  24,140.56  13,385.59   15,028.03  128,753.66  15,551.09
1997............     19,760.95  33,735.25   13,579.35    11,768.76  30,387.16  15,386.85   18,767.63  156,825.48  20,706.40
1998............     20,492.34  36,262.33   13,705.37    12,524.57  35,844.34  16,611.57   27,696.23  207,444.79  23,444.51
1999............     21,191.50  35,578.76   13,751.89    12,407.20  38,860.28  15,603.28   36,877.20  236,767.25  27,278.49
2000............
                      HARRIS
                     OAKMARK
                     MID CAP
                     VALUE(4)
                    ----------
As of December 31:
1983............
1984............
1985............
1986............
1987............
1988............
1989............
1990............
1991............
1992............
1993............    $10,685.22
1994............     10,534.58
1995............     13,584.96
1996............     15,808.63
1997............     18,354.37
1998............     17,174.95
1999............     17,056.32
2000............

                                                                 SURRENDER VALUE(1)
                      ---------------------------------------------------------------------------------------------------------
                                                                                        LEHMAN
                        LOOMIS    WESTPEAK   METLIFE                 PUTNAM            BROTHERS   METLIFE    MORGAN
                        SAYLES     GROWTH     STOCK       PUTNAM     LARGE             AGGREGATE   STOCK     STANLEY   RUSSELL
                        SMALL       AND       INDEX-   INTERNATIONAL  CAP   JANUS MID    BOND      INDEX-     EAFE      2000
                         CAP       INCOME   CLASS A(5)   STOCK(6)    GROWTH    CAP       INDEX   CLASS B(7)   INDEX     INDEX
                      ---------- ---------- ---------- ------------- ------ ---------- --------- ---------- --------- ---------
 As of December 31:
 1983............
 1984............
 1985............
 1986............
 1987............                           $ 8,171.98
 1988............                             9,397.25
 1989............                            12,097.30
 1990............                            11,464.32                                           $ 9,501.44
 1991............                            14,796.43                                            12,234.75
 1992............                            15,706.61                                            13,020.74
 1993............                $10,638.82  17,052.72                                            14,082.31
 1994............     $ 9,012.40  10,390.32  17,061.45  $ 9,633.91                                14,061.90
 1995............      11,482.43  14,028.76  23,232.96   10,115.92                                19,060.20
 1996............      14,846.03  16,392.61  28,296.17   10,667.11                                23,128.97
 1997............      18,407.59  21,773.88  37,294.92   10,408.36          $11,876.91            30,312.86
 1998............      17,847.54  26,889.41  47,046.35   11,037.84           16,320.14 $9,391.12  38,629.45 $9,899.29 $9,929.83
 1999............      23,343.83  29,044.28  55,846.17   13,603.05           36,734.78  9,125.26  46,409.52 12,206.16 12,028.09
 2000............

                                                            SURRENDER VALUE(1)
                           -------------------------------------------------------------------------------------
                             STATE    NEUBERGER
                             STREET    BERMAN     LORD
                            RESEARCH  PARTNERS   ABBETT            AMERICAN    AMERICAN                  VIP
                           INVESTMENT  MID CAP    BOND    AMERICAN GROWTH-   GLOBAL SMALL     VIP      EQUITY-
                             TRUST      VALUE   DEBENTURE  GROWTH   INCOME  CAPITALIZATION  OVERSEAS    INCOME
                           ---------- --------- --------- -------- -------- -------------- ---------- ----------
 As of December 31:
 1983....................
 1984....................
 1985....................
 1986....................                                                                             $ 9,305.15
 1987....................                                                                  $ 8,771.28   9,091.03
 1988....................                                                                    9,372.22  11,031.48
 1989....................                                                                   11,704.96  12,804.10
 1990....................                                                                   11,380.07  10,718.58
 1991....................                                                                   12,154.15  13,936.47
 1992....................                                                                   10,726.94  16,115.97
 1993....................                                                                   14,575.67  18,867.86
 1994....................                                                                   14,669.53  20,086.86
 1995....................                                                                   15,990.34  26,988.81
 1996....................                                                                   17,993.85  30,672.47
 1997....................                                                                   19,953.79  38,737.01
 1998....................                                                                   22,167.18  42,629.76
 1999....................                                                                   31,162.75  44,690.45
 2000....................

                 ANNUAL PERCENTAGE CHANGE IN CONTRACT VALUE(1)

                                         SALOMON
                    BACK BAY BACK BAY   BROTHERS     SALOMON   BACK BAY                                        HARRIS  LOOMIS
                    ADVISORS ADVISORS   STRATEGIC    BROTHERS  ADVISORS              ALGER             DAVIS  OAKMARK  SAYLES
                     MONEY     BOND       BOND         U.S.     MANAGED              EQUITY  CAPITAL  VENTURE MID CAP  SMALL
                     MARKET   INCOME  OPPORTUNITIES GOVERNMENT SERIES(2) BALANCED(3) GROWTH  GROWTH    VALUE  VALUE(4)  CAP
                    -------- -------- ------------- ---------- --------- ----------- ------  -------  ------- -------- ------
As of December 31:
 1983............     2.59%    3.39%                                                           4.70%
 1984............     8.94    10.78                                                           -2.23
 1985............     6.54    16.89                                                           65.49
 1986............     5.12    13.07                                                           92.42
 1987............     4.85     0.69                              -1.55%                       50.58
 1988............     5.84     6.71                               7.69                       -10.08
 1989............     7.57    10.61                              17.18                        28.95
 1990............     6.53     6.46                               1.57                        -4.83
 1991............     4.60    16.21                              18.30                        51.86
 1992............     2.22     6.59                               5.05                        -7.35
 1993............     1.41    10.97                               8.97                        13.39            13.70%
 1994............     2.40    -4.77       -1.61%       0.38%     -2.62      -0.32%   -3.05%   -8.34    -3.71%  -1.88   -4.09%
 1995............     4.11    19.45       17.47       13.18      29.30      22.81    46.40    36.15    37.10   28.29   26.75
 1996............     3.54     3.09       12.55        1.65      13.32      15.08    11.43    19.40    23.90   15.80   28.64
 1997............     3.77     9.30        9.35        6.75      24.72      14.40    23.75    21.80    31.52   15.54   22.94
 1998............     3.70     7.49        0.45        5.92      17.95       7.45    45.62    32.28    12.73   -6.86   -3.15
 1999............     3.41    -1.88       -0.13       -1.40       8.41      -6.51    32.21    14.13    15.81   -1.15   29.77
 2000............
Cumulative
 Return..........
Annual Effective
 Rate of Return..

                                                                       LEHMAN                                STATE    NEUBERGER
                                METLIFE                 PUTNAM        BROTHERS   MET LIFE  MORGAN            STREET    BERMAN
                     WESTPEAK    STOCK       PUTNAM     LARGE  JANUS  AGGREGATE   STOCK    STANLEY RUSSELL  RESEARCH  PARTNERS
                      GROWTH     INDEX-   INTERNATIONAL  CAP    MID     BOND      INDEX-    EAFE    2000   INVESTMENT  MID CAP
                    AND INCOME CLASS A(5)   STOCK(6)    GROWTH  CAP     INDEX   CLASS B(7)  INDEX   INDEX    TRUST      VALUE
                    ---------- ---------- ------------- ------ ------ --------- ---------- ------- ------- ---------- ---------
As of December 31:
 1983............
 1984............
 1985............
 1986............
 1987............                -12.99%
 1988............                 14.41
 1989............                 28.06
 1990............                 -5.67                                            1.10
 1991............                 28.41                                           28.10
 1992............                  5.65                                            5.91
 1993............     13.21%       8.06                                            7.63
 1994............     -2.80       -0.41        2.38%                              -0.61
 1995............     34.31       34.88        4.50                               34.87
 1996............     16.28       20.67        4.95                               20.76
 1997............     31.47       30.59       -2.88             26.39             30.26
 1998............     22.64       26.13        5.55             35.64    0.07     26.42      5.46    5.79
 1999............      7.78       18.70       22.65            119.09   -3.28     19.04     22.65   20.49
 2000............
Cumulative
 Return..........
Annual Effective
 Rate of Return..

                                                                                                        LEHMAN
                                                                                                     INTERMEDIATE
                      LORD                                                                           GOVERNMENT/
                     ABBETT            AMERICAN    AMERICAN               VIP    DOW JONES  S&P 500   CORPORATE   CONSUMER
                      BOND    AMERICAN GROWTH-   GLOBAL SMALL    VIP    EQUITY-  INDUSTRIAL  STOCK       BOND       PRICE
                    DEBENTURE  GROWTH   INCOME  CAPITALIZATION OVERSEAS INCOME   AVERAGE(8) INDEX(9)  INDEX(10)   INDEX(11)
                    --------- -------- -------- -------------- -------- -------  ---------- -------- ------------ ---------
As of December 31:
 1983............                                                                   5.11%     1.79%      4.51%      1.07%
 1984............                                                                   1.35      6.27      14.37       3.95
 1985............                                                                  33.62     31.73      18.06       3.77
 1986............                                                        -1.11%    27.25     18.66      13.13       1.13
 1987............                                                -6.55%  -2.76      5.55      5.25       3.66       4.41
 1988............                                                 6.32   20.76     16.21     16.61       6.67       4.42
 1989............                                                24.23   15.51     32.24     31.69      12.77       4.65
 1990............                                                -3.23  -16.67     -0.54     -3.10       9.16       6.11
 1991............                                                 6.28   29.40     24.25     30.47      14.62       3.06
 1992............                                               -12.13   15.10      7.40      7.62       7.17       2.90
 1993............                                                35.16   16.53     16.97     10.08       8.79       2.75
 1994............                                                 0.18    5.48      5.02      1.32      -1.93       2.67
 1995............                                                 7.99   33.13     36.94     37.58      15.33       2.54
 1996............                                                11.49   12.62     28.91     22.96       4.05       3.32
 1997............                                                 9.88   26.29     24.91     33.36       7.87       1.83
 1998............                                                11.08   10.05     18.14     28.52       8.44       1.61
 1999............                                                40.53    4.83     27.21     21.04      -2.15       2.68
 2000............
Cumulative
 Return..........
Annual Effective
 Rate of Return..

                 ANNUAL PERCENTAGE CHANGE IN SURRENDER VALUE(1)

                                         SALOMON
                    BACK BAY BACK BAY   BROTHERS     SALOMON   BACK BAY                                        HARRIS  LOOMIS
                    ADVISORS ADVISORS   STRATEGIC    BROTHERS  ADVISORS              ALGER             DAVIS  OAKMARK  SAYLES
                     MONEY     BOND       BOND         U.S.     MANAGED              EQUITY  CAPITAL  VENTURE MID CAP  SMALL
                     MARKET   INCOME  OPPORTUNITIES GOVERNMENT SERIES(2) BALANCED(3) GROWTH  GROWTH    VALUE  VALUE(4)  CAP
                    -------- -------- ------------- ---------- --------- ----------- ------  -------  ------- -------- ------
As of December 31:
 1983............    -3.52%   -2.75%                                                          -1.52%
 1984............     9.47    11.32                                                           -1.76
 1985............     7.05    17.46                                                           66.75
 1986............     5.62    13.61                                                           97.06
 1987............     5.35     1.17                              -7.51                        51.87
 1988............     6.34     7.22                               8.23                       -10.24
 1989............     8.08    11.13                              17.77                        29.49
 1990............     7.03     6.95                               2.05                        -4.90
 1991............     5.57    17.29                              18.89                        52.65
 1992............     3.16     7.57                               5.55                        -7.29
 1993............     2.34    11.99                               9.49                        14.42             6.85%
 1994............     2.41    -4.77       -7.42%      -5.54%     -2.17      -6.20%   -8.77%   -8.34    -9.39%  -1.41   -9.88%
 1995............     4.12    19.46       18.04       13.73      30.53      23.41    47.13    36.15    37.78   28.96   27.41
 1996............     3.55     3.09       13.09        2.14      14.37      15.63    11.96    19.41    24.57   16.37   29.29
 1997............     3.77     9.30        9.87        7.26      25.88      14.95    24.88    21.80    33.15   16.10   23.99
 1998............     3.70     7.49        0.93        6.42      17.96       7.96    47.57    32.28    13.22   -6.43   -3.04
 1999............     3.41    -1.89        0.34       -0.94       8.41      -6.07    33.15    14.14    16.35   -0.69   30.80
 2000............
Cumulative Re-
 turn............
Annual Effective
 Rate of Return..

                                                                         LEHMAN                                STATE    NEUBERGER
                                 METLIFE                 PUTNAM         BROTHERS   MET LIFE  MORGAN            STREET    BERMAN
                     WESTPEAK     STOCK       PUTNAM     LARGE          AGGREGATE   STOCK    STANLEY RUSSELL  RESEARCH  PARTNERS
                      GROWTH     INDEX-    INTERNATIONAL  CAP    JANUS    BOND      INDEX-    EAFE    2000   INVESTMENT  MID CAP
                    AND INCOME CLASS A (5)   STOCK(6)    GROWTH MID CAP   INDEX   CLASS B(7)  INDEX   INDEX    TRUST      VALUE
                    ---------- ----------- ------------- ------ ------- --------- ---------- ------- ------- ---------- ---------
As of December 31:
 1983............
 1984............
 1985............
 1986............
 1987............                -18.28
 1988............                 14.99
 1989............                 28.73
 1990............                 -5.23                                             -4.99
 1991............                 29.07                                             28.77
 1992............                  6.15                                              6.42
 1993............      6.39%       8.57                                              8.15
 1994............     -2.34        0.05        -3.66%                               -0.14
 1995............     35.02       36.17         5.00                                35.54
 1996............     16.85       21.79         5.45                                21.35
 1997............     32.83       31.80        -2.43             18.77              31.06
 1998............     23.49       26.15         6.05             37.41    -6.09     27.44     -1.01   -0.70
 1999............      8.01       18.70        23.24            125.09    -2.83     20.14     23.30   21.13
 2000............
Cumulative Re-
 turn............
Annual Effective
 Rate of Return..

                                                                                                         LEHMAN
                                                                                                      INTERMEDIATE
                      LORD                                                                            GOVERNMENT/
                     ABBETT            AMERICAN AMERICAN GLOBAL            VIP    DOW JONES  S&P 500   CORPORATE   CONSUMER
                      BOND    AMERICAN GROWTH-       SMALL        VIP    EQUITY-  INDUSTRIAL  STOCK       BOND       PRICE
                    DEBENTURE  GROWTH   INCOME  CAPITALIZATIONS OVERSEAS INCOME   AVERAGE(8) INDEX(9)  INDEX(10)   INDEX(11)
                    --------- -------- -------- --------------- -------- -------  ---------- -------- ------------ ---------
As of December 31:
 1983............                                                                    5.11%     1.79%      4.51%      1.07%
 1984............                                                                    1.35      6.27      14.37       3.95
 1985............                                                                   33.62     31.73      18.06       3.77
 1986............                                                         -6.95%    27.25     18.66      13.13       1.13
 1987............                                                -12.29%  -2.30      5.55      5.25       3.66       4.41
 1988............                                                  6.85   21.34     16.21     16.61       6.67       4.42
 1989............                                                 24.89   16.07     32.24     31.69      12.77       4.65
 1990............                                                 -2.78  -16.29     -0.54     -3.10       9.16       6.11
 1991............                                                  6.80   30.02     24.25     30.47      14.62       3.06
 1992............                                                -11.74   15.64      7.40      7.62       7.17       2.90
 1993............                                                 35.88   17.08     16.97     10.08       8.79       2.75
 1994............                                                  0.64    6.46      5.02      1.32      -1.93       2.67
 1995............                                                  9.00   34.36     36.94     37.58      15.35       2.54
 1996............                                                 12.53   13.65     28.91     22.96       4.05       3.32
 1997............                                                 10.89   26.29     24.91     33.36       7.87       1.83
 1998............                                                 11.09   10.05     18.14     28.52       8.44       1.61
 1999............                                                 40.58    4.83     27.21     21.04      -2.15       2.68
 2000............
Cumulative
 Return..........
Annual Effective
 Rate of Return..

--------
NOTES:

(1) The Contract Value, surrender value and annual percentage change figures assume reinvestment of dividends and capital gain distributions. The Contract Value figures are net of all deductions and expenses except premium tax. Each surrender value shown equals the Contract Value less any applicable Contingent Deferred Sales Charge and a pro rata portion of the annual $30 Administration Contract Charge. (See "Administration Charges, Contingent Deferred Sales and Other Deductions.") 1983 figures for the Capital Growth, Back Bay Advisors Bond Income and Back Bay Advisors Money Market Series are from September 1 through December 31, 1983. The 1986 figure for the VIP Equity-Income Portfolio is from November 1, 1986 through December 31, 1986; the 1987 figure for the VIP Overseas Portfolio is from February 1, 1987 through December 31, 1987. The 1987 figure for the Back Bay Advisors Managed Series is from May 1, 1987 through December 31, 1987. The 1993 figures for the Harris Oakmark Mid Cap Value and Westpeak Growth and Income Series are from May 1, 1993 through December 31, 1993. The 1994 figure for the Loomis Sayles Small Cap Series is from May 2, 1994 through December 31, 1994. The 1994 figures for the other Zenith Fund Series are from November 1, 1994 through December 31, 1994. The 1994 figure for the Putnam International Portfolio is from November 1, 1994 through December 31, 1994 (see footnote 6 for more information). 2000 figures for the Putnam Large Cap Growth Portfolio are from May 1, 2000 through December 31, 2000. The 1997 figure for the Janus MidCap Portfolio is from March 3, 1997 through December 31, 1997. The 1998 figures for the Lehman Brothers Aggregate Bond Index, Morgan Stanley EAFE Index and Russell 2000 Index Portfolios are from December 1, 1998 through December 31, 1998. The 1990 figure for the MetLife Stock Index Portfolio is from May 1, 1990 through December 31, 1990. The 1987 figure for the MetLife Stock Index Portfolio--Class A, is from May 1, 1987, through December 31, 1987 (see footnote 5 for more
     information).     figures for the State Street Research Investment Trust
     are from     to December 31,    .     figures for the Neuberger Berman
     Partners Mid Cap Value Portfolio are from     to December 31,    .
     figures for the Lord Abbett Bond Debenture Portfolio are from     to
     December 31,    .    figure for the American Funds Growth Fund are from
         to December 31,    .     figures for the American Funds Growth-Income
     Fund are from     to December 31,    .     figures for the American
     Global Funds Small Cap Fund are from     to December 31,    .

(2) The Back Bay Advisors Managed Series is only available through Contracts purchased prior to May 1, 1995.

(3) Wellington Management Company LLP became the subadviser of the Balanced Series on May 1, 2000. Prior to that time, Loomis Sayles & Company, L.P. served as the sub-adviser.
(4) Harris Associates L.P. became the subadviser on May 1, 2000. Prior to that time, other entities served as subadviser.

(5) On April 27, 2001, the MetLife Stock Index Portfolio--Class A was substituted for the Westpeak Stock Index Series, which is no longer available for investment under the Contract. Performance figures on or before April 27, 2001 reflect the performance of the Westpeak Stock Index Series. The MetLife Stock Index Portfolio--Class A is only available through Contracts purchased prior to May 1, 1995.

(6) On December 1, 2000, the Putnam International Stock Portfolio was substituted for the Morgan Stanley International Magnum Equity Series, which is no longer available for investment under the Contract. Performance figures on or before December 1, 2000 reflect the performance of the Morgan Stanley International Magnum Equity Series. Putnam Investment Management, Inc. became the sub-investment manager of the Putnam International Stock Portfolio on January 24, 2000. Prior to that time, Santander Global Advisors, Inc. served as sub-investment manager.

(7) The MetLife Stock Index Portfolio is only available through Contracts purchased after May 1, 1995.

(8) The Dow Jones Industrial Average is an unmanaged index of 30 large industrial stocks traded on the New York Stock Exchange. The annual percentage change figures have been adjusted to reflect reinvestment of dividends. 1983 figures are from September 1 through December 31, 1983.

(9) The S&P 500 Stock Index is an unmanaged weighted index of the stock performance of 500 industrial, transportation, utility and financial companies. The annual percentage change figures have been adjusted to reflect reinvestment of dividends. 1983 figures are from September 1 through December 31, 1983.

(10) The Lehman Intermediate Government/Corporate Bond Index is a subset of the Lehman Government/ Corporate Bond Index covering all issues with maturities between 1 and 10 years which is comprised of taxable, publicly issued, non-convertible debt obligations issued or guaranteed by the U.S. Government or its agencies and another Lehman Index that is comprised of taxable, fixed rate publicly issued, investment grade non-convertible corporate debt obligations. 1983 figures are from September 1 through December 31, 1983.

(11) The Consumer Price Index, published by the U.S. Bureau of Labor Statistics, is a statistical measure of changes, over time, in the prices of goods and services. 1983 figures are from September 1 through December 31, 1983.

  The chart below illustrates what would have been the change in value of a $100 monthly investment in each of the Eligible Funds if monthly purchase payments for a Contract had been made on the first day of each month starting with September 1, 1983 for the Capital Growth, Back Bay Advisors Bond Income and Back Bay Advisors Money Market Series; November 1, 1986 for the VIP Equity-Income Portfolio; February 1, 1987 for the VIP Overseas Portfolio; May 1, 1987 for the Westpeak Stock Index Series and Back Bay Advisors Managed Series; May 1, 1993 for the Harris Oakmark Mid Cap Value and Westpeak Growth and Income Series; May 2, 1994 for the Loomis Sayles Small Cap Series, November 1, 1994 for the remaining Zenith Fund Series; November 1, 1994 for
the Putnam International Stock Portfolio;     for the Putnam Large Cap Growth
Portfolio; March 3, 1997 for the Janus Mid Cap Portfolio; December 1, 1998 for the Lehman Brothers Aggregate Bond Index, Morgan Stanley EAFE Index and Russell 2000 Index Portfolios; May 1, 1990 for the MetLife Stock Index
Portfolio; May 1, 1987 for the MetLife Stock Index Portfolio-Class A;     for
the State Street Research Investors Trust Portfolio;     for the Neuberger
Berman Partners Mid Cap Value Portfolio;     for the Lord Abbett Bond
Debenture Portfolio;     for the American Funds Growth Fund;     for the
American Funds Growth-Income Fund;     for the American Funds Global Small Cap
Fund; The figures shown do not reflect the deduction of any premium tax charge, and only surrender values, not Contract Values, reflect the deduction of any applicable Contingent Deferred Sales Charge. Each purchase payment is divided by the Accumulation Unit Value of each sub-account on the date of the investment to calculate the number of Accumulation Units purchased. The total number of units under the Contract is reduced on each Contract anniversary as a result of the $30 Administration Contract Charge, as described in the illustrations of average annual total return. The Contract Value and the surrender value are calculated according to the methods described in the preceding examples. The annual effective rate of return in this illustration represents the compounded annual rate that the hypothetical purchase payments shown would have had to earn in order to produce the Contract Value and surrender value illustrated on December 31, 2000. In other words, the annual effective rate of return is the rate which, when added to 1 and raised to a power equal to the number of months for which the payment is invested divided by twelve, and multiplied by the payment amount, for all monthly payments, would yield the contract value or surrender value on the ending date of the illustration.

                              INVESTMENT RESULTS

                                                                                         CONTRACT VALUE
                   ----------------------------------------------------------------------------------------------------------
                               BACK BAY   BACK BAY                           SALOMON
                               ADVISORS   ADVISORS                           BROTHERS       SALOMON                  ALGER
                   CUMULATIVE   MONEY       BOND     CAPITAL   CUMULATIVE STRATEGIC BOND BROTHERS U.S.               EQUITY
                    PAYMENTS    MARKET     INCOME     GROWTH    PAYMENTS  OPPORTUNITIES   GOVERNMENT   BALANCED(1)   GROWTH
                   ---------- ---------- ---------- ---------- ---------- -------------- ------------- ----------- ----------
As of December 31:
 1983............   $   400   $   406.44 $   405.13 $   409.40
 1984............     1,600     1,673.57   1,720.27   1,648.95
 1985............     2,800     2,999.59   3,304.19   4,277.11
 1986............     4,000     4,362.45   4,982.85   9,765.58
 1987............     5,200     5,788.99   6,208.12  15,890.14
 1988............     6,400     7,350.98   7,835.43  15,451.37
 1989............     7,600     9,142.45   9,915.71  21,215.12
 1990............     8,800    10,970.63  11,807.13  21,316.48
 1991............    10,000    12,694.15  15,037.48  33,833.21
 1992............    11,200    14,182.75  17,272.18  32,549.81
 1993............    12,400    15,588.48  20,405.31  38,177.72
 1994............    13,600    17,179.87  20,609.31  36,110.66   $  200     $  196.89      $  200.97    $  200.89  $   199.08
 1995............    14,800    19,112.88  25,924.91  50,536.57    1,400      1,507.66       1,476.06     1,543.68    1,671.74
 1996............    16,000    21,015.28  27,970.49  61,680.44    2,600      2,953.92       2,704.81     3,072.43    3,119.42
 1997............    17,200    23,035.65  31,839.31  76,386.05    3,800      4,468.88       4,116.70     4,784.73    5,139.40
 1998............    18,400    25,117.66  35,471.79 102,421.14    5,000      5,665.15       5,577.70     6,376.35    8,979.85
 1999............    19,600    27,204.91  36,000.18 118,236.35    6,200      6,851.58       6,681.23     7,090.73   13,293.36
 2000............
Annual Effective
Rate of Return...
                                                     METLIFE
                     DAVIS                BACK BAY    STOCK
                    VENTURE   CUMULATIVE  ADVISORS    INDEX-
                     VALUE     PAYMENTS  MANAGED(2) CLASS A(3)
                   ---------- ---------- ---------- ----------
As of December 31:
 1983............
 1984............
 1985............
 1986............
 1987............              $   800   $   770.01 $   692.54
 1988............                2,000     2,043.71   2,035.10
 1989............                3,200     3,667.24   3,919.94
 1990............                4,400     4,943.00   4,866.74
 1991............                5,600     7,152.27   7,578.85
 1992............                6,800     8,757.01   9,255.04
 1993............                8,000    10,767.63  11,234.80
 1994............  $   197.97    9,200    11,675.61  12,385.13
 1995............    1,632.30   10,400    16,460.59  18,094.48
 1996............    3,373.37   11,600    19,948.81  23,166.00
 1997............    5,782.92   12,800    26,213.90  31.612.17
 1998............    7,808.14   14,000    32,236.96  41,250.07
 1999............   10,329.36   15,200    36,210.56  50,300.40
 2000............
Annual Effective
Rate of Return...

                               INVESTMENT RESULTS

                                                         CONTRACT VALUE
                          -----------------------------------------------------------------------------
                                                       WESTPEAK                              PUTNAM
                          CUMULATIVE  HARRIS OAKMARK   GROWTH &  CUMULATIVE LOOMIS SAYLES INTERNATIONAL
                           PAYMENTS  MID CAP VALUE(4)   INCOME    PAYMENTS    SMALL CAP     STOCK(5)
                          ---------- ---------------- ---------- ---------- ------------- -------------
As of December 31:
 1983...................
 1984...................
 1985...................
 1986...................
 1987...................
 1988...................
 1989...................
 1990...................
 1991...................
 1992...................
 1993...................    $  800      $  848.90     $   848.38
 1994...................     2,000       2,021.49       2,002.46   $  800    $   782.65     $ 204.56
 1995...................     3,200       3,907.29       4,059.83    2,000      2,337.57     1,436.32
 1996...................     4,400       5,786.10       6,026.98    3,200      4,363.73     2,706.36
 1997...................     5,600       7,957.27       9,279.81    4,400      6,686.43     3,767.74
 1998...................     6,800       8,532.56      12,712.04    5,600      7,671.86     5,140.59
 1999...................     8,000       9,587.90      14,933.13    6,800     11,512.35     7,695.58
 2000...................
Annual Effective Rate of
Return..................

                                                                CONTRACT VALUE
                     -----------------------------------------------------------------------------------------------------
                                                                                                        STATE    NEUBERGER
                                                                                                        STREET    BERMAN
                     LEHMAN BROTHERS                                                                   RESEARCH  PARTNERS
                        AGGREGATE    CUMULATIVE    METLIFE     CUMULATIVE MORGAN STANLEY RUSSELL 2000 INVESTMENT  MID CAP
                       BOND INDEX     PAYMENTS  STOCK INDEX(6)  PAYMENTS    EAFE INDEX      INDEX       TRUST      VALUE
                     --------------- ---------- -------------- ---------- -------------- ------------ ---------- ---------
As of December 31:
 1983..............
 1984..............
 1985..............
 1986..............
 1987..............
 1988..............
 1989..............
 1990..............                   $ 2,000     $   800.28
 1991..............                     5,000       2,343.33
 1992..............                     8,000       3,722.50
 1993..............                    11,000       5,227.94
 1994..............                    14,000       6,379.38
 1995..............                    17,000       9,982.60
 1996..............                    20,000      13,378.58
 1997..............                    23,000      18,771.91
 1998..............     $  100.07      26,000      25,102.91     $  250     $  105.46     $  105.79
 1999..............      1,255.00      29,000      31,214.38      3,250      1,518.99      1,517.53
 2000..............
Annual Effective
Rate of Return.....

                               INVESTMENT RESULTS

                                              CONTRACT VALUE
                           ----------------------------------------------------
                                       PUTNAM
                           CUMULATIVE LARGE CAP CUMULATIVE   JANUS   CUMULATIVE
                            PAYMENTS   GROWTH    PAYMENTS   MID CAP   PAYMENTS
                           ---------- --------- ---------- --------- ----------
As of December 31:
 1983....................
 1984....................
 1985....................
 1986....................
 1987....................
 1988....................
 1989....................
 1990....................
 1991....................
 1992....................
 1993....................
 1994....................
 1995....................
 1996....................
 1997....................                         $2,500   $1,142.23
 1998....................                          5,500    3,044.25   $  250
 1999....................                          8,500    8,728.45    3,250
 2000....................
Annual Effective Rate of
Return...................

                                                           CONTRACT VALUE
                          --------------------------------------------------------------------------------
                                                      AMERICAN
                            LORD             AMERICAN  FUNDS
                           ABBETT   AMERICAN  FUNDS    GLOBAL                                      VIP
                            BOND     FUNDS   GROWTH-   SMALL   CUMULATIVE    VIP     CUMULATIVE  EQUITY-
                          DEBENTURE  GROWTH   INCOME    CAP     PAYMENTS   OVERSEAS   PAYMENTS    INCOME
                          --------- -------- -------- -------- ---------- ---------- ---------- ----------
As of December 31:
 1983...................
 1984...................
 1985...................
 1986...................                                                              $   200   $   195.78
 1987...................                                        $ 1,100   $ 1,007.13    1,400     1,215.08
 1988...................                                          2,300     2,306.86    2,600     2,714.98
 1989...................                                          3,500     4,229.80    3,800     4,346.48
 1990...................                                          4,700     5,222.71    5,000     4,721.63
 1991...................                                          5,900     6,778.08    6,200     7,427.49
 1992...................                                          7,100     7,031.68    7,400     9,840.29
 1993...................                                          8,300    10,872.84    8,600    12,731.03
 1994...................                                          9,500    12,048.05    9,800    14,650.43
 1995...................                                         10,700    14,272.33   11,000    20,892.48
 1996...................                                         11,900    17,185.14   12,200    24,811.34
 1997...................                                         13,100    20,101.70   13,400    32,682.67
 1998...................                                         14,300    23,575.58   14,600    37,233.40
 1999...................                                         15,500    34,699.35   15,800    40,235.68
 2000...................
Annual Effective Rate of
Return..................

                                                                SURRENDER VALUE
                         ----------------------------------------------------------------------------------------------
                                     BACK BAY   BACK BAY                             SALOMON      SALOMON
                                     ADVISORS   ADVISORS                             BROTHERS     BROTHERS
                         CUMULATIVE   MONEY       BOND     CAPITAL    CUMULATIVE  STRATEGIC BOND    U.S.
                          PAYMENTS    MARKET     INCOME     GROWTH     PAYMENTS   OPPORTUNITIES  GOVERNMENT BALANCED(1)
                         ---------- ---------- ---------- ---------- ------------ -------------- ---------- -----------
As of December 31:
 1983..................  $     400  $   372.66 $   371.43 $   375.45
 1984..................      1,600    1,573.20   1,617.37   1,549.91
 1985..................      2,800    2,841.11   3,130.63   4,055.39
 1986..................      4,000    4,156.14   4,748.62   9,435.58
 1987..................      5,200    5,544.54   5,946.69  15,464.14
 1988..................      6,400    7,076.34   7,543.35  14,929.37
 1989..................      7,600    8,844.46   9,593.36  20,597.12
 1990..................      8,800   10,664.43  11,478.34  20,730.94
 1991..................     10,000   12,455.65  14,756.80  33,214.21
 1992..................     11,200   14,045.10  17,106.73  32,246.86
 1993..................     12,400   15,578.48  20,395.31  38,167.72
 1994..................     13,600   17,169.67  20,599.31  36,100.66      $  200    $  180.37    $  184.22   $  184.14
 1995..................     14,800   19,102.88  25,914.91  50,526.57       1,400     1,421.25     1,391.35    1,455.32
 1996..................     16,000   21,005.28  27,960.49  61,670.44       2,600     2,802.70     2,565.93    2,915.35
 1997..................     17,200   23,025.65  31,829.31  26,193.90       3,800     4,262.78     3,926.45    4,564.41
 1998..................     18,400   25,107.66  35,461.79 102,411.14       5,000     5,430.72     5,346.90    6,113.11
 1999..................     19,600   27,194.91  35,990.18 118,226.35       6,200     6,599.92     6,435.71    6,830.46
 2000..................
Annual Effective
Rate of Return.........
                                                                SURRENDER VALUE
                         ----------------------------------------------------------------------------------------------
                                                                                                   HARRIS    WESTPEAK
                           ALGER      DAVIS                BACK BAY    METLIFE                    OAKMARK     GROWTH
                           EQUITY    VENTURE   CUMULATIVE  ADVISORS  STOCK INDEX-   CUMULATIVE    MID CAP       AND
                           GROWTH     VALUE     PAYMENTS  MANAGED(2)  CLASS A(3)     PAYMENTS     VALUE(4)    INCOME
                         ---------- ---------- ---------- ---------- ------------ -------------- ---------- -----------
As of December 31:
 1983..................
 1984..................
 1985..................
 1986..................
 1987..................                            $  800 $   704.96  $   632.03
 1988..................                             2,000   1,913.35    1,905.21
 1989..................                             3,200   3,465.71    3,705.90
 1990..................                             4,400   4,700.56    4,627.74
 1991..................                             5,600   6,842.60    7,251.91
 1992..................                             6,800   8,421.76    8,901.86
 1993..................                             8,000  10,408.45   10,860.90       $  800    $  779.24   $  778.75
 1994..................  $  182.44  $   181.39      9,200  11,340.37   12,030.73        2,000     1,892.33    1,874.32
 1995..................   1,576.47    1,539.15     10,400  16,144.30   17,748.78        3,200     3,693.88    3,838.86
 1996..................   2,950.51    3,201.39     11,600  19,749.27   22,937.51        4,400     5,505.72    5,735.76
 1997..................   4,903.13    5,517.69     12,800  26,193.90   31,592.17        5,600     7,615.01    8,883.98
 1998..................   8,611.17    7,486.91     14,000  32,216.96   41,230.07        6,800     8,205.39   12,234.41
 1999..................  12,809.80    9,952.50     15,200  36,190.56   50,280.40        8,000     9,265.88   14,442.73
 2000..................
Annual Effective
Rate of Return.........

                                                                                 SURRENDER VALUE
                   ----------------------------------------------------------------------------------------------------------
                               LOOMIS                                                                               LEHMAN
                               SAYLES      PUTNAM                 PUTNAM                                           BROTHERS
                   CUMULATIVE   SMALL   INTERNATIONAL CUMULATIVE LARGE CAP CUMULATIVE  JANUS MID    CUMULATIVE    AGGREGATE
                    PAYMENTS     CAP      STOCK(5)     PAYMENTS   GROWTH    PAYMENTS      CAP        PAYMENTS     BOND INDEX
                   ---------- --------- ------------- ---------- --------- ---------- ------------ ------------- ------------
As of December 31:
 1983............
 1984............
 1985............
 1986............
 1987............
 1988............
 1989............
 1990............
 1991............
 1992............
 1993............
 1994............     $  800  $  719.36   $  187.60
 1995............      2,000   2,193.84    1,353.76
 1996............      3,200   4,130.23    2,567.39
 1997............      4,400   6,363.04    3,593.19                          $2,500    $1,052.91
 1998............      5,600   7,341.15    4,927.40                           5,500     2,857.36      $  250      $   64.21
 1999............      6,800  11,077.90    7,413.54                           8,500     8,433.95       3,250       1,157.23
 2000............
Annual Effective
Rate of Return...
                                                                                 SURRENDER VALUE
                   ----------------------------------------------------------------------------------------------------------
                                                        STATE    NEUBERGER
                                                        STREET    BERMAN      LORD
                     MORGAN    RUSSELL                 RESEARCH  PARTNERS    ABBETT                  AMERICAN      AMERICAN
                    STANLEY     2000     CUMULATIVE   INVESTMENT  MID CAP     BOND      AMERICAN   FUNDS GROWTH- FUNDS GLOBAL
                   EAFE INDEX   INDEX     PAYMENTS       TRUST     VALUE   DEBENTURE  FUNDS GROWTH    INCOME      SMALL CAP
                   ---------- --------- ------------- ---------- --------- ---------- ------------ ------------- ------------
As of December 31:
 1983............
 1984............
 1985............
 1986............
 1987............                           $ 1,100
 1988............                             2,300
 1989............                             3,500
 1990............                             4,700
 1991............                             5,900
 1992............                             7,100
 1993............                             8,300
 1994............                             9,500
 1995............                            10,700
 1996............                            11,900
 1997............                            13,100
 1998............  $   69.29  $   69.60      14,300
 1999............   1,406.96   1,405.58      15,500
 2000............
Annual Effective
Rate of Return...
                               METLIFE
                   CUMULATIVE   STOCK    CUMULATIVE
                    PAYMENTS   INDEX(6)   PAYMENTS
                   ---------- ---------- ----------
As of December 31:
 1983............
 1984............
 1985............
 1986............
 1987............
 1988............
 1989............
 1990............  $    2,000 $  735.96
 1991............       5,000  2,199.29
 1992............       8,000  3,520.73
 1993............      11,000  4,975.18
 1994............      14,000  6,103.51
 1995............      17,000  9,605.73
 1996............      20,000 12,939.66
 1997............      23,000 18,247.57
 1998............      26,000 24,633.56  $      250
 1999............      29,000 30,915.95       3,250
 2000............
Annual Effective
Rate of Return...
                                            VIP
                      VIP     CUMULATIVE  EQUITY-
                    OVERSEAS   PAYMENTS    INCOME
                   ---------- ---------- ----------
As of December 31:
 1983............
 1984............
 1985............
 1986............               $   200  $   179.32
 1987............  $   920.71     1,400    1,144.47
 1988............    2,154.79     2,600    2,575.59
 1989............    3,992.93     3,800    4,145.89
 1990............    4,960.18     5,000    4,525.41
 1991............    6,476.07     6,200    7,155.10
 1992............    6,751.04     7,400    9,525.32
 1993............   10,502.85     8,600   12,382.29
 1994............   11,695.26     9,800   14,381.73
 1995............   13,987.92    11,000   20,699.45
 1996............   17,002.98    12,200   24,806.34
 1997............   20,074.20    13,400   32,677.67
 1998............   23,548.08    14,600   37,228.90
 1999............   34,671.85    15,800   40,230.68
 2000............
Annual Effective
Rate of Return...

----
NOTES
(1) Wellington Management Company LLP became the subadviser of the Balanced Series on May 1, 2000. Prior to that time, Loomis Sayles & Company, L.P. served as subadviser.

(2) The Back Bay Advisors Managed Series is only available through Contracts purchased prior to May 1, 1995.

(3) On April 27, 2001, the MetLife Stock Index Portfolio-Class A was substituted for the Westpeak Stock Index Series, which is no longer available for investment under the Contract. Performance figures on or before April 27, 2001 reflect the performance of the Westpeak Stock Index Series. The MetLife Stock Index Portfolio-Class A is only available through Contracts purchased prior to May 1, 1995.

(4) Harris Associates L.P. became the subadviser on May 1, 2000. Prior to that time, other entities served as subadviser.

(5) On December 1, 2000, the Putnam International Stock Portfolio was substituted for the Morgan Stanley International Magnum Equity Series, which is no longer available for investment under the Contract. Performance figures on or before December 1, 2000 reflect the performance of the Morgan Stanley International Magnum Equity Series. Putnam Investment Management, Inc. became the sub-investment manager of the Putnam International Stock Portfolio on January 24, 2000. Prior to that time, Santander Global Advisors, Inc. served as sub-investment manager.

(6) The MetLife Stock Index Portfolio is only available through Contracts purchased after May 1, 1995.

  As discussed in the prospectus in the section entitled "Investment Performance Information," the Variable Account may illustrate historical investment performance by showing the percentage change in unit value and the annual effective rate of return of each sub-account of the Variable Account for every calendar year since inception of the corresponding Eligible Funds to the date of the illustration and for the 10, 5 and 1 year periods and the year-to-date period ending with the date of the illustration. Examples of such illustrations follow. Such illustrations do not reflect the impact of any Contingent Deferred Sales Charge, premium tax charge, or the annual $30 Administration Contract Charge. The method of calculating the percentage change in unit value is described in the prospectus under "Investment Experience Information." The annual effective rate of return in these illustrations is calculated by dividing the unit value at the end of the period by the unit value at the beginning of the period, raising this quantity to the power of 1/n (where n is the number of years in the period), and then subtracting 1.

  Set forth on the following pages are illustrations of the percentage change in unit value information and annual effective rate of return information discussed above that may appear in the Variable Account's Annual and Semi-Annual Reports and in other illustrations of historical investment performance. Such illustrations do not reflect the impact of any Contingent Deferred Sales Charge or the annual $30 Administration Contract Charge.

                  BACK BAY ADVISORS MONEY MARKET SUB-ACCOUNT

                     ANNUAL PERCENT CHANGE IN UNIT VALUE*

                                                             ACCUMULATION   %
DATE                                                          UNIT VALUE  CHANGE
----                                                         ------------ ------
August 26, 1983.............................................   1.000000
December 31, 1983...........................................   1.027165    2.7%
December 31, 1984...........................................   1.122053    9.2%
December 31, 1985...........................................   1.198477    6.8%
December 31, 1986...........................................   1.262853    5.4%
December 31, 1987...........................................   1.327245    5.1%
December 31, 1988...........................................   1.407892    6.1%
December 31, 1989...........................................   1.517621    7.8%
December 31, 1990...........................................   1.619846    6.7%
December 31, 1991...........................................   1.697425    4.8%
December 31, 1992...........................................   1.738206    2.4%
December 31, 1993...........................................   1.765866    1.6%
December 31, 1994...........................................   1.811432    2.6%
December 31, 1995...........................................   1.889065    4.3%
December 31, 1996...........................................   1.959126    3.7%
December 31, 1997...........................................   2.036045    3.9%
December 31, 1998...........................................   2.114493    3.9%
December 31, 1999...........................................   2.189734    3.6%
December 31, 2000...........................................

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                              % CHANGE  ANNUAL
                                                              IN UNIT  EFFECTIVE
                                                               VALUE     RATE
                                                              -------- ---------
17 years, 4 months ended December 31, 2000...................
10 years ended December 31, 2000.............................
5 years ended December 31, 2000..............................
1 year ended December 31, 2000...............................

--------
* Unit values do not reflect the impact of any Contingent Deferred Sales Charge, premium tax charge or the annual $30 Administration Contract Charge.

                   BACK BAY ADVISORS BOND INCOME SUB-ACCOUNT

                      ANNUAL PERCENT CHANGE IN UNIT VALUE*

                                                             ACCUMULATION   %
DATE                                                          UNIT VALUE  CHANGE
----                                                         ------------ ------
August 26, 1983.............................................   1.000000
December 31, 1983...........................................   1.027196    2.7%
December 31, 1984...........................................   1.141109   11.1%
December 31, 1985...........................................   1.337005   17.2%
December 31, 1986...........................................   1.514752   13.3%
December 31, 1987...........................................   1.528314    0.9%
December 31, 1988...........................................   1.633970    6.9%
December 31, 1989...........................................   1.810362   10.8%
December 31, 1990...........................................   1.930406    6.6%
December 31, 1991...........................................   2.246568   16.4%
December 31, 1992...........................................   2.397657    6.7%
December 31, 1993...........................................   2.663825   11.1%
December 31, 1994...........................................   2.539801   -4.7%
December 31, 1995...........................................   3.037039   19.6%
December 31, 1996...........................................   3.134109    3.2%
December 31, 1997...........................................   3.428788    9.4%
December 31, 1998...........................................   3.688741    7.6%
December 31, 1999...........................................   3.622325   -1.8%
December 31, 2000...........................................

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                              % CHANGE  ANNUAL
                                                              IN UNIT  EFFECTIVE
                                                               VALUE     RATE
                                                              -------- ---------
17 years, 4 months ended December 31, 2000...................
10 years ended December 31, 2000.............................
5 years ended December 31, 2000..............................
1 year ended December 31, 2000...............................

           SALOMON BROTHERS STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT

                      ANNUAL PERCENT CHANGE IN UNIT VALUE*

                                                            ACCUMULATION   %
    DATE                                                     UNIT VALUE  CHANGE
    ----                                                    ------------ ------
October 31, 1994...........................................   1.000000
December 31, 1994..........................................   0.983850   -1.6%
December 31, 1995..........................................   1.158823   17.8%
December 31, 1996..........................................   1.307292   12.8%
December 31, 1997..........................................   1.432601    9.6%
December 31, 1998..........................................   1.442191    0.7%
December 31, 1999..........................................   1.443394    0.1%
December 31, 2000..........................................

--------
* Unit values do not reflect the impact of any Contingent Deferred Sales Charge, premium tax charge or the annual $30 Administration Contract Charge.

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                              % CHANGE  ANNUAL
                                                              IN UNIT  EFFECTIVE
                                                               VALUE     RATE
                                                              -------- ---------
6 years, 2 months ended December 31, 2000....................     %         %
5 years ended December 31, 2000..............................     %         %
1 year ended December 31, 2000...............................     %         %

                  SALOMON BROTHERS U.S. GOVERNMENT SUB-ACCOUNT

                      ANNUAL PERCENT CHANGE IN UNIT VALUE*

                                                             ACCUMULATION   %
DATE                                                          UNIT VALUE  CHANGE
----                                                         ------------ ------
October 31, 1994............................................   1.000000
December 31, 1994...........................................   1.003770    0.4%
December 31, 1995...........................................   1.139109   13.5%
December 31, 1996...........................................   1.160957    1.9%
December 31, 1997...........................................   1.242399    7.0%
December 31, 1998...........................................   1.318989    6.2%
December 31, 1999...........................................   1.303556   -1.2%
December 31, 2000...........................................

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                              % CHANGE  ANNUAL
                                                              IN UNIT  EFFECTIVE
                                                               VALUE     RATE
                                                              -------- ---------
6 years, 2 months ended December 31, 2000....................
5 years ended December 31, 2000..............................
1 year ended December 31, 2000...............................

                    BACK BAY ADVISORS MANAGED SUB-ACCOUNT**

                      ANNUAL PERCENT CHANGE IN UNIT VALUE*

                                                            ACCUMULATION   %
    DATE                                                     UNIT VALUE  CHANGE
    ----                                                    ------------ ------
May 1, 1987................................................   1.000000
December 31, 1987..........................................    .984530   -1.5%
December 31, 1988..........................................   1.063444    8.0%
December 31, 1989..........................................   1.249451   17.5%
December 31, 1990..........................................   1.272224    1.8%
December 31, 1991..........................................   1.508379   18.6%
December 31, 1992..........................................   1.587827    5.3%
December 31, 1993..........................................   1.733382    9.2%
December 31, 1994..........................................   1.691157   -2.4%
December 31, 1995..........................................   2.190193   29.5%
December 31, 1996..........................................   2.485306   13.5%
December 31, 1997..........................................   3.103331   24.9%
December 31, 1998..........................................   3.663526   18.1%
December 31, 1999..........................................   3.974735    8.5%
December 31, 2000..........................................

--------
* Unit values do not reflect the impact of any Contingent Deferred Sales Charge, premium tax charge or the annual $30 Administration Contract Charge.

** This sub-account is only available through Contracts purchased prior to May
   1, 1995.

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                              % CHANGE  ANNUAL
                                                              IN UNIT  EFFECTIVE
                                                               VALUE     RATE
                                                              -------- ---------
13 years, 8 months ended December 31, 2000...................
10 years ended December 31, 2000.............................
5 years ended December 31, 2000..............................
1 year ended December 31, 2000...............................

                            BALANCED SUB-ACCOUNT***

                      ANNUAL PERCENT CHANGE IN UNIT VALUE*

                                                            ACCUMULATION   %
    DATE                                                     UNIT VALUE  CHANGE
    ----                                                    ------------ ------
October 31, 1994...........................................   1.000000
December 31, 1994..........................................   0.996791   -0.3%
December 31, 1995..........................................   1.227281   23.1%
December 31, 1996..........................................   1.415482   15.3%
December 31, 1997..........................................   1.622453   14.6%
December 31, 1998..........................................   1.746518    7.6%
December 31, 1999..........................................   1.635868   -6.3%
December 31, 2000..........................................

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                              % CHANGE  ANNUAL
                                                              IN UNIT  EFFECTIVE
                                                               VALUE     RATE
                                                              -------- ---------
6 years, 2 months ended December 31, 2000....................
5 years ended December 31, 2000..............................
1 year ended December 31, 2000...............................

                        ALGER EQUITY GROWTH SUB-ACCOUNT

                      ANNUAL PERCENT CHANGE IN UNIT VALUE*

                                                            ACCUMULATION   %
    DATE                                                     UNIT VALUE  CHANGE
    ----                                                    ------------ ------
October 31, 1994...........................................   1.000000
December 31, 1994..........................................   0.955891   -4.4%
December 31, 1995..........................................   1.402375   46.7%
December 31, 1996..........................................   1.565675   11.6%
December 31, 1997..........................................   1.940577   23.9%
December 31, 1998..........................................   2.829403   45.8%
December 31, 1999..........................................   3.744249   32.3%
December 31, 2000..........................................

--------
* Unit values do not reflect the impact of any Contingent Deferred Sales Charge, premium tax charge or the annual $30 Administration Contract Charge.
*** Wellington Management Company, LLP became the subadviser of the Balanced Series on May 1, 2000. Prior to that time, Loomis Sayles & Company, L.P. served as subadviser.

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                              % CHANGE  ANNUAL
                                                              IN UNIT  EFFECTIVE
                                                               VALUE     RATE
                                                              -------- ---------
6 years, 2 months ended December 31, 2000....................
5 years ended December 31, 2000..............................
1 year ended December 31, 2000...............................

                           CAPITAL GROWTH SUB-ACCOUNT

                      ANNUAL PERCENT CHANGE IN UNIT VALUE*

                                                            ACCUMULATION   %
    DATE                                                     UNIT VALUE  CHANGE
    ----                                                    ------------ ------
August 26, 1983............................................   1.000000
December 31, 1983..........................................   1.086144     8.6%
December 31, 1984..........................................   1.065136    -1.9%
December 31, 1985..........................................   1.766488    65.8%
December 31, 1986..........................................   3.402150    92.6%
December 31, 1987..........................................   5.125504    50.7%
December 31, 1988..........................................   4.612285   -10.0%
December 31, 1989..........................................   5.950283    29.0%
December 31, 1990..........................................   5.665855    -4.8%
December 31, 1991..........................................   8.607664    51.9%
December 31, 1992..........................................   7.978068    -7.3%
December 31, 1993..........................................   9.049554    13.4%
December 31, 1994..........................................   8.297578    -8.3%
December 31, 1995..........................................  11.300017    36.2%
December 31, 1996..........................................  13.496435    19.4%
December 31, 1997..........................................  16.441932    21.8%
December 31, 1998..........................................  21.752481    32.3%
December 31, 1999..........................................  24.830578    14.2%
December 31, 2000..........................................

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                              % CHANGE  ANNUAL
                                                              IN UNIT  EFFECTIVE
                                                               VALUE     RATE
                                                              -------- ---------
17 years, 4 months ended December 31, 2000...................
10 years ended December 31, 2000.............................
5 years ended December 31, 2000..............................
1 year ended December 31, 2000...............................

                        DAVIS VENTURE VALUE SUB-ACCOUNT

                      ANNUAL PERCENT CHANGE IN UNIT VALUE*

                                                            ACCUMULATION   %
    DATE                                                     UNIT VALUE  CHANGE
    ----                                                    ------------ ------
October 31, 1994...........................................   1.000000
December 31, 1994..........................................   0.962860   -3.7%
December 31, 1995..........................................   1.323183   37.4%
December 31, 1996..........................................   1.642613   24.1%
December 31, 1997..........................................   2.163463   31.7%
December 31, 1998..........................................   2.442138   12.9%
December 31, 1999..........................................   2.831476   15.9%
December 31, 2000..........................................

--------
* Unit values do not reflect the impact of any Contingent Deferred Sales Charge, premium tax charge or the annual $30 Administration Contract Charge.

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                              % CHANGE  ANNUAL
                                                              IN UNIT  EFFECTIVE
                                                               VALUE     RATE
                                                              -------- ---------
6 years, 2 months ended December 31, 2000....................
5 years ended December 31, 2000..............................
1 year ended December 31, 2000...............................

                   HARRIS OAKMARK MID CAP VALUE SUB-ACCOUNT**

                      ANNUAL PERCENT CHANGE IN UNIT VALUE*

                                                            ACCUMULATION   %
    DATE                                                     UNIT VALUE  CHANGE
    ----                                                    ------------ ------
April 30, 1993.............................................   1.000000
December 31, 1993..........................................   1.137039   13.7%
December 31, 1994..........................................   1.118794   -1.6%
December 31, 1995..........................................   1.438865   28.6%
December 31, 1996..........................................   1.669358   16.0%
December 31, 1997..........................................   1.932280   15.7%
December 31, 1998..........................................   1.802285   -6.7%
December 31, 1999..........................................   1.784358   -1.0%
December 31, 2000..........................................

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                              % CHANGE  ANNUAL
                                                              IN UNIT  EFFECTIVE
                                                               VALUE     RATE
                                                              -------- ---------
7 years, 8 months ended December 31, 2000....................
5 years ended December 31, 2000..............................
1 year ended December 31, 2000...............................

                      LOOMIS SAYLES SMALL CAP SUB-ACCOUNT

                     ANNUAL PERCENT CHANGE IN UNIT VALUE*

                                                            ACCUMULATION   %
    DATE                                                     UNIT VALUE  CHANGE
    ----                                                    ------------ ------
May 1, 1994................................................   1.000000
December 31, 1994..........................................   0.959097   -4.1%
December 31, 1995..........................................   1.219226   27.1%
December 31, 1996..........................................   1.571807   28.9%
December 31, 1997..........................................   1.936137   23.2%
December 31, 1998..........................................   1.877786   -3.0%
December 31, 1999..........................................   2.440858   30.0%
December 31, 2000..........................................

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                              % CHANGE  ANNUAL
                                                              IN UNIT  EFFECTIVE
                                                               VALUE     RATE
                                                              -------- ---------
6 years, 8 months ended December 31, 2000....................
5 years ended December 31, 2000..............................
1 year ended December 31, 2000...............................

--------
* Unit values do not reflect the impact of any Contingent Deferred Sales Charge, premium tax charge or the annual $30 Administration Contract Charge.
** Harris Associates L.P. became the subadviser on May 1, 2000. Prior to that time, other entities served as subadviser.

                    WESTPEAK GROWTH AND INCOME SUB-ACCOUNT

                     ANNUAL PERCENT CHANGE IN UNIT VALUE*

                                                            ACCUMULATION   %
    DATE                                                     UNIT VALUE  CHANGE
    ----                                                    ------------ ------
April 30, 1993.............................................   1.000000
December 31, 1993..........................................   1.132111   13.2%
December 31, 1994..........................................   1.103489   -2.5%
December 31, 1995..........................................   1.485762   34.6%
December 31, 1996..........................................   1.730922   16.5%
December 31, 1997..........................................   2.279329   31.7%
December 31, 1998..........................................   2.798615   22.8%
December 31, 1999..........................................   3.019311    7.9%
December 31, 2000..........................................

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                              % CHANGE  ANNUAL
                                                              IN UNIT  EFFECTIVE
                                                               VALUE     RATE
                                                              -------- ---------
7 years, 8 months ended December 31, 2000....................
5 years ended December 31, 2000..............................
1 year ended December 31, 2000...............................

                   PUTNAM INTERNATIONAL STOCK SUB-ACCOUNT***

                      ANNUAL PERCENT CHANGE IN UNIT VALUE*

                                                            ACCUMULATION   %
    DATE                                                     UNIT VALUE  CHANGE
    ----                                                    ------------ ------
October 31, 1994...........................................   1.000000
December 31, 1994..........................................   1.023745    2.4%
December 31, 1995..........................................   1.073005    4.8%
December 31, 1996..........................................   1.129151    5.2%
December 31, 1997..........................................   1.099535   -2.6%
December 31, 1998..........................................   1.163698    5.8%
December 31, 1999..........................................   1.430688   22.9%
December 31, 2000..........................................

     PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                              % CHANGE  ANNUAL
                                                              IN UNIT  EFFECTIVE
                                                               VALUE     RATE
                                                              -------- ---------
6 years, 2 months ended December 31, 2000....................     %         %
5 years ended December 31, 2000..............................     %         %
1 year ended December 31, 2000...............................     %         %

--------

                    PUTNAM LARGE CAP GROWTH SUB-ACCOUNT

                  ANNUAL PERCENTAGE CHANGE IN UNIT VALUE*

                                                            ACCUMULATION   %
    DATE                                                     UNIT VALUE  CHANGE
    ----                                                    ------------ ------
May 1, 2000................................................   1.000000
December 31, 2000..........................................

     PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN

                                                              % CHANGE  ANNUAL
                                                              IN UNIT  EFFECTIVE
                                                               VALUE     RATE
                                                              -------- ---------
8 months ended December 31, 2000.............................     %         %

--------

* Unit values do not reflect the impact of any Contingent Deferred Sales Charge, premium tax charge or the annual $30 Administration Contract Charge.

*** On December 1, 2000, the Putnam International Stock Portfolio was substituted for the Morgan Stanley International Magnum Equity Series, which is no longer available for investment under the Contract. Performance figures on or before December 1, 2000 reflect the performance of the Morgan Stanley International Magnum Equity Series. Putnam Investment Management, Inc. became the sub-investment manager of the Putnam International Stock Portfolio on January 24, 2000. Prior to that time, Santander Global Advisors, Inc. served as sub-investment manager.

                         JANUS MID CAP SUB-ACCOUNT

                   ANNUAL PERCENT CHANGE IN UNIT VALUE*

                                                            ACCUMULATION   %
          DATE                                               UNIT VALUE  CHANGE
          ----                                              ------------ ------
      March 3, 1997........................................   1.000000
      December 31, 1997....................................   1.263878    26.4%
      December 31, 1998....................................   1.718073    35.9%
      December 31, 1999....................................   3.770460   119.5%
      December 31, 2000....................................

     PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                              % CHANGE  ANNUAL
                                                              IN UNIT  EFFECTIVE
                                                               VALUE     RATE
                                                              -------- ---------
      3 years, 10 months ended December 31, 2000.............      %         %
      1 year ended December 31, 2000.........................      %         %

             LEHMAN BROTHERS AGGREGATE BOND INDEX SUB-ACCOUNT

                   ANNUAL PERCENT CHANGE IN UNIT VALUE*

                                                            ACCUMULATION   %
          DATE                                               UNIT VALUE  CHANGE
          ----                                              ------------ ------
      November 9, 1998.....................................   1.000000
      December 31, 1998....................................   1.011835     1.2%
      December 31, 1999....................................   0.981622    -3.0%
      December 31, 2000....................................

     PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                              % CHANGE  ANNUAL
                                                              IN UNIT  EFFECTIVE
                                                               VALUE     RATE
                                                              -------- ---------
      2 years, 2 months ended December 31, 2000..............      %         %
      1 year ended December 31, 2000.........................      %         %


                    METLIFE STOCK INDEX SUB-ACCOUNT***

                   ANNUAL PERCENT CHANGE IN UNIT VALUE*

                                                            ACCUMULATION   %
          DATE                                               UNIT VALUE  CHANGE
          ----                                              ------------ ------
      May 1, 1990..........................................   1.000000
      December 31, 1990....................................   1.011039     1.1%
      December 31, 1991....................................   1.298528    28.4%
      December 31, 1992....................................   1.378496     6.2%
      December 31, 1993....................................   1.486919     7.9%
      December 31, 1994....................................   1.480902    -0.4%
      December 31, 1995....................................   2.000905    35.1%
      December 31, 1996....................................   2.419812    20.9%
      December 31, 1997....................................   3.155636    30.4%
      December 31, 1998....................................   3.992725    26.5%
      December 31, 1999....................................   4.756286    19.1%
      December 31, 2000....................................

--------

* Unit values do not reflect the impact of any Contingent Deferred Sales Charge, premium tax charge, or the annual Administration Contract Charge.

***The MetLife Stock Index Sub-Account is only available to contracts purchased after May 1, 1995.

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                              % CHANGE  ANNUAL
                                                              IN UNIT  EFFECTIVE
                                                               VALUE     RATE
                                                              -------- ---------
        10 years, 8 months ended December 31, 2000...........      %        %
        5 years ended December 31, 2000......................      %        %
        1 year ended December 31, 2000.......................      %        %

                     METLLIFE STOCK INDEX-CLASS A***

                   ANNUAL PERCENT CHANGE IN UNIT VALUE*

                                                         ACCUMULATION     %
    DATE                                                  UNIT VALUE   CHANGE
    ----                                                 ------------ ---------
May 1, 1987.............................................   1.000000
December 31, 1987.......................................    .865890    -13.4%
December 31, 1988.......................................    .993885     14.8%
December 31, 1989.......................................   1.276255     28.4%
December 31, 1990.......................................   1.206894     -5.4%
December 31, 1991.......................................   1.553102     28.7%
December 31, 1992.......................................   1.644023      5.9%
December 31, 1993.......................................   1.779677      8.3%
December 31, 1994.......................................   1.775473     -0.2%
December 31, 1995.......................................   2.398452     35.1%
December 31, 1996.......................................   2.897629     20.8%
December 31, 1997.......................................   3.787806     30.3%
December 31, 1998.......................................   4.781003     26.2%
December 31, 1999.......................................   5.678233     18.8%
December 31, 2000.......................................

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                           % CHANGE    ANNUAL
                                                           IN UNIT    EFFECTIVE
                                                            VALUE       RATE
                                                         ------------ ---------
13 years, 8 months ended December 31, 2000..............          %         %
10 years ended December 31, 2000........................          %         %
5 years ended December 31, 2000.........................          %         %
1 year ended December 31, 2000..........................          %         %

--------

* Unit values do not reflect the impact of any Contingent Deferred Sales Charge, premium tax charge, or the annual Administration Contract Charge.

*** On April 27, 2001, the MetLife Stock Index Portfolio-Class A was substituted for the Westpeak Stock Index Series, which is no longer available for investment under the Contract. Performance figures on or before April 27, 2001 reflect the performance of the Westpeak Stock Index Series. The MetLife Stock Index Portfolio-Class A is only available through Contracts purchased prior to May 1, 1995.

                     MORGAN STANLEY EAFE INDEX SUB-ACCOUNT

                      ANNUAL PERCENT CHANGE IN UNIT VALUE*

                                                            ACCUMULATION
                                                             VALUE UNIT    %
          DATE                                                 VALUE     CHANGE
          ----                                              ------------ ------
      November 9, 1998.....................................   1.000000
      December 31, 1998....................................   1.079060     7.9%
      December 31, 1999....................................   1.326760    23.0%
      December 31, 2000....................................

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                              % CHANGE  ANNUAL
                                                              IN UNIT  EFFECTIVE
                                                               VALUE     RATE
                                                              -------- ---------
      2 years, 2 months ended December 31, 2000..............      %        %
      1 year ended December 31, 2000.........................      %        %

                         RUSSELL 2000 INDEX SUB-ACCOUNT

                      ANNUAL PERCENT CHANGE IN UNIT VALUE*

                                                            ACCUMULATION
                                                             VALUE UNIT    %
          DATE                                                 VALUE     CHANGE
          ----                                              ------------ ------
      November 9, 1998.....................................   1.000000
      December 31, 1998....................................   1.052780     5.3%
      December 31, 1999....................................   1.271835    20.8%
      December 31, 2000....................................

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                              % CHANGE  ANNUAL
                                                              IN UNIT  EFFECTIVE
                                                               VALUE     RATE
                                                              -------- ---------
      2 years, 2 months ended December 31, 2000..............      %         %
      1 year ended December 31, 2000.........................      %         %

            STATE STREET RESEARCH INVESTMENT TRUST SUB-ACCOUNT

                   ANNUAL PERCENT CHANGE IN UNIT VALUE*

                ACCUMULATION   %
          DATE   UNIT VALUE  CHANGE
          ----  ------------ ------


     PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

              % CHANGE  ANNUAL
              IN UNIT  EFFECTIVE
               VALUE     RATE
              -------- ---------

--------

* Unit values do not reflect the impact of any Contigent Deferred Sales Charge, premium tax charge or the annual Administration Contract Charge.

           NEUBERGER BERMAN PARTNERS MID CAP VALUE SUB-ACCOUNT

                   ANNUAL PERCENT CHANGE IN UNIT VALUE*

                ACCUMULATION   %
          DATE   UNIT VALUE  CHANGE
          ----  ------------ ------


    PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

            % CHANGE  ANNUAL
            IN UNIT  EFFECTIVE
             VALUE     RATE
            -------- ---------


                  LORD ABBETT BOND DEBENTURE SUB-ACCOUNT

                   ANNUAL PERCENT CHANGE IN UNIT VALUE*

                ACCUMULATION   %
          DATE   UNIT VALUE  CHANGE
          ----  ------------ ------


    PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

            % CHANGE  ANNUAL
            IN UNIT  EFFECTIVE
             VALUE     RATE
            -------- ---------


                    AMERICAN FUNDS GROWTH SUB-ACCOUNT

                   ANNUAL PERCENT CHANGE IN UNIT VALUE*

                ACCUMULATION   %
          DATE   UNIT VALUE  CHANGE
          ----  ------------ ------


    PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

            % CHANGE  ANNUAL
            IN UNIT  EFFECTIVE
             VALUE     RATE
            -------- ---------

--------

  * Unit values do not reflect the impact of any Contingent Deferred Sales Charge, premium tax charge, or the annual Administration Contract Charge.

                 AMERICAN FUNDS GROWTH-INCOME SUB-ACCOUNT

                   ANNUAL PERCENT CHANGE IN UNIT VALUE*

                ACCUMULATION   %
          DATE   UNIT VALUE  CHANGE
          ----  ------------ ------


    PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

            % CHANGE  ANNUAL
            IN UNIT  EFFECTIVE
             VALUE     RATE
            -------- ---------


          AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION SUB-ACCOUNT

                   ANNUAL PERCENT CHANGE IN UNIT VALUE*

                ACCUMULATION   %
          DATE   UNIT VALUE  CHANGE
          ----  ------------ ------


    PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

            % CHANGE  ANNUAL
            IN UNIT  EFFECTIVE
             VALUE     RATE
            -------- ---------


                           VIP OVERSEAS SUB-ACCOUNT

                     ANNUAL PERCENT CHANGE IN UNIT VALUE*

                                                            ACCUMULATION   %
    DATE                                                     UNIT VALUE  CHANGE
    ----                                                    ------------ ------
January 28, 1987...........................................   1.000000
December 31, 1987..........................................   0.934480    -6.6%
December 31, 1988..........................................   0.996890     6.7%
December 31, 1989..........................................   1.242056    24.6%
December 31, 1990..........................................   1.204901    -3.0%
December 31, 1991..........................................   1.283814     6.5%
December 31, 1992..........................................   1.130753   -11.9%
December 31, 1993..........................................   1.532303    35.5%
December 31, 1994..........................................   1.537887     0.4%
December 31, 1995..........................................   1.664159     8.2%
December 31, 1996..........................................   1.858653    11.7%
December 31, 1997..........................................   2.045625    10.1%
December 31, 1998..........................................   2.275536    11.2%
December 31, 1999..........................................   3.202059    40.7%
December 31, 2000..........................................

--------

  * Unit values do not reflect the impact of any Contingent Deferred Sales Charge, premium tax charge, or the annual Administration Contract Charge.

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                              % CHANGE  ANNUAL
                                                              IN UNIT  EFFECTIVE
                                                               VALUE     RATE
                                                              -------- ---------
13 years, 11 months ended December 31, 2000..................      %        %
10 years ended December 31, 2000.............................      %        %
5 years ended December 31, 2000..............................      %        %
1 year ended December 31, 2000...............................      %        %

                         VIP EQUITY-INCOME SUB-ACCOUNT

                      ANNUAL PERCENT CHANGE IN UNIT VALUE*

                                                            ACCUMULATION   %
    DATE                                                     UNIT VALUE  CHANGE
    ----                                                    ------------ ------
October 9, 1986............................................   1.000000
December 31, 1986..........................................   0.998929    -0.1%
December 31, 1987..........................................   0.974348    -2.5%
December 31, 1988..........................................   1.179618    21.1%
December 31, 1989..........................................   1.365709    15.8%
December 31, 1990..........................................   1.141297   -16.4%
December 31, 1991..........................................   1.480005    29.7%
December 31, 1992..........................................   1.706687    15.3%
December 31, 1993..........................................   1.991856    16.7%
December 31, 1994..........................................   2.104085     5.6%
December 31, 1995..........................................   2.804492    33.3%
December 31, 1996..........................................   3.161755    12.7%
December 31, 1997..........................................   3.996188    26.4%
December 31, 1998..........................................   4.401039    10.1%
December 31, 1999..........................................   4.616870     4.9%
December 31, 2000..........................................

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                              % CHANGE  ANNUAL
                                                              IN UNIT  EFFECTIVE
                                                               VALUE     RATE
                                                              -------- ---------
14 years, 2 months ended December 31, 2000...................      %        %
10 years ended December 31, 2000.............................      %        %
5 years ended December 31, 2000..............................      %        %
1 year ended December 31, 2000...............................      %        %

--------
* Unit values do not reflect the impact of any Contingent Deferred Sales Charge, premium tax charge, or the annual Administration Contract Charge.

                             NET INVESTMENT FACTOR

  The net investment factor ("Net Investment Factor") for each sub-account is determined on each day on which the New York Stock Exchange is open for trading as follows:

    (1) The net asset value per share of the Eligible Fund held in the sub-account determined as of the close of regular trading on the New York Stock Exchange on a particular day;

    (2) Plus the per share amount of any dividend or capital gains distribution made by the Eligible Fund since the close of regular trading on the New York Stock Exchange on the preceding trading day;

    (3) Is divided by the net asset value per share of the Eligible Fund as of the close of regular trading on the New York Stock Exchange on the preceding trading day; and

    (4) Finally, the daily charges for the Administration Asset Charge and Mortality and Expense Risk Charge that have accumulated since the close of regular trading on the New York Stock Exchange on the preceding trading day are subtracted. (See "Administration Charges, Contingent Deferred Sales Charge and Other Deductions" in the prospectus.) On an annual basis, the total deduction for such charges equals 1.35% of the daily net asset value of the Variable Account.

                               ANNUITY PAYMENTS

  At annuitization, the Contract Value is applied toward the purchase of monthly variable annuity payments. The amount of these payments will be determined on the basis of (i) annuity purchase rates not lower than the rates set forth in the Life Income Tables contained in the Contract that reflect the age of the Payee at annuitization, (ii) the assumed interest rate selected,
(iii) the type of payment option selected, and (iv) the investment performance of the Eligible Fund selected.

  When a variable payment option is selected, the Contract proceeds will be applied at annuity purchase rates, which vary depending on the particular option selected and the age of the Payee, to calculate the basic payment level purchased by the Contract Value. With respect to Contracts issued in New York or Oregon for use in situations not involving an employer-sponsored plan, annuity purchase rates used to calculate the basic payment level will also reflect the sex of the Payee when the payment option involves a life contingency. The impact of the choice of option and the sex and age of the Payee on the level of annuity payments is described in the prospectus under "Amount of Variable Annuity Payments."

  The amount of the basic payment level is determined by applying the applicable annuity purchase rate to the amount applied from each sub-account to provide the annuity. This basic payment level is converted into annuity units, the number of which remains constant. Each monthly annuity payment is in an amount equal to that number of annuity units multiplied by the applicable annuity unit value for that payment (described below). The applicable annuity unit value for each sub-account will change from day to day depending upon the investment performance of the sub-account, which in turn depends upon the investment performance of the Eligible Fund in which the sub-account invests.

  The selection of an assumed interest rate ("Assumed Interest Rate") will affect both the basic payment level and the amount by which subsequent payments increase or decrease. The basic payment level is calculated on the assumption that the Net Investment Factors applicable to the Contract will be equivalent on an annual basis to a net investment return at the Assumed Interest Rate. If this assumption is met following the date any payment is determined, then the amount of the next payment will be exactly equal to the amount of the preceding payment. If the actual Net Investment Factors are equivalent to a net investment return greater than the Assumed Interest Rate, the next payment will be larger than the preceding one; if the actual Net Investment Factors are equivalent to a net investment return smaller than the Assumed Interest Rate, then the next payment will be smaller than the preceding payment. The definition of the Assumed Interest Rate, and the effect of the level of the Assumed Interest Rate on the amount of monthly payments is explained in the prospectus under "Amount of Variable Annuity Payments."

  The number of annuity units credited under a variable payment option is determined as follows:

    (1) The proceeds under a deferred Contract, or the net purchase payment under an immediate Contract (at such time as immediate Contracts may be made available), are applied at the Company's annuity purchase rates for the selected Assumed Interest Rate to determine the basic payment level. (The amount of Contract Value or Death Proceeds applied will be reduced by any applicable Contingent Deferred Sales Charge, Administration Contract Charge and the amount of any outstanding loan plus accrued interest.)

    (2) The number of annuity units is determined by dividing the amount of the basic payment level by the applicable annuity unit value(s) next determined following the date of application of proceeds (in the case of a deferred Contract) or net purchase payment (in the case of an immediate Contract.)

  The dollar amount of the initial payment will be at the basic payment level. The dollar amount of each subsequent payment is determined by multiplying the number of annuity units by the applicable annuity unit value which is determined at least 14 days before the payment is due.

  The value of an annuity unit for each sub-account depends on the Assumed Interest Rate and on the Net Investment Factors applicable at the time of valuation. The initial annuity unit values were set at $1.00 effective on or about the date on which shares of the corresponding Eligible Funds were first publicly available. The Net Investment Factor and, therefore, changes in the value of an annuity unit under a variable payment option, reflect the deduction of the Mortality and Expense Risk Charge and Administration Asset Charge. (See "Net Investment Factor" above.)

  The annuity unit value for each sub-account is equal to the corresponding annuity unit value for the sub-account previously determined multiplied by the applicable Net Investment Factor for that sub-account for the New York Stock Exchange trading day then ended, and further multiplied by the assumed interest factor ("Assumed Interest Factor") for each day of the valuation period. The Assumed Interest Factor represents the daily equivalent of the Contract's annual Assumed Interest Rate. In the calculation of annuity unit values, the Assumed Interest Factor has the effect of reducing the Net Investment Factor by an amount equal to the daily equivalent of the Contract's Assumed Interest Rate. The result of this adjustment is that if the Net Investment Factor for a valuation period is greater (when expressed as an annual net investment return) than the Assumed Interest Rate, the annuity unit value will increase. If the Net Investment Factor for the period is less (when expressed as an annual net investment return) than the Assumed Interest Rate, the annuity unit value will decrease. At an Assumed Interest Rate of 3.5%, the Assumed Interest Factor is .9999058. Assumed Interest Factors for other Assumed Interest Rates are computed on a consistent basis.

  An illustration of annuity income payments under various hypothetical and historical rates appear below. The monthly equivalents of the hypothetical annual net returns of ( )%, 3.50%, %, % and % shown in the tables at pages
II-   and II-   are ( )%,  %,  %,  % and  %.

             HYPOTHETICAL ILLUSTRATIONS OF ANNUITY INCOME PAYOUTS

  The following tables have been prepared to show how variable annuity income payments under the Contract change with investment performance over an extended period of time. The tables illustrate how monthly annuity income payments would vary over time if the return on assets in the selected portfolios were a uniform gross annual rate of 0%, %, 6%, 8% or 10%. The values would be different from those shown if the returns averaged 0%, %, 6%, 8% or 10%, but fluctuated over and under those averages throughout the years.

  The tables reflect an average daily charge to the sub-accounts for assuming
mortality and expense risks, which is equivalent to an annual charge of   %
and the daily administrative charge which is equivalent to an annual charge of 0.40%. The average mortality and expense risk charge assumes that the contract value is allocated equally among all the sub-accounts. The amounts shown in the tables also take into account the Eligible Funds' management fees and operating expenses which are assumed to be at an annual rate of % of the average daily net assets of the Eligible Funds (based on an average of all the Eligible Funds). Actual fees and expenses of the Eligible Funds associated with your Contract may be more or less than %, will vary from year to year, and will depend on how you allocate your Contract Value. See the section in your current prospectus entitled "Expense Table" for more complete details. The monthly annuity income payments illustrated are on a pre-tax basis. The federal income tax treatment of annuity income considerations is generally described in the section of your current prospectus entitled "Federal Income Tax Status."

  The tables show both the gross rate and the net rate. The difference between
gross and net rates represents the assumed   % average for mortality and
expense risk and administrative charges and the assumed % for investment management and operating expenses. Since these charges are deducted daily from assets, the difference between the gross and net rate is not exactly %.

  Two tables follow. The first table assumes that 100% of the Contract Value is allocated to a variable annuity income option, the second assumes that 50% of the Contract Value is placed under a fixed annuity income option, using the fixed crediting rate the Company offered on the fixed annuity income option at the date of the illustration. Both illustrations assume that the final value of the accumulation account is $100,000 and is applied at age 65 to purchase a life annuity for a guaranteed period of 10 years certain and life thereafter.

  When part of the Contract Value has been allocated to the fixed annuity income option, the guaranteed minimum annuity income payment resulting from this allocation is also shown. The illustrated variable annuity income payments are determined through the use of standard mortality tables and an assumed interest rate of 3.5% per year. Thus, actual performance greater than 3.5% per year will result in increasing annuity income payments and actual performance less than 3.5% per year will result in decreasing annuity income payments. The Company offers alternative Assumed Interest Rates from which you may select. Fixed annuity income payments remain constant. Initial monthly annuity income payments under a fixed annuity income payout are generally higher than initial payments under a variable income payout option.

  These tables show the monthly income payments for several hypothetical constant assumed interest rates. Of course, actual investment performance will not be constant and may be volatile. Actual monthly income amounts would differ from those shown if the actual rate of return averaged the rate shown over a period of years, but also fluctuated above or below those averages for individual contract years. Upon request, and when you are considering an annuity income option, the Company will furnish a comparable illustration based on your individual circumstances.

                         ANNUITY PAY-OUT ILLUSTRATION
                            (100% VARIABLE PAYOUT)

 ANNUITANT:                             GROSS AMOUNT OF CONTRACT
                               John Doe VALUE:                     $100,000
 SEX:                          Unisex   DATE OF ILLUSTRATION:        1/1/01
 ANNUITY OPTION SELECTED:      Life Income with 10 Years Certain*
 FREQUENCY OF INCOME PAYMENTS: Monthly

FIXED MONTHLY ANNUITY INCOME PAYMENT BASED ON CURRENT RATES, IF 100% FIXED ANNUITY OPTION SELECTED FOR AGE 65:

ILLUSTRATIVE AMOUNTS BELOW ASSUME THAT 100% OF THE CONTRACT VALUE IS ALLOCATED TO VARIABLE PAYOUT.

ASSUMED INTEREST RATE AT WHICH MONTHLY VARIABLE PAYMENTS REMAIN CONSTANT: 3.5%

VARIABLE MONTHLY ANNUITY INCOME PAYMENT ON THE DATE OF THE ILLUSTRATION:

MONTHLY INCOME PAYMENTS WILL VARY WITH INVESTMENT PERFORMANCE. NO MINIMUM DOLLAR AMOUNT IS GUARANTEED.

                            AMOUNT OF FIRST MONTHLY PAYMENT IN YEAR SHOWN
                                 WITH AN ASSUMED RATE OF RETURN OF:
                            --------------------------------------------------
                      GROSS    0%          %        6%        8%       10%
PAYMENT  CALENDAR     ----- --------- -------------------- --------- ---------
 YEAR      YEAR   AGE NET**     %       3.50%        %         %         %
-------  -------- --- ----- --------- -------------------- --------- ---------
    1      2000    65       $         $          $         $         $
    2      2001    66
    3      2002    67
    4      2003    68
    5      2004    69
   10      2009    74
   15      2014    79
   20      2019    84

IT IS EMPHASIZED THAT THE ASSUMED RATES OF RETURN SHOWN ABOVE ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE PERFORMANCE. ACTUAL PERFORMANCE RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY THE CONTRACT OWNER AND THE VARIOUS RATES OF RETURN OF THE PORTFOLIOS SELECTED. THE AMOUNT OF THE INCOME PAYMENT WOULD BE DIFFERENT FROM THAT SHOWN IF THE ACTUAL PERFORMANCE AVERAGED THE ASSUMED RATES OF RETURN SHOWN ABOVE OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL CONTRACT YEARS. SINCE IT IS HIGHLY LIKELY THAT PERFORMANCE WILL FLUCTUATE FROM MONTH TO MONTH, MONTHLY INCOME (BASED ON THE VARIABLE ACCOUNT) WILL ALSO FLUCTUATE. NO REPRESENTATION CAN BE MADE BY THE COMPANY OR THE FUNDS THAT THIS HYPOTHETICAL PERFORMANCE CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.
-------
* Income payments are made during the Annuitant's lifetime. If the Annuitant dies before payments have been made for the 10 Year Certain Period, payments will be continued for the balance of the Certain Period. The cumulative amount of income payments received under the annuity depends on how long the Annuitant lives after the Certain Period. An annuity pools the mortality experience of Annuitants. Annuitants who die earlier, in effect, subsidize the payments for those who live longer.

** The illustrated Net Assumed Rates of Return reflect the deduction of average fund expenses and the average Mortality and Expense Risk and Administration Asset Charges from the Gross Rates of Return.

                         ANNUITY PAY-OUT ILLUSTRATION
                       (50% VARIABLE--50% FIXED PAYOUT)

 ANNUITANT:                             GROSS AMOUNT OF CONTRACT
                               John Doe VALUE:                     $100,000
 SEX:                          Unisex   DATE OF ILLUSTRATION:        1/1/01
 ANNUITY OPTION SELECTED:      Life Income with 10 Years Certain*
 FREQUENCY OF INCOME PAYMENTS: Monthly

FIXED MONTHLY ANNUITY INCOME PAYMENT FOR AGE 65 BASED ON CURRENT RATES, IF 100% FIXED ANNUITY OPTION SELECTED:

ILLUSTRATIVE AMOUNTS BELOW ASSUME THAT 50% OF THE CONTRACT VALUE IS ALLOCATED TO VARIABLE PAYOUT AND 50% TO FIXED PAYOUT

ASSUMED INTEREST RATE AT WHICH MONTHLY VARIABLE PAYMENTS REMAIN CONSTANT: 3.5%

MONTHLY INCOME PAYMENTS WILL VARY WITH INVESTMENT PERFORMANCE, BUT WILL NEVER
BE LESS THAN:   $  . THE MONTHLY GUARANTEED PAYMENT OF $   IS BEING PROVIDED
BY THE $50,000 APPLIED UNDER THE FIXED ANNUITY OPTION.

                            AMOUNT OF FIRST MONTHLY PAYMENT IN YEAR SHOWN
                                 WITH AN ASSUMED RATE OF RETURN OF:
                            --------------------------------------------------
                      GROSS    0%          %        6%        8%       10%
PAYMENT  CALENDAR     ----- --------- ---------- --------- --------- ---------
 YEAR      YEAR   AGE NET**     %       3.50%        %         %         %
-------  -------- --- ----- --------- ---------- --------- --------- ---------
    1      2000    65       $         $          $         $         $
    2      2001    66
    3      2002    67
    4      2003    68
    5      2004    69
   10      2009    74
   15      2014    79
   20      2019    84

IT IS EMPHASIZED THAT THE ASSUMED RATES OF RETURN SHOWN ABOVE ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE PERFORMANCE. ACTUAL PERFORMANCE RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY THE CONTRACT OWNER AND THE VARIOUS RATES OF RETURN OF THE PORTFOLIOS SELECTED. THE AMOUNT OF THE INCOME PAYMENT WOULD BE DIFFERENT FROM THAT SHOWN IF THE ACTUAL PERFORMANCE AVERAGED THE ASSUMED RATES OF RETURN SHOWN ABOVE OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL CONTRACT YEARS. SINCE IT IS HIGHLY LIKELY THAT PERFORMANCE WILL FLUCTUATE FROM MONTH TO MONTH, MONTHLY INCOME (BASED ON THE VARIABLE ACCOUNT) WILL ALSO FLUCTUATE. NO REPRESENTATION CAN BE MADE BY THE COMPANY OR THE FUNDS THAT THIS HYPOTHETICAL PERFORMANCE CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.
-------
* Income payments are made during the Annuitant's lifetime. If the Annuitant dies before payments have been made for the 10 Year Certain Period, payments will be continued for the balance of the Certain Period. The cumulative amount of income payments received under the annuity depends on how long the Annuitant lives after the Certain Period. An annuity pools the mortality experience of Annuitants. Annuitants who die earlier, in effect, subsidize the payments for those who live longer.

** The illustrated Net Assumed Rates of Return apply only to the variable portion of the monthly payment and reflect the deduction of average fund expenses and the average Mortality and Expense Risk and Administration Asset Charges from the Gross Rate of Return.

              HISTORICAL ILLUSTRATIONS OF ANNUITY INCOME PAYOUTS

  The following tables have been prepared to show how variable annuity income payments under the Contract change with investment performance over an extended period of time. In comparison with hypothetical illustrations based on a uniform annual rate of return, the table uses historical annual returns to illustrate that monthly annuity income payments vary over time based on fluctuations in annual returns.

  The tables reflect the daily charge to the sub-accounts for assuming mortality and expense risks, which is equivalent to an annual charge of .95% (1.20% for certain sub-accounts) and the daily administrative charge which is equivalent to an annual charge of .40%. The amounts shown in the tables also take into account the actual Eligible Funds' management fees and operating expenses. Actual fees and expenses of the Eligible Funds associated with your Contract may be more or less than the historical fees, will vary from year to year, and will depend on how you allocate your Contract Value. See the section in your current prospectus entitled "Expense Table" for more complete details. The monthly annuity income payments illustrated are on a pre-tax basis. The federal income tax treatment of annuity income considerations is generally described in the section of your current prospectus entitled "Federal Income Tax Status."

  The following tables assume that 100% of the Contract Value is allocated to a variable annuity income option, that the final value of the accumulation account is $100,000 and is applied at age 65 to purchase a life annuity for a guaranteed period of 10 years certain and life thereafter. The table assumes that the Annuitant was age 65 in 1983, the year of inception for the Capital Growth, Back Bay Advisors Bond Income and Back Bay Advisors Money Market Series, and that the Annuitant's age had increased by the time the other Eligible Funds became available. The historical variable annuity income payments are based on an assumed interest rate of 3.5% per year. Thus, actual performance greater than 3.5% per year resulted in an increased annuity income payment and actual performance less than 3.5% per year resulted in a decreased annuity income payment. The Company offers alternative Assumed Interest Rates
(AIR) from which you may select: 0% and 5%. An AIR of 0% will result in a lower initial payment than a 3.5% or 5% AIR. Similarly, an AIR of 5% will result in a higher initial payment than a 0% or 3.5% AIR. The illustrations are based on the current annuity purchase rates used by the Company. The rates may differ at the time you annuitize.

  The table illustrates the amount of the first monthly payment for each year shown. During each year, the monthly payments would vary to reflect fluctuations in the actual rate of return on the Eligible Funds. Upon request, and when you are considering an annuity income option, the Company will furnish a comparable illustration based on your individual circumstances.

                    ANNUITY PAY-OUT HISTORICAL ILLUSTRATION
                            (100% VARIABLE PAYOUT)

 ANNUITANT:                    John Doe GROSS AMOUNT OF CONTRACT VALUE:   $100,000
 SEX:                          Unisex   DATE OF ILLUSTRATION:               1/1/01
 ANNUITY OPTION SELECTED:      Life Income with 10 Years Certain*
 FREQUENCY OF INCOME PAYMENTS: Monthly

FIXED MONTHLY ANNUITY INCOME PAYMENT BASED ON CURRENT RATES, IF 100% FIXED ANNUITY OPTION SELECTED: FOR AGE 65: $ ; FOR AGE 69: $ ; AND FOR AGE 76:
$  .

ILLUSTRATIVE AMOUNTS BELOW ASSUME THAT 100% OF THE CONTRACT VALUE IS ALLOCATED TO VARIABLE PAYOUT.

ASSUMED INTEREST RATE AT WHICH MONTHLY VARIABLE PAYMENTS REMAIN
CONSTANT: 3.50%

MONTHLY INCOME PAYMENTS WILL VARY WITH INVESTMENT PERFORMANCE. NO MINIMUM DOLLAR AMOUNT IS GUARANTEED.

              AMOUNT OF FIRST MONTHLY PAYMENT IN YEAR SHOWN WITH
                    100% OF THE CONTRACT VALUE INVESTED IN:

                                            SALOMON
                      BACK BAY BACK BAY    STRATEGIC    SALOMON                         ALGER
PAYMENT  CALENDAR      MONEY     BOND        BOND         U.S.    BACK BAY             EQUITY    CAPITAL
 YEAR      YEAR   AGE  MARKET   INCOME   OPPORTUNITIES GOVERNMENT  MANAGED  BALANCED   GROWTH    GROWTH
-------  -------- --- -------- --------- ------------- ---------- --------- --------- --------- ---------
    1      1983    65 $581.00  $  581.00                                                        $  581.00
    2      1984    66  589.21     593.85                                                           601.36
    3      1985    67  621.82     637.34                                                           569.73
    4      1986    68  641.71     721.50                                                           912.93
    5      1987    69  653.31     789.77                          $  642.00                      1,698.78
    6      1988    70  663.40     769.90                             617.60                      2,472.75
    7      1989    71  679.85     795.21                             644.48                      2,149.71
    8      1990    72  708.06     851.26                             731.61                      2,679.54
    9      1991    73  730.20     877.02                             719.75                      2,465.18
   10      1992    74  739.29     986.14                             824.49                      3,618.49
   11      1993    75  731.38   1,016.77                             838.49                      3,240.10
   12      1994    76  717.90   1,091.45    $765.00     $765.00      884.40 $  765.00 $  765.00  3,550.97
   13      1995    77  711.52   1,005.44     748.36      763.51      833.68    758.20    737.42  3,145.80
   14      1996    78  716.92   1,161.63     851.64      837.15    1,043.17    901.95  1,045.27  4,139.22
   15      1997    79  718.30   1,158.11     928.18      824.28    1,143.60  1,004.99  1,127.42  4,776.14
   16      1998    80  721.25   1,224.15     982.75      852.27    1,379.69  1,112.99  1,350.12  5,621.74
   17      1999    81  723.71   1,272.43     955.87      874.22    1,573.66  1,157.58  1,901.94  7,185.99
   18      2000    82  724.12   1,207.26     924.32      834.77    1,649.61  1,047.58  2,431.79  7,925.45
   19      2001    83

INVESTMENT PERFORMANCE RESULTS CONTAINED IN THIS REPORT REPRESENT PAST PERFORMANCE AND ARE NOT INDICATIVE OF FUTURE RETURNS. THE PERFORMANCE RESULTS OF A CONTRACT MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY THE CONTRACT OWNER AND THE VARIOUS RATES OF RETURN OF THE PORTFOLIOS SELECTED. SINCE IT IS HIGHLY LIKELY THAT PERFORMANCE WILL FLUCTUATE FROM MONTH TO MONTH, MONTHLY INCOME (BASED ON THE VARIABLE ACCOUNT) WILL ALSO FLUCTUATE. NO REPRESENTATION CAN BE MADE BY THE COMPANY OR THE FUNDS THAT THESE HISTORICAL RETURNS CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

THE PAYMENTS IN THIS ILLUSTRATION ARE NET OF ALL CHARGES: MORTALITY AND EXPENSE RISK CHARGE AND ADMINISTRATION ASSET CHARGE (1.35%, 1.60% for some sub-accounts), MANAGEMENT FEES AND OTHER EXPENSES (These may vary from year to year. The following expenses are for the year ended December 31, 2000 after giving effect to any applicable current expense caps or deferrals: .95% Loomis Sayles Small Cap; .79% Alger Equity Growth; .65% Capital Growth; .90% Harris Oakmark Mid Cap Value; .79% Davis Venture Value; .70% Westpeak Growth and Income; .80% Balanced; .58% Back Bay Managed; .78% Salomon Strategic Bond Opportunities; .47% Back Bay Bond Income; .70% Salomon US Government; .41% Back Bay Money Market; .53% MetLife Stock Index-Class A; .95% Morgan Stanley EAFE Index; .80% Russell 2000 Index; 1.14% Putnam International Stock; 1.00% Putnam Large Cap Growth; .95% Janus Mid Cap; .62% Lehman Brothers Aggregate Bond Index; .53% MetLife Stock Index; .74% State Street Research Investment
Trust; 1.01% Neuberger Berman Partners Mid Cap Value;   % Lord Abbett Bond
Debenture;   % American Growth;   % American Growth-Income; and   % American
Global Small Capitalization. The following expenses are for the year ended December 31, 2000 and are unaffected by expense caps or deferrals: .89% Fidelity VIP Overseas; and .56% VIP Fidelity Equity-Income,
--------
* Income payments are made during the Annuitant's lifetime. If the Annuitant dies before payments have been made for the 10 Year Certain Period, payments will be continued for the balance of the Certain Period. The cumulative amount of income payments received under the annuity depends on how long the Annuitant lives after the Certain Period. An annuity pools the mortality experience of Annuitants. Annuitants who die earlier, in effect, subsidize the payments for those who live longer.

                    ANNUITY PAY-OUT HISTORICAL ILLUSTRATION
                            (100% VARIABLE PAYOUT)

 ANNUITANT:                             GROSS AMOUNT OF CONTRACT
                               John Doe VALUE:                     $100,000
 SEX:                          Unisex   DATE OF ILLUSTRATION:        1/1/01
 ANNUITY OPTION SELECTED:      Life Income with 10 Years Certain*
 FREQUENCY OF INCOME PAYMENTS: Monthly

FIXED MONTHLY ANNUITY INCOME PAYMENT BASED ON CURRENT RATES, IF 100% FIXED
ANNUITY OPTION SELECTED: FOR AGE 68: $   ; FOR AGE 69: $   ; FOR AGE 72: $   ;
FOR AGE 73: $   ; FOR AGE 75: $   ; FOR AGE 76: $   ; FOR AGE 79: $   ; and
FOR AGE 80: $   .

ILLUSTRATIVE AMOUNTS BELOW ASSUME THAT 100% OF THE CONTRACT VALUE IS ALLOCATED TO VARIABLE PAYOUT.

ASSUMED INTEREST RATE AT WHICH MONTHLY VARIABLE PAYMENTS REMAIN
CONSTANT: 3.50%

MONTHLY INCOME PAYMENTS WILL VARY WITH INVESTMENT PERFORMANCE. NO MINIMUM DOLLAR AMOUNT IS GUARANTEED.

            AMOUNT OF FIRST MONTHLY PAYMENT IN YEAR SHOWN WITH

                 100% OF THE CONTRACT VALUE INVESTED IN:

                                 HARRIS    LOOMIS   WESTPEAK                                   PUTNAM
                        DAVIS    OAKMARK   SAYLES    GROWTH     METLIFE   FIDELITY  FIDELITY   LARGE  PUTNAM
PAYMENT  CALENDAR      VENTURE   MID CAP    SMALL      AND    STOCK INDEX   VIP    VIP EQUITY-  CAP    INTL.
 YEAR      YEAR   AGE   VALUE     VALUE      CAP     INCOME   CLASS A***  OVERSEAS   INCOME    GROWTH STOCK**
-------  -------- --- --------- --------- --------- --------- ----------- -------- ----------- ------ -------
    1      1983    65
    2      1984    66
    3      1985    67
    4      1986    68                                                               $  626.00
    5      1987    69                                          $  642.00  $ 642.00     615.48
    6      1988    70                                             545.85    581.39     580.03
    7      1989    71                                             605.30    599.19     678.42
    8      1990    72                                             750.98    721.30     758.88
    9      1991    73                                             686.15    676.06     612.74
   10      1992    74                                             853.12    695.98     767.71
   11      1993    75           $  747.00           $  747.00     872.44    592.22     855.28
   12      1994    76 $  765.00    829.98 $  765.00    826.38     912.49    775.38     964.44         $765.00
   13      1995    77    732.39    789.05    733.73    778.25     879.55    751.89     984.32          778.70
   14      1996    78    972.43    980.46    901.19  1,012.42   1,147.99    786.11   1,267.62          788.57
   15      1997    79  1,166.26  1,098.95  1,122.40  1,139.48   1,339.89    848.22   1,380.64          801.70
   16      1998    80  1,484.12  1,229.02  1,335.81  1,449.76   1,692.29    901.98   1,686.00          754.27
   17      1999    81  1,618.63  1,107.57  1,251.74  1,719.86   2,063.79    969.42   1,794.02          771.29
   18      2000    82  1,813.22  1,059.48  1,572.07  1,792.74   2,368.20  1,318.01   1,818.36          916.18
   19      2001    83

            AMOUNT OF FIRST MONTHLY PAYMENT IN YEAR SHOWN WITH

                 100% OF THE CONTRACT VALUE INVESTED IN:

                                                                        STATE    NEUBERGER                             AMERICAN
                                          LEHMAN   MORGAN               STREET    BERMAN     LORD             AMERICAN  FUNDS
                                METLIFE  BROTHERS  STANLEY   RUSSELL   RESEARCH  PARTNERS   ABBETT   AMERICAN  FUNDS    GLOBAL
PAYMENT  CALENDAR       JANUS    STOCK     AGG.     EAFE      2000    INVESTMENT  MID CAP    BOND     FUNDS   GROWTH-   SMALL
 YEAR      YEAR   AGE  MID CAP   INDEX     BOND     INDEX     INDEX     TRUST      VALUE   DEBENTURE  GROWTH   INCOME    CAP
-------  -------- --- --------- -------- -------- --------- --------- ---------- --------- --------- -------- -------- --------
    1      1983    65
    2      1984    66
    3      1985    67
    4      1986    68
    5      1987    69
    6      1988    70
    7      1989    71
    8      1990    72           $ 693.00
    9      1991    73             684.66
   10      1992    74             848.95
   11      1993    75             908.54
   12      1994    76             943.36
   13      1995    77             907.34
   14      1996    78           1,171.45
   15      1997    79 $  819.00 1,361.49
   16      1998    80  1,005.88 1,693.59 $836.00  $  836.00 $  836.00
   17      1999    81  1,321.12 2,067,44  841.68     897.60    875.74
   18      2000    82  2,801.26 2,374.17  788.93   1,066.32  1,022.18
   19      2001    83

INVESTMENT PERFORMANCE RESULTS CONTAINED IN THIS REPORT REPRESENT PAST PERFORMANCE AND ARE NOT INDICATIVE OF FUTURE RETURNS. THE PERFORMANCE RESULTS OF A CONTRACT MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY THE CONTRACT OWNER AND THE VARIOUS RATES OF RETURN OF THE PORTFOLIOS SELECTED. SINCE IT IS HIGHLY LIKELY THAT PERFORMANCE WILL FLUCTUATE FROM MONTH TO MONTH, MONTHLY INCOME (BASED ON THE VARIABLE ACCOUNT) WILL ALSO FLUCTUATE. NO REPRESENTATION CAN BE MADE BY THE COMPANY OR THE FUNDS THAT THESE HISTORICAL RETURNS CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

THE PAYMENTS IN THIS ILLUSTRATION ARE NET OF ALL CHARGES: MORTALITY AND EXPENSE RISK CHARGE AND ADMINISTRATION ASSET CHARGE (1.35%, 1.60% for some sub-accounts), MANAGEMENT FEES AND OTHER EXPENSES (These may vary from year to year. The following expenses are for the year ended December 31, 2000 after giving effect to any applicable current expense caps or deferrals: .95% Loomis Sayles Small Cap; .79% Alger Equity Growth; .65% Capital Growth; .90% Harris Oakmark Mid Cap Value; .79% Davis Venture Value; .70% Westpeak Growth and Income; .53% MetLife Stock Index-Class A; .80% Balanced; .58% Back Bay Managed; .78% Salomon Strategic Bond Opportunities; .47% Back Bay Bond Income;
 .70% Salomon US Government; .41% Back Bay Money Market; .95% Morgan Stanley EAFE Index; .80% Russell 2000 Index; 1.14% Putnam International Stock; 1.00% Putnam Large Cap Growth; .95% Janus Mid Cap; .62% Lehman Brothers Aggregate Bond Index; .53% MetLife Stock Index; .74% State Street Research Investment
Trust; 1.01% Neuberger Berman Partners Mid Cap Value;   % Lord Abbett Bond
Debenture;   % American Funds Growth;   % American Funds Growth-Income; and
  % American Funds Global Small Cap. The following expenses are for the year ended December 31, 2000 and are unaffected by expense caps or deferrals: .89% Fidelity VIP Overseas; and .56% Fidelity VIP Equity-Income.
--------

* Income payments are made during the Annuitant's lifetime. If the Annuitant dies before payments have been made for the 10 Year Certain Period, payments will be continued for the balance of the Certain Period. The cumulative amount of income payments received under the annuity depends on how long the Annuitant lives after the Certain Period. An annuity pools the mortality experience of Annuitants. Annuitants who die earlier, in effect, subsidize the payments for those who live longer.

** On December 1, 2000, the Putnam International Stock Portfolio was substituted for the Morgan Stanley International Magnum Equity Series, which is no longer available under the Contract. Performance figures on or before December 1, 2000 reflect the performance of the Morgan Stanley International Magnum Equity Series.

*** On April 27, 2001, the MetLife Stock Index Portfolio--Class A was substituted for the Westpeak Stock Index Series, which is no longer available for investment under the Contract. Performance figures on or before April 27, 2001 reflect the performance of the Westpeak Stock Index Series. The MetLife Stock Index Portfolio--Class is only available through Contracts purchased prior to May 1, 1995.

                                    EXPERTS

  The financial statements of The New England Variable Account of Metropolitan Life Insurance Company ("MetLife") as of December 31, 2000 and for each of the two years in the period ended December 31, 2000 and the consolidated financial statements of MetLife as of December 31, 1999 and 1998 and for each of the three years in the period ended December 31, 2000 included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, independent auditors, as stated in their reports appearing herein, and have been so included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.

                                 LEGAL MATTERS

  Legal matters in connection with the Contracts described in this registration statement have been passed on by Christopher P. Nicholas, Associate General Counsel of the Company. Sutherland Asbill & Brennan LLP, Washington, D.C., has provided advice on certain matters relating to the Federal securities laws.

                                   APPENDIX A

ABC and affiliates         Fortune                    Public Broadcasting
Atlanta Constitution       Fox Newtwork and           Service
Atlanta Journal            affiliates                 Quinn, Jane Bryant
Austin American            Fund Action                 (syndicated column)
Statesman                  Hartford Courant           Registered
Baltimore Sun              Houston Chronicle          Representative
Barron's                   INC                        Research Magazine
Bond Buyer                 Indianapolis Star          Resource
Boston Business Journal    Institutional Investor     Reuters
Boston Globe               Investment Dealers         Rukeyser's Business
Boston Herald              Digest                      (syndicated column)
Broker World               Investment Vision          Sacramento Bee
Business Radio Network     Investor's Daily           San Francisco Chronicle
Business Week              Journal of Commerce        San Francisco Examiner
CBS and affiliates         Kansas City Star           San Jose Mercury
CFO                        LA Times                   Seattle Post-
Changing Times             Leckey, Andrew             Intelligencer
Chicago Sun Times           (syndicated column)       Seattle Times
Chicago Tribune            Life Association News      Smart Money
Christian Science          Miami Herald               St. Louis Post Dispatch
Monitor                    Milwaukee Sentinel         St. Petersburg Times
Christian Science          Money                      Standard & Poor's
 Monitor News Service      Money Maker                Outlook
Cincinnati Enquirer        Money Management Letter    Standard & Poor's Stock
Cincinnati Post            Morningstar                Guide
CNBC                       National Public Radio      Stanger's Investment
CNN                        National Underwriter       Advisor
Columbus Dispatch          NBC and affiliates         Stockbroker's Register
Dallas Morning News        New England Business       Strategic Insight
Dallas Times-Herald        New England Cable News     Tampa Tribune
Denver Post                New Orleans Times-         Time
Des Moines Register        Picayune                   Tobias, Andrew
Detroit Free Press         New York Daily News         (syndicated column)
Donoghues Money Fund       New York Times             UPI
Report                     Newark Star Ledger         US News and World Report
Dorfman, Dan (syndicated   Newsday                    USA Today
column)                    Newsweek                   Value Line
Dow Jones News Service     Nightly Business Report    Wall St. Journal
Economist                  Orange County Register     Wall Street Letter
FACS of the Week           Orlando Sentinel           Wall Street Week
Financial News Network     Pension World              Washington Post
Financial Planning         Pensions and Investments   WBZ
Financial Services Week    Personal Investor          WBZ-TV
Financial World            Philadelphia Inquirer      WCVB-TV
Forbes                     Porter, Sylvia             WEEI
Fort Worth Star-Telegram   (syndicated column)        WHDH
                           Portland Oregonian         Worcester Telegram
                                                      Worth Magazine
                                                      WRKO

                       THE NEW ENGLAND VARIABLE ACCOUNT


PART C.   OTHER INFORMATION


ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS


(a)  Financial Statements

     The following financial statements of the Registrant are included in Part B of this Post-Effective Amendment on Form N-4:

     Statement of Assets and Liabilities as of December 31, 2000 (to be filed by Amendment).

     Statement of Operations for the year ended December 31, 2000 (to be filed by Amendment).

     Statements of Changes in Net Assets for the years ended December 31, 2000 and 1999 (to be filed by Amendment).

     Notes to Financial Statements (to be filed by Amendment).

     The following financial statements of the Depositor are included in Part B of this Post-Effective Amendment on Form N-4:

     Consolidated Balance Sheets as of December 31, 2000 and 1999 (to be filed by Amendment).

     Consolidated Statements of Income for the years ended December 31, 2000, 1999 and 1998 (to be filed by Amendment).

     Consolidated Statements of Equity for the years ended December 31, 2000, 1999 and 1998 (to be filed by Amendment).

     Consolidated Statements of Cash Flows for the years ended December 31, 2000, 1999, and 1998 (to be filed by Amendment).

     Notes to Consolidated Financial Statements (to be filed by Amendment).

(b)  Exhibits

(1) (i) Resolutions of Board of Directors of New England Mutual Life Insurance Company authorizing the Registrant are incorporated herein by reference to the Registration Statement on Form N-4 (No. 333-11131) filed on August 30, 1996.

     (ii) Resolutions of the Depositor adopting the Registrant as a separate account are incorporated herein by reference to the Registration Statement on Form N-4 (No. 333-11131) filed on August 30, 1996.

(2)  None

(3) (i) Distribution Agreement is incorporated herein by reference to the Registration Statement on Form N-4 (No. 333-11131) filed on August 30, 1996.

     (ii) Form of Selling Agreement with other broker-dealers is incorporated herein by reference to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4 (No. 333-11131) filed on May 1, 1998.

(4) (i) Form of New England Mutual Life Insurance Company Variable Annuity Contract is incorporated herein by reference to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4 (No. 333-11131) filed on May 1, 1998.

     (ii) Form of New England Mutual Life Insurance Company Contract Loan Endorsement is incorporated herein by reference to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4 (No. 333-11131) filed on May 1, 1998.

     (iii) Forms of New England Mutual Life Insurance Company Endorsements, (Death of Owner, Individual Retirement Annuity, and Sample of Benefits for Disability of Annuitant) are incorporated herein by reference to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4 (No. 333-11131) filed on May 1, 1998.

     (iv) Forms of Metropolitan Life Insurance Company Endorsements (New Contract Loan, Spousal/Beneficiary Continuation) are incorporated herein by reference to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4 (No. 333-11131) filed on May 1, 1998.

     (v) Form of Metropolitan Life Insurance Company Endorsement to New England Mutual Life Insurance Company Variable Annuity Contract (See (4)(i) above) is incorporated herein by reference to the Registration Statement on Form N-4 (No. 333-11131) filed on August 30, 1996.

     (vi) Metropolitan Life Insurance Company Variable Annuity Contract and Application are incorporated herein by reference to the Registration Statement on Form N-4 (No. 333-11131) filed on August 30, 1996.

     (vii) Forms of Metropolitan Life Insurance Company Endorsements (Fixed Account, Contract Loans, Tax-Sheltered Annuity, Periodic Reports and Postponement of Surrender) are incorporated herein by reference to the Registration Statement on Form N-4 (No. 333-11131) filed on August 30, 1996.

     (viii) Forms of New England Mutual Life Insurance Company Endorsements (Contract Loans, Fixed Account, Tax-Sheltered Annuity and Rider Benefits of Disability of Annuitant and Modification of Variable Life Income Section and New York Endorsement) is incorporated by reference to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4 (No. 333-11131) filed on February 26, 1999.

     (ix) Form of Metropolitan Life Insurance Company Endorsement (Roth Individual Retirement Annuity) is incorporated herein by reference to Post-

                                     III-2

     Effective Amendment No. 3 to the Registration Statement on Form N-4 (No. 333-11131) filed on February 26, 1999.

     (x) Forms of Endorsements (Fixed Account and Postponement of Fixed Account Values) are incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4 (No. 333-11131) filed on April 26, 1999.

     (xi) Forms of Endorsements (TSA) for Metropolitan Life Insurance Company and New England Life Insurance Company are incorporated herein by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form N-4 (No. 333-11131) filed on April 27, 2000.

     (xii) Endorsement (VE-AMF-3 (05/01) Mortality and Expense Charge) filed herewith.

(5) (i) New England Mutual Life Insurance Company Application is incorporated herein by reference to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4 (No. 333-11131) filed on February 26, 1999.

     (ii) For Metropolitan Life Insurance Company Application see (4)(vi) above.

(6) (i) Charter and By-Laws of Metropolitan Life Insurance Company are incorporated herein by reference to the Registration Statement on Form N-4 (No. 333-11131) filed on August 30, 1996.

     (ii) By-Laws Amendment is incorporated herein by reference to the Registration Statement on Form N-4 (No. 333-11131) filed on August 30, 1996.

     (iii) Amended and Restated Charter and By-Laws of Metropolitan Life Insurance Company are incorporated herein by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form N-4 (No. 333-11131) filed on April 27, 2000.

(7)  None

(8) (i) Administrative Services Agreement is incorporated herein by reference to the Registration Statement on Form N-4 (No. 333-11131) filed on
     August 30, 1996.

     (ii) Participation Agreement Among Variable Insurance Products Fund, Fidelity Distributors Corporation and New England Mutual Life Insurance Company is incorporated herein by reference to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4 (No. 333-11131) filed on May 1, 1998.

     (iii) Amendment No. 1 to Participation Agreement Among Variable Insurance Products Fund, Fidelity Distributors Corporation and New England Mutual Life Insurance Company is incorporated by reference to Post-Effective Amendment No. 15 to the Registration Statement on Form N-4 (No. 33-17377) filed on April 1, 1996.

     (iv) Assignment of Participation Agreement from New England Mutual Life Insurance Company to Metropolitan Life Insurance Company is incorporated by reference to the Registration Statement on Form N-4 (No. 333-11131) filed on August 30, 1996.

                                     III-3

     (v) Form of Participation Agreement among Metropolitan Series Fund, Inc. and Metropolitan Life Insurance Company is incorporated by reference to Post-Effective Amendment No. 26 to the Registration Statement on Form N-1A (File No. 2-80751) filed April 6, 2000.

     (vi) Participation Agreement among New England Zenith Fund, New England Investment Management, Inc., New England Securities Corporation and Metropolitan Life Insurance Company, dated May 1, 2000, is incorporated by reference to Post-Effective Amendment No. 6 to the Registration Statement on Form N-4 (File No. 333-11131) filed January 19, 2001.

(9) Opinion and consent of Christopher P. Nicholas, Esq. (to be filed by Amendment).


(10) (i) Consent of Deloitte & Touche LLP (to be filed by Amendment).

     (ii) Consent of Sutherland Asbill and Brennan LLP (to be filed by
     Amendment).


(11) None

(12) None

(13) Schedule of computations for performance quotations is incorporated herein by reference to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4 (No. 333-11131) filed on May 1, 1998.

(14) Powers of Attorney are incorporated herein by reference to the Registration Statement of The New England Variable Account on Form N-4 (No. 333-11131) filed on August 30, 1996, except for Gerald Clark, Burton A. Dole and Charles M. Leighton whose powers of attorney were filed with Post-Effective Amendment No. 1 to the Registration Statement of The New England Variable Account on Form N-4 (File No. 333-11131) on April 30, 1997; Robert H. Benmosche and Stewart G. Nagler whose powers of attorney were filed with Post-Effective Amendment No. 23 to the Registration Statement of Metropolitan Life Separate Account E on Form N-4 (File No. 2-90380) filed April 3, 1998; William C. Steere, Jr. whose power of attorney was filed with Post-Effective Amendment No. 8 to the Registration Statement of Metropolitan Life Separate Account UL on Form S-6 (File No. 33-57320) filed April 23, 1999; and Virginia M. Wilson whose power of attorney was filed with Pre-Effective Amendment No. 2 to the Registration Statement of Metropolitan Life Separate Account E on Form N-4 (File No. 333-80547) filed November 1, 1999.

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR


        Name           Principal Occupation and            Positions and Offices
                            Business Address                   with Depositor


Curtis H. Barnette     Chairman of the Board Emeritus           Director
                       and Chief Executive Officer
                       Bethlehem Steel Corporation
                       1170 Eighth Avenue
                       Martin Tower 101
                       Bethlehem, PA  18016-7699

                                     III-4

        Name           Principal Occupation and            Positions and Offices
                            Business Address                   with Depositor

Robert H. Benmosche    Chairman of the Board, President,  Chairman of the Board,
                       Chief Executive Officer and                President,
                       Director                                Chief Executive
                       MetLife, Inc. and                         Officer and
                       Metropolitan Life Insurance                 Director
                       Company
                       One Madison Avenue
                       New York, NY 10010

Gerald Clark           Vice-Chairman of the Board,          Vice-Chairman of the
                       Chief Investment Officer and              Board, Chief
                       Director                              Investment Officer
                       MetLife, Inc. and                        and Director
                       Metropolitan Life Insurance Company
                       One Madison Avenue
                       New York, NY  10010

Joan Ganz Cooney       Chairman, Executive Committee               Director
                       Sesame Workshop
                       One Lincoln Plaza
                       New York, NY  10023

John C. Danforth       Partner                                     Director
                       Bryan Cave LLP,
                       One Metropolitan Square
                       211 North Broadway, Suite 3600
                       St. Louis, MO 63102


Burton A. Dole, Jr.    Retired Chairman of the Board,              Director
                       President and Chief Executive Officer
                       Puritan Bennett
                       P.O. Box 208
                       Pauma Valley, CA 92061

James R. Houghton      Chairman of the Board Emeritus              Director
                       and Director
                       Corning Incorporated
                       80 East Market Street, 2nd Floor
                       Corning, NY  14830

Harry P. Kamen         Retired Chairman of the Board and           Director
                       Chief Executive Officer
                       Metropolitan Life Insurance Company
                       One Madison Avenue
                       New York, NY   10010

                                     III-5

        Name           Principal Occupation and            Positions and Offices
                            Business Address                   with Depositor


Helene L. Kaplan       Of Counsel, Skadden, Arps,                  Director
                       Slate, Meagher & Flom
                       Four Times Square
                       New York, NY   10036

Charles M. Leighton    Retired Chairman and Chief                  Director
                       Executive Officer
                       CML Group, Inc.
                       51 Vaughn Hill Road
                       Bolton, MA  01740

Allen E. Murray        Retired Chairman of the Board               Director
                       and Chief Executive Officer
                       Mobil Corporation
                       375 Park Avenue, Suite 2901
                       New York, NY   10152

Stewart G. Nagler      Vice-Chairman of the Board              Vice-Chairman of
                       Chief Financial Officer and           the Board, Chief
                       Director                              Financial Officer
                       MetLife, Inc. and                       and Director
                       Metropolitan Life Insurance Company
                       One Madison Avenue
                       New York, NY  10010

John J. Phelan, Jr.    Retired Chairman of the Board               Director
                       and Chief Executive Officer
                       New York Stock Exchange, Inc.
                       P.O. Box 524
                       Locust Valley, NY   11560

Hugh B. Price          President and Chief Executive               Director
                       Officer
                       National Urban League, Inc.
                       120 Wall Street, 7th & 8th Floors
                       New York, NY   10005

Ruth J. Simmons, PH.D. President                                   Director
                       Smith College
                       College Hall 20
                       North Hampton, MA  01063

                                     III-6

        Name           Principal Occupation and            Positions and Offices
                            Business Address                   with Depositor


William C. Steere, Jr. Chairman of the Board and Chief             Director
                       Executive Officer
                       Pfizer, Inc.
                       235 East 42nd Street
                       New York, NY   10016

Set forth below is a list of certain principal officers of Metropolitan Life Insurance Company ("Metropolitan Life"). The principal business address of each officer of Metropolitan Life is One Madison Avenue, New York, New York 10010.


         Name                   Position with Metropolitan Life

Gary A. Beller          Senior Executive Vice-President and General Counsel
Robert H. Benmosche     Chairman of the Board, President and Chief Executive
                        Officer
James H. Benson         President, Individual Business; Chairman, Chief
                        Executive Officer and President, New England Life
                        Insurance Company
Gerald Clark            Vice-Chairman of the Board and Chief Investment Officer
C. Robert Henrikson     President, Institutional Business
Stewart G. Nagler       Vice Chairman and Chief Financial Officer
Catherine A. Rein       Senior Executive Vice-President; President and
                        Chief Executive Officer of Metropolitan Property
                        and Casualty Insurance Company
Stanley J. Talbi        Senior Vice President and Chief Actuary
William J. Toppeta      President, Client Services and Chief Administrative
                        Officer
John H. Tweedie         Senior Executive Vice-President
Lisa M. Weber           Executive Vice-President
Judy E. Weiss           Executive Vice-President
Virginia M. Wilson      Senior Vice President and Controller

The principal occupation of each officer, except the following officers during the last five years has been as an officer of Metropolitan Life Insurance Company or an affiliate thereof. Stanley J. Talbi was Senior Vice President and Chief Actuary of Metropolitan Life in July, 2000; prior thereto, he was appointed Senior Vice President of Financial Management and Business Development of the Institutional Business Department of Metropolitan Life since 1996. Lisa Weber has been an officer of Metropolitan Life since March 16, 1998; prior thereto she was a Director of Diversity Strategy and Development and an Associate Director of Human Resources of PaineWebber. Virginia M. Wilson joined Metropolitan Life in 1999; prior thereto, she was a Senior Vice-President and Controller of Transamerica Life Companies and an Audit Partner with Deloitte & Touche. The business address of each officer is One Madison Avenue, New York, New York 10010.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE INSURANCE COMPANY OR REGISTRANT.

     The registrant is a separate account of Metropolitan Life Insurance Company under the New York Insurance law. Under said law the assets allocated to the separate account are the property of Metropolitan Life Insurance Company. Metropolitan Life Insurance Company is a wholly-owned subsidiary of MetLife, Inc. a publicly traded company. The following outline indicates those persons who are controlled by or under common control with Metropolitan Life Insurance
Company: (to be supplied by Amendment).

                                     III-7

ITEM 27. NUMBER OF CONTRACTHOLDERS

As of March 31, 2001, there were ___________ owners of tax-qualified Contracts and _________ owners of non-qualified contracts (to be supplied by Amendment).


ITEM 28.  INDEMNIFICATION

Metropolitan Life Insurance Company ("Metropolitan Life") has secured a Financial Institutions Bond in the amount of $50,000,000 subject to a $5,000,000 deductible. Metropolitan Life maintains a directors' and officers' liability policy with a maximum coverage of $300 million under which Metropolitan Life and New England Securities Corporation, the Registrant's underwriter (the "Underwriter") as well as certain other subsidiaries of Metropolitan Life are covered. A provision in Metropolitan Life's by-laws provides for the indemnification (under certain circumstances) of individuals serving as directors or officers of Metropolitan Life.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Metropolitan Life pursuant to the foregoing provisions, or otherwise, Metropolitan Life Insurance Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification may be against public policy as expressed in the Act and may be, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Metropolitan Life of expenses incurred or paid by a director, officer or controlling person or Metropolitan Life Insurance Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, Metropolitan Life will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.  PRINCIPAL UNDERWRITERS

     (a) New England Securities Corporation also serves as principal underwriter for:

         New England Zenith Fund
         New England Variable Annuity Fund I
         New England Life Retirement Investment Account
         New England Variable Life Separate Account
         New England Variable Annuity Separate Account

     (b) The directors and officers of the Registrant's principal underwriter, New England Securities Corporation, and their addresses are as follows:

                                     III-8

        Name              Principal and Offices with       Positions and Offices
                             Principal Underwriter             with Depositor

Thomas W. McConnell*      Chairman of the Board of Directors,        None
                          President, Chief Executive Officer
                          and Director
Steven J. Brash***        Assistant Treasurer                        None
Mary M. Diggins**         Vice President, General Counsel,           None
                          Secretary and Clerk
Thom A. Faria**           Director                                   None
Anne M. Goggin**          Director                                   None
Gregory M. Harrison***    Assistant Treasurer                        None
Laura A. Hutner*          Vice President                             None
Mitchell A. Karman**      Vice President                             None
Rebecca Kovatch*          Field Vice President                       None
Joanne Logue**            Vice President                             None
Genevieve Martin*         Field Vice President                       None
John Peruzzi*             Assistant Vice President and               None
                          Controller
Robert F. Regan**         Vice President                             None
Jonathan M. Rozek*        Vice President                             None
Michael E. Toland*        Vice President, Chief Compliance           None
                          Officer, Chief Financial Officer,
                          Treasurer, Assistant Secretary and
                          Assistant Clerk

Principal Business Address: *399 Boylston Street, Boston, MA 02116
                            **501 Boylston Street, Boston, MA 02116
                            ***MetLife - One Madison Avenue, New York,  NY 10010

(c)

         (1)             (2)             (3)            (4)             (5)
                   Net Underwriting  Compensation
 Name of Principal   Discounts and   Redemption or   Brokerage        Other
    Underwriter       Commissions    Annuitization   Commissions   Compensation


    New England
    Securities       $1,611,358.39         0              0              0
    Corporation

Commissions are paid by the Company directly to agents who are registered representatives of the Principal Underwriter or to broker-dealers that have entered into a selling agreement with the principal underwriter with respect to sales of the Contracts.

                                     III-9

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

     The following companies will maintain possession of the documents required by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder:

    (a)  Registrant

    (b)  New England Life Insurance Company
         501 Boylston Street
         Boston, Massachusetts 02116

    (c)  State Street Bank and Trust Company
         225 Franklin Street
         Boston, Massachusetts  02110

    (d)  New England Securities Corporation
         399 Boylston Street
         Boston, Massachusetts  02116

ITEM 31.  MANAGEMENT SERVICES

    Not applicable

ITEM 32.  UNDERTAKINGS

Registrant hereby makes the following undertakings:

(1) To file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements contained in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

(2) To include either (a) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information or (b) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information;

(3) To deliver a Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request;

(4) To offer Contracts to participants in the Texas Optional Retirement Program in reliance upon Rule 6c-7 of the Investment Company Act of 1940 and to comply with paragraphs (a)-(d) of that Rule; and

(5) To comply with and rely upon the Securities and Exchange Commission No-Action Letter to the American Council of Life Insurance, dated November 28, 1988, regarding Sections 22(e), 27(c)(1) and 27(d) of the Investment Company Act of 1940.

                                     III-10

    Metropolitan Life Insurance Company represents that the fees and charges deducted under the Contracts described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by Metropolitan Life Insurance Company under the Contracts.

                                     III-11

                                  SIGNATURES

       Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, The New England Variable Account, has caused this Amendment to the Registration Statement to be signed on its behalf, in the City of New York, and the State of New York on the 27th day of February, 2001.

                               THE NEW ENGLAND VARIABLE ACCOUNT


                               BY: METROPOLITAN LIFE INSURANCE COMPANY



                               BY: /s/ GARY A.  BELLER, ESQ.
                                   -------------------------

                                   GARY A. BELLER, ESQ.
                                   SENIOR EXECUTIVE VICE PRESIDENT
                                   AND GENERAL COUNSEL


Attest:    /s/ Cheryl D. Martino
           ---------------------
           Cheryl D. Martino
           Assistant Secretary

                                     III-12

                                  SIGNATURES

          Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, Metropolitan Life Insurance Company has caused this Amendment to the Registration Statement to be signed on its behalf, in the City of New York, and the State of New York on the 27th day of February, 2001.

                                   METROPOLITAN LIFE INSURANCE COMPANY



                                   BY: /s/ GARY A. BELLER, ESQ.
                                       -----------------------

                                       GARY A. BELLER, ESQ.
                                       SENIOR EXECUTIVE VICE PRESIDENT
                                       AND GENERAL COUNSEL


Attest:  /s/ Cheryl D. Martino
         ---------------------
         Cheryl D. Martino
         Assistant Secretary


     Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed on February 27, 2001 by the following persons, in the capacities indicated.

      SIGNATURE                     Title
      ---------                     -----

                          Chairman of the Board, President
          *                 and Chief Executive Officer
-----------------------
  ROBERT H. BENMOSCHE

                          Vice-Chairman of the Board and
        *               Chief Financial Officer (Principal
-----------------------          Financial Officer)
  STEWART G. NAGLER

                        Senior Vice President and Controller
        *                   (Principal Accounting Officer)
-----------------------
  VIRGINIA M. WILSON

        *                            Director
-----------------------
  CURTIS H. BARNETTE

                                     III-13

       SIGNATURE                       Title
       ---------                       -----

                              Vice Chairman of the Board and
        *                         Chief Investment Officer
--------------------------
   GERALD CLARK


        *                             Director
--------------------------
   JOAN GANZ COONEY


--------------------------            Director
   JOHN C. DANFORTH

        *                             Director
--------------------------
   BURTON A. DOLE, JR.

        *                             Director
--------------------------
   JAMES R. HOUGHTON

        *                             Director
--------------------------
   HARRY P. KAMEN

        *                             Director
--------------------------
   HELENE L. KAPLAN

        *                             Director
--------------------------
   CHARLES M. LEIGHTON

        *                             Director
--------------------------
   ALLEN E. MURRAY

        *                             Director
--------------------------
   JOHN J. PHELAN, JR.

                                     III-14

       SIGNATURE                       Title
       ---------                       -----

        *                             Director
--------------------------
   HUGH B. PRICE

        *                             Director
--------------------------
   RUTH J. SIMMONS, Ph.D.

        *                             Director
--------------------------
   WILLIAM C. STEERE, JR.



 /s/  CHRISTOPHER P. NICHOLAS
-----------------------------

 CHRISTOPHER P. NICHOLAS, ESQ.
 ATTORNEY-IN-FACT
 February 27, 2001


* Metropolitan Life Insurance Company. Executed by Christopher P. Nicholas, Esq. on behalf of those indicated pursuant to Powers of Attorney which are incorporated herein by reference and were filed with the Registration Statement of The New England Variable Account on Form N-4 (No. 333-11131) filed on
August 30, 1996, except for Gerald Clark, Burton A. Dole and Charles M. Leighton whose powers of attorney were filed with Post-Effective Amendment No. 1 to the Registration Statement of The New England Variable Account on Form N-4 (File No. 333-11131) on April 30, 1997; Robert H. Benmosche and Stewart G. Nagler whose powers of attorney were filed with Post-Effective Amendment No. 23 to the Registration Statement of Metropolitan Life Separate Account E on Form N-4 (File No. 2-90380) filed April 3, 1998; William C. Steere, Jr. whose power of attorney was filed with Post-Effective Amendment No. 8 to the Registration Statement of Metropolitan Life Separate Account UL on Form S-6 (File No. 33-57320) filed April 23, 1999; and Virginia M. Wilson whose power of attorney was filed with Pre-Effective Amendment No. 2 to the Registration Statement of Metropolitan Life Separate Account E on Form N-4 (File No. 333-80547) filed November 1, 1999.

                                     III-15

                                 EXHIBIT INDEX

(4)  (xii) Endorsement (VE-AMF-3 (05/01) Mortality and Expense Charge).